Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
May 31, 2025
SEI-NPRT1-0725
1.816014.120
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	116,754	1,793,341
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)	63,371	36,128
TOTAL AUSTRALIA		1,829,469
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	566,416	10,682,606
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	697,720	6,719,044
Liberty Global Ltd Class B (b)	2	18
Liberty Global Ltd Class C (b)	1,080,929	10,679,579

TOTAL BELGIUM		17,398,641
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Kestrel Group Ltd	12,574	319,505
RenaissanceRe Holdings Ltd	268,829	67,051,330

TOTAL BERMUDA		67,370,835
CANADA - 0.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	122,943	114,583
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	521,844	3,256,307
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	87,542	58,653
TOTAL CONSUMER STAPLES		3,314,960

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	106,325	1,367,340
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	129,949	397,644
TuHURA Biosciences Inc rights (b)(c)(d)	314,697	3
		397,647
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)	87,148	88,891
TOTAL HEALTH CARE		486,538

Industrials - 0.4%
Commercial Services & Supplies - 0.4%
RB Global Inc (United States)	1,006,281	105,961,389
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)	1,144,541	18,690,355
Hut 8 Corp (United States) (b)(c)	450,040	6,872,110
		25,562,465
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	129,740	168,662
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	243,417	1,954,639
US Goldmining Inc (b)	12,994	117,725
		2,072,364
TOTAL MATERIALS		2,241,026

TOTAL CANADA		139,048,301
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	914,809	2,424,244
Software - 0.0%
Nukkleus Inc (b)(c)	14,730	199,739
TOTAL CHINA		2,623,983
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)	50,607	39,980
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	5,222	16,031
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	314,890	3,429,152
Paper & Forest Products - 0.0%
Mercer International Inc	241,436	864,341
TOTAL GERMANY		4,293,493
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	2,576,448	4,276,904
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	29,570	62,097
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	146,185	2,567,009
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	46,759	229,119
TOTAL HONG KONG		2,796,128
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	209,032	959,457
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)(c)	19,208	20,360
TOTAL HEALTH CARE		979,817

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	84,412	3,736,075
TOTAL IRELAND		4,715,892
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	543,295	8,828,544
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	3,995	518
Materials - 0.0%
Chemicals - 0.0%
N2OFF Inc (b)(c)	71,671	19,021
TOTAL ISRAEL		8,848,083
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	713,641	18,090,799
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	31,986	105,234
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	84,506	742,808
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	81,699	157,679
TOTAL KOREA (SOUTH)		900,487
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	271,096	3,922,759
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	95,095	1,578,577
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)(c)	147,732	725,364
Liberty Latin America Ltd Class C (b)	706,626	3,533,130
		4,258,494
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	887,693	17,736,106
Ofg Bancorp	250,902	10,322,108
Popular Inc	381,870	39,535,002
		67,593,216
Financial Services - 0.0%
EVERTEC Inc	346,557	12,555,760
TOTAL FINANCIALS		80,148,976

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	60,502	300,090
TOTAL PUERTO RICO		84,707,560
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	124,958	3,051,474
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	24,680	126,361
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	292,130	9,391,980
TOTAL SINGAPORE		12,569,815
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	390,822	40,184,318
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	503,395	9,861,508
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	24,409	42,472
TOTAL SWEDEN		50,088,298
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	664,461	7,043,287
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	468,387	16,997,764
TOTAL SWITZERLAND		24,041,051
THAILAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	82,066	1,764,419
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	195,839	45,605,028
TOTAL THAILAND		47,369,447
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.8%
Automobiles - 0.0%
Damon Inc (b)	16,374	21
Hotels, Restaurants & Leisure - 0.8%
Flutter Entertainment PLC (b)	970,442	245,230,694
Soho House & Co Inc Class A (b)(c)	192,359	1,213,785
		246,444,479
TOTAL CONSUMER DISCRETIONARY		246,444,500

Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	2,317,057	72,176,326
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	13,735	0
F-star Therapeutics Inc rights (b)(d)	13,735	0
Zura Bio Ltd Class A (b)	194,054	195,995
		195,995
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	51,066	20,359
TOTAL HEALTH CARE		216,354

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	252,986	291
Machinery - 0.0%
Luxfer Holdings PLC	147,769	1,689,000
TOTAL INDUSTRIALS		1,689,291

TOTAL UNITED KINGDOM		320,526,471
UNITED STATES - 97.7%
Communication Services - 4.1%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	102,576	2,727,496
AST SpaceMobile Inc Class A (b)(c)	873,830	20,159,258
Atn International Inc	55,648	790,758
Bandwidth Inc Class A (b)	139,606	1,957,276
Cogent Communications Holdings Inc	231,180	10,567,238
Frontier Communications Parent Inc (b)	1,208,255	43,775,080
GCI Liberty Inc Class A (b)(d)	444,709	4
Globalstar Inc (b)	275,827	5,091,766
IDT Corp Class B	112,659	6,938,668
Iridium Communications Inc	595,125	15,116,175
Lumen Technologies Inc (b)	5,529,473	21,675,534
NextPlat Corp (b)(c)	94,782	62,082
Shenandoah Telecommunications Co	251,674	3,166,059
		132,027,394
Entertainment - 1.5%
AMC Entertainment Holdings Inc Class A (b)(c)	2,090,709	7,442,924
Atlanta Braves Holdings Inc Class A (b)(c)	69,163	3,005,132
Atlanta Braves Holdings Inc Class C (b)	193,293	7,849,629
Cinemark Holdings Inc	578,152	19,524,193
Cineverse Corp (b)	73,552	257,432
CuriosityStream Inc Class A	161,835	1,103,715
Dolphin Entertainment Inc (b)	53,096	56,813
Eventbrite Inc Class A (b)	417,624	985,593
Gaia Inc Class A (b)	96,059	492,783
Gaxos.ai Inc (b)	35,189	50,320
Golden Matrix Group Inc (b)(c)	193,922	360,695
Kartoon Studios Inc (b)	228,389	188,284
Liberty Media Corp-Liberty Formula One Class A (b)	178,896	15,764,316
Liberty Media Corp-Liberty Formula One Class C (b)	1,167,640	112,712,289
Liberty Media Corp-Liberty Live Class A (b)	106,333	7,641,089
Liberty Media Corp-Liberty Live Class C (b)	253,688	18,506,540
Lionsgate Studios Corp	1,233,601	8,918,935
LiveOne Inc (b)	476,463	352,106
Madison Square Garden Entertainment Corp Class A (b)	224,440	8,328,968
Madison Square Garden Sports Corp Class A (b)	90,117	17,112,317
Marcus Corp/The	134,519	2,485,911
Mega Matrix Inc Class A (c)	166,852	157,859
Motorsport Games Inc Class A (b)(c)	14,447	44,641
Moving Image Technologies Inc (b)	37,889	22,133
Playstudios Inc Class A (b)	593,070	794,714
Playtika Holding Corp	291,668	1,382,506
PodcastOne Inc (b)	41,780	81,889
Reading International Inc Class A (b)	93,732	127,476
Reading International Inc Class B (b)	3,305	33,711
Reservoir Media Inc (b)(c)	188,742	1,472,188
ROBLOX Corp Class A (b)	2,964,546	257,856,211
Roku Inc Class A (b)	701,806	50,852,863
Skillz Inc Class A (b)(c)	66,553	418,618
Snail Inc Class A (b)(c)	13,686	12,181
Sphere Entertainment Co Class A (b)(c)	148,840	5,611,268
Starz Entertainment Corp	69,802	1,463,050
TruGolf Holdings Inc Class A (b)(c)	99,842	23,473
Vivid Seats Inc Class A (b)(c)	515,487	804,160
Warner Music Group Corp Class A	788,007	20,740,344
		575,039,269
Interactive Media & Services - 0.9%
Angi Inc Class A (b)	241,138	3,773,810
Arena Group Holdings Inc/The (b)	146,557	625,798
Bumble Inc Class A (b)(c)	442,613	2,487,485
BuzzFeed Inc Class A (b)	107,274	230,639
Cargurus Inc Class A (b)	479,435	15,025,493
Cars.com Inc (b)	327,581	3,357,705
DHI Group Inc (b)	206,513	444,003
EverQuote Inc Class A (b)	146,684	3,381,066
fuboTV Inc (b)	1,857,100	6,796,986
Getty Images Holdings Inc Class A (b)(c)	270,956	482,302
Giftify Inc (b)	88,619	152,425
HWH International Inc Class A (b)(c)	10,191	12,228
IAC Inc Class A (b)	385,942	13,878,474
Intelligent Protection Management Corp (b)	34,037	72,499
IZEA Worldwide Inc (b)	68,067	196,033
MediaAlpha Inc Class A (b)	177,850	1,814,070
Nextdoor Holdings Inc Class A (b)	1,091,450	1,669,919
Onfolio Holdings Inc (b)	18,868	17,924
Outbrain Inc (b)	189,108	487,899
Pinterest Inc Class A (b)	3,245,256	100,959,914
PSQ Holdings Inc Class A (b)(c)	164,384	353,426
QuinStreet Inc (b)	307,714	4,698,793
Reddit Inc Class A (b)	581,171	65,294,562
Rumble Inc Class A (b)(c)	650,036	5,856,824
Shutterstock Inc	134,633	2,483,979
Snap Inc Class A (b)	5,896,028	48,642,231
Society Pass Inc (b)(c)	16,267	21,310
Super League Enterprise Inc (b)(c)	61,690	12,029
System1 Inc Class A (b)	105,179	37,275
Travelzoo (b)(c)	37,898	524,508
TripAdvisor Inc Class A	600,566	8,552,060
TrueCar Inc (b)	435,568	631,574
Trump Media & Technology Group Corp (b)(c)	504,832	10,768,067
Vimeo Inc Class A (b)	859,252	3,746,339
Yelp Inc Class A (b)	358,979	13,702,228
Zedge Inc Class B (b)	63,471	149,792
Ziff Davis Inc (b)	233,458	7,573,378
ZipRecruiter Inc Class A (b)	406,454	2,426,530
ZoomInfo Technologies Inc (b)	1,480,692	14,140,609
		345,482,186
Media - 1.2%
Advantage Solutions Inc Class A (b)(c)	298,967	355,771
Altice USA Inc Class A (b)	1,358,577	3,138,313
AMC Networks Inc Class A (b)	177,413	1,172,700
Asset Entities Inc Class A (b)(c)	26,252	184,027
Beasley Broadcast Group Inc Class A (b)	5,266	23,381
Boston Omaha Corp (b)	123,568	1,816,450
Cable One Inc (c)	25,374	3,712,977
Cardlytics Inc (b)(c)	277,740	502,709
Clear Channel Outdoor Holdings Inc (b)	1,773,248	1,897,375
comScore Inc (b)	19,394	89,018
Creative Realities Inc (b)	45,895	143,651
DallasNews Corp Class A (b)	26,930	114,991
Direct Digital Holdings Inc Class A (b)	34,378	17,966
EchoStar Corp Class A (b)(c)	660,068	11,703,006
Emerald Holding Inc	113,011	517,590
Entravision Communications Corp Class A	365,747	757,096
EW Scripps Co/The Class A (b)	334,272	742,084
Fluent Inc (b)	65,008	117,014
Gannett Co Inc (b)	648,934	2,297,226
Gray Media Inc	454,907	1,805,981
Gray Media Inc Class A	8,019	70,407
Harte Hanks Inc (b)	30,293	141,468
Ibotta Inc Class A (b)(c)	36,285	1,813,887
iHeartMedia Inc Class A (b)	624,879	818,591
Integral Ad Science Holding Corp (b)(c)	404,082	3,289,227
John Wiley & Sons Inc Class A	223,153	8,729,746
John Wiley & Sons Inc Class B	7,210	285,083
Lee Enterprises Inc (b)(c)	23,342	143,553
Lendway Inc (b)	7,089	37,501
Liberty Broadband Corp Class A (b)	78,663	7,307,792
Liberty Broadband Corp Class C (b)	618,017	57,969,995
LQR House Inc (b)(c)	3,799	4,863
Magnite Inc (b)	684,606	11,200,154
Marchex Inc Class B (b)	195,721	313,154
Mediaco Holding Inc Class A (b)	19,338	23,979
National CineMedia Inc	518,892	2,827,961
New York Times Co/The Class A	885,275	50,566,908
Nexstar Media Group Inc	158,332	26,982,939
PubMatic Inc Class A (b)	218,561	2,557,164
Saga Communications Inc Class A	28,890	353,903
Scholastic Corp	136,651	2,359,963
Sinclair Inc Class A	210,157	2,948,503
Sirius XM Holdings Inc (c)	1,196,125	25,931,990
SPAR Group Inc (b)	82,619	85,511
Stagwell Inc Class A (b)	568,382	2,534,984
Stran & Co Inc (b)	50,373	56,921
TechTarget Inc/old	150,298	1,215,911
TEGNA Inc	871,064	14,564,190
Thryv Holdings Inc (b)	221,667	2,948,171
Townsquare Media Inc Class A	69,322	478,322
Trade Desk Inc (The) Class A (b)	2,450,351	184,315,403
Treasure Global Inc (b)(c)	5,395	7,877
Urban One Inc Class A (b)	43,443	74,722
Urban One Inc Class D (b)	74,513	52,159
WideOpenWest Inc (b)	260,393	1,096,255
		445,218,483
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	323,402	3,431,295
Kore Group Holdings Inc (b)	40,773	101,933
NII Holdings Inc (b)(d)	487,940	4
Spok Holdings Inc	114,547	1,855,661
SurgePays Inc (b)(c)	78,949	217,110
Telephone and Data Systems Inc	530,615	18,231,931
United States Cellular Corp (b)	76,961	4,769,273
		28,607,207
TOTAL COMMUNICATION SERVICES		1,526,374,539

Consumer Discretionary - 10.2%
Automobile Components - 0.7%
Adient PLC (b)	458,570	7,149,106
American Axle & Manufacturing Holdings Inc (b)	639,570	2,807,712
BorgWarner Inc	1,185,300	39,221,578
Cooper-Standard Holdings Inc (b)	93,854	2,162,396
Dana Inc	703,834	11,704,759
Dorman Products Inc (b)	148,067	19,146,544
Fox Factory Holding Corp (b)	226,762	5,816,445
Gentex Corp	1,243,237	26,816,622
Gentherm Inc (b)	169,118	4,627,914
Goodyear Tire & Rubber Co/The (b)	1,555,749	17,751,096
Holley Inc Class A (b)	309,914	601,233
LCI Industries	139,477	12,154,026
Lear Corp	290,449	26,262,399
Luminar Technologies Inc Class A (b)(c)	146,511	525,974
Modine Manufacturing Co (b)	285,013	25,879,180
Motorcar Parts of America Inc (b)	106,883	1,190,677
Patrick Industries Inc	183,073	15,718,648
Phinia Inc	222,809	9,669,911
QuantumScape Corp Class A (b)(c)	2,071,748	8,286,992
Solid Power Inc (b)(c)	788,071	1,229,391
Standard Motor Products Inc	112,974	3,423,112
Stoneridge Inc (b)	143,466	720,199
Strattec Security Corp (b)	21,152	1,184,089
Superior Industries International Inc (b)	113,402	58,130
Sypris Solutions Inc (b)(c)	79,289	156,199
Visteon Corp (b)	150,957	12,744,545
Worksport Ltd (b)(c)	16,153	45,875
XPEL Inc (b)(e)	123,723	4,450,316
		261,505,068
Automobiles - 0.3%
AYRO Inc (b)(c)	31,600	12,362
Cenntro Inc (b)	117,017	100,050
ECD Automotive Design Inc (b)(c)	42,082	14,325
Envirotech Vehicles Inc (b)	88,826	16,886
Faraday Future Intelligent Electric Inc Class A (b)(c)	363,606	418,147
Harley-Davidson Inc	626,153	15,159,164
Lucid Group Inc Class A (b)(c)	6,382,567	14,233,124
Mullen Automotive Inc (b)(c)	77	5
Rivian Automotive Inc Class A (b)(c)	3,975,000	57,756,750
Thor Industries Inc (c)	288,831	23,450,189
Volcon Inc (b)(c)	17,967	10,191
Winnebago Industries Inc	156,385	5,306,143
Workhorse Group Inc (b)(c)	18,719	16,754
		116,494,090
Broadline Retail - 0.3%
1stdibs.Com Inc (b)	164,768	413,568
ContextLogic Inc Class A (b)	136,416	1,118,611
Dillard's Inc Class A (c)	16,363	6,480,075
Etsy Inc (b)(c)	610,631	33,798,426
Groupon Inc (b)(c)	132,400	3,856,812
Kohl's Corp (c)	612,424	4,979,007
Macy's Inc	1,519,589	18,067,913
Ollie's Bargain Outlet Holdings Inc (b)	332,984	37,111,067
QVC Group Inc Class A (b)	33,776	138,482
Savers Value Village Inc (b)(c)	149,447	1,497,459
		107,461,420
Distributors - 0.0%
A-Mark Precious Metals Inc	97,390	1,921,505
AMCON Distributing Co	1,020	112,190
Cheetah Net Supply Chain Service Inc Class A (b)	13,080	17,919
Educational Development Corp (b)(c)	30,967	42,115
Kaival Brands Innovations Group Inc (b)(c)	31,048	17,106
Weyco Group Inc	39,457	1,237,372
		3,348,207
Diversified Consumer Services - 1.3%
ADT Inc	2,206,396	18,357,215
Adtalem Global Education Inc (b)	201,571	26,613,419
Allurion Technologies Inc (b)(c)	24,430	64,984
American Public Education Inc (b)	96,495	2,841,778
Amesite Inc (b)(c)	18,711	51,268
Beachbody Co Inc/The Class A (b)(c)	16,577	61,141
Bright Horizons Family Solutions Inc (b)	316,097	40,839,732
Carriage Services Inc	69,391	3,018,509
Chegg Inc (b)	575,015	586,515
Coursera Inc (b)	673,718	5,962,404
Duolingo Inc Class A (b)	206,601	107,351,946
European Wax Center Inc Class A (b)	179,755	914,953
Frontdoor Inc (b)	413,909	22,769,134
Graham Holdings Co Class B	18,395	17,556,372
Grand Canyon Education Inc (b)	156,627	30,987,869
H&R Block Inc	729,899	41,567,748
KinderCare Learning Cos Inc (b)	135,513	1,662,745
Laureate Education Inc (b)	730,937	16,446,083
Legacy Education Inc	14,804	133,828
Lincoln Educational Services Corp (b)	158,670	3,776,346
Matthews International Corp Class A	169,598	3,637,877
Mister Car Wash Inc (b)(c)	510,072	3,611,310
Nerdy Inc Class A (b)(c)	444,186	759,558
Perdoceo Education Corp	337,772	11,497,759
Regis Corp (b)(c)	12,335	268,410
Service Corp International/US	785,983	61,306,674
Strategic Education Inc	133,272	12,158,405
Stride Inc (b)	233,322	35,322,618
Udemy Inc (b)	486,805	3,563,413
Universal Technical Institute Inc (b)	236,836	8,414,783
Wag! Group Co (b)(c)	97,342	14,960
XWELL Inc (b)(c)	30,264	27,539
		482,147,295
Hotels, Restaurants & Leisure - 2.5%
Accel Entertainment Inc Class A (b)	299,242	3,357,495
Allied Gaming & Entertainment Inc (b)(c)	111,457	335,486
Aramark	1,446,357	58,577,459
Ark Restaurants Corp	11,182	118,753
Aureus Greenway Holdings Inc	20,295	12,123
Bally's Corp	39,697	398,161
Biglari Holdings Inc Class A (b)	405	487,219
Biglari Holdings Inc Class B (b)	3,329	822,729
BJ's Restaurants Inc (b)	125,052	5,578,570
Bloomin' Brands Inc	417,589	3,186,204
Boyd Gaming Corp	361,436	27,096,857
Brinker International Inc (b)	242,247	41,819,100
BT Brands Inc (b)	20,504	26,245
Canterbury Park Holding Corp	14,282	253,648
Cava Group Inc (b)	443,274	36,024,878
Century Casinos Inc (b)	144,385	285,882
Cheesecake Factory Inc/The (c)	256,227	14,136,044
Choice Hotels International Inc (c)	121,707	15,417,843
Churchill Downs Inc	400,959	38,279,556
Cracker Barrel Old Country Store Inc (c)	121,663	6,988,323
Dave & Buster's Entertainment Inc (b)(c)	168,452	3,699,206
Denny's Corp (b)(c)	280,800	1,072,656
Dine Brands Global Inc	85,337	2,053,208
DraftKings Inc Class A (b)	2,672,431	95,886,824
Dutch Bros Inc Class A (b)	634,218	45,790,540
El Pollo Loco Holdings Inc (b)	128,937	1,353,839
Empire Resorts Inc (b)(d)	10,999	0
Everi Holdings Inc (b)	465,810	6,572,579
FAT Brands Inc Class A (c)	9,416	20,621
FAT Brands Inc Class B	25,925	66,109
First Watch Restaurant Group Inc (b)	222,828	3,440,464
Flanigan's Enterprises Inc (c)	3,724	101,894
Full House Resorts Inc (b)(c)	177,224	563,572
GEN Restaurant Group Inc Class A (b)	23,882	78,811
Global Business Travel Group I Class A (b)	461,856	2,886,600
Golden Entertainment Inc	112,725	3,216,044
Good Times Restaurants Inc (b)	43,611	70,214
Hall of Fame Resort & Entertainment Co (b)(c)	22,010	19,061
High Roller Technologies Inc (b)(c)	7,595	33,114
Hilton Grand Vacations Inc (b)(c)	338,369	12,915,545
Hyatt Hotels Corp Class A	232,634	30,714,667
Inspirato Inc Class A (b)(c)	26,541	96,609
Inspired Entertainment Inc (b)	131,065	1,024,928
Jack in the Box Inc (c)	103,710	1,966,860
Krispy Kreme Inc (c)	466,968	1,349,538
Kura Sushi USA Inc Class A (b)	32,157	2,124,291
Life Time Group Holdings Inc (b)	520,914	14,898,140
Light & Wonder Inc Class A (b)	481,430	43,386,472
Lindblad Expeditions Holdings Inc (b)	202,415	2,125,358
Lottery.com Inc (b)(c)	42,172	62,836
Lucky Strike Entertainment Corp Class A (c)	138,933	1,198,992
Marriott Vacations Worldwide Corp	175,881	11,583,523
Monarch Casino & Resort Inc	69,317	5,804,606
Nathan's Famous Inc	15,203	1,626,417
Noodles & Co Class A (b)	169,169	131,495
ONE Group Hospitality Inc/The (b)	130,345	448,387
Papa John's International Inc	178,579	8,080,700
Penn Entertainment Inc (b)	816,576	12,109,822
Planet Fitness Inc Class A (b)	459,162	47,215,628
Playa Hotels & Resorts NV (b)	537,160	7,230,174
PlayAGS Inc (b)	209,996	2,566,151
Portillo's Inc Class A (b)	316,395	3,796,740
Potbelly Corp (b)	137,184	1,463,753
Rave Restaurant Group Inc (b)	66,030	182,243
Rci Hospitality Holdings Inc	44,430	1,787,419
Red Robin Gourmet Burgers Inc (b)	90,654	462,335
Red Rock Resorts Inc Class A	270,071	12,982,313
Rush Street Interactive Inc Class A (b)	457,204	5,801,919
Sabre Corp (b)	2,112,323	5,323,054
Serve Robotics Inc (b)(c)	147,426	1,724,884
Shake Shack Inc Class A (b)	216,908	28,152,489
Sharplink Gaming Inc (b)(c)	2,415	185,231
Six Flags Entertainment Corp	508,845	17,076,838
Sonder Holdings Inc (b)(c)	56,675	100,315
Sweetgreen Inc Class A (b)	564,713	7,578,448
Target Hospitality Corp (b)	185,114	1,353,183
Texas Roadhouse Inc	363,899	71,036,724
Travel + Leisure Co	373,646	18,147,986
Twin Hospitality Group Inc Class A (c)	15,298	67,158
United Parks & Resorts Inc (b)(c)	155,872	6,981,507
Vail Resorts Inc	204,708	32,788,080
Wendy's Co/The	940,230	10,718,622
Wingstop Inc	159,087	54,360,028
Wyndham Hotels & Resorts Inc	422,837	35,002,447
Xponential Fitness Inc Class A (b)	130,383	1,174,751
Yoshiharu Global Co Class A (b)(c)	3,400	45,730
		947,083,267
Household Durables - 1.2%
Algorhythm Holdings Inc (b)(c)	13,551	34,012
Aterian Inc (b)(c)	30,318	46,387
Bassett Furniture Industries Inc	44,453	741,032
Beazer Homes USA Inc (b)	156,243	3,206,106
Cavco Industries Inc (b)	43,686	18,942,031
Century Communities Inc	149,415	7,750,156
Champion Homes Inc (b)	287,137	18,778,760
Cricut Inc Class A (c)	269,800	1,634,988
Dream Finders Homes Inc Class A (b)(c)	149,975	3,128,479
Emerson Radio Corp (b)	27,426	11,381
Ethan Allen Interiors Inc	124,666	3,257,523
Flexsteel Industries Inc	19,945	605,730
Gopro Inc Class A (b)	697,357	462,348
Green Brick Partners Inc (b)	167,685	9,801,188
Hamilton Beach Brands Holding Co Class A	32,334	590,742
Helen of Troy Ltd (b)	125,965	3,387,199
Hooker Furnishings Corp	59,514	584,427
Hovnanian Enterprises Inc Class A (b)	25,260	2,280,473
Installed Building Products Inc	126,722	20,209,625
iRobot Corp (b)(c)	167,157	513,172
KB Home	379,964	19,598,543
Koss Corp (b)	28,601	166,458
La-Z-Boy Inc	226,027	9,468,271
Landsea Homes Corp Class A (b)	97,282	1,096,368
Legacy Housing Corp (b)	60,173	1,341,256
Leggett & Platt Inc	733,630	6,646,688
LGI Homes Inc (b)	113,084	5,665,508
Lifetime Brands Inc	73,544	244,902
Live Ventures Inc (b)	6,743	146,121
Lovesac Co/The (b)	80,049	1,532,138
M/I Homes Inc (b)	148,500	15,831,585
Meritage Homes Corp	391,323	24,892,056
Newell Brands Inc	2,273,116	12,047,515
Nova Lifestyle Inc (b)(c)	21,364	22,218
Purple Innovation Inc Class A (b)	306,860	244,445
Smith Douglas Homes Corp Class A (b)(c)	48,851	917,422
Somnigroup International Inc	1,121,836	72,986,650
Sonos Inc (b)	649,495	6,676,809
Star Equity Holdings Inc (b)	11,516	27,407
Taylor Morrison Home Corp (b)	564,836	31,788,970
Toll Brothers Inc	543,634	56,673,845
TopBuild Corp (b)	159,326	45,071,732
Traeger Inc (b)	343,657	474,247
Tri Pointe Homes Inc (b)	511,107	15,067,434
United Homes Group Inc Class A (b)	68,496	206,858
Universal Electronics Inc (b)	57,659	381,126
Whirlpool Corp (c)	302,877	23,651,665
Yunhong Green CTI Ltd (b)	74,469	61,221
		448,895,217
Leisure Products - 0.3%
Acushnet Holdings Corp	149,194	10,180,999
American Outdoor Brands Inc (b)	69,574	805,667
Brunswick Corp/DE	360,882	18,267,847
Clarus Corp	159,323	506,647
Escalade Inc	44,966	667,295
Funko Inc Class A (b)	197,273	826,574
Interactive Strength Inc (b)(c)	8,548	7,001
JAKKS Pacific Inc	47,555	957,282
Johnson Outdoors Inc Class A (c)	30,789	837,153
Latham Group Inc (b)	214,170	1,210,061
Malibu Boats Inc Class A (b)	108,076	3,257,411
Marine Products Corp	69,429	576,955
MasterCraft Boat Holdings Inc (b)	69,822	1,187,672
Mattel Inc (b)	1,830,203	34,664,045
Newton Golf Company Inc (b)(c)	1,734	2,808
Outdoor Holding Co (b)	485,703	704,269
Peloton Interactive Inc Class A (b)	2,038,704	14,474,798
Polaris Inc	287,848	11,289,399
Smith & Wesson Brands Inc (c)	242,219	2,305,925
SRM Entertainment Inc (b)(c)	45,193	25,986
Sturm Ruger & Co Inc	91,739	3,320,952
Topgolf Callaway Brands Corp (b)(c)	770,698	4,886,225
Twin Vee PowerCats Co (b)(c)	7,133	16,049
YETI Holdings Inc (b)	463,042	14,150,564
		125,129,584
Specialty Retail - 3.0%
1-800-Flowers.com Inc Class A (b)(c)	141,360	695,491
Abercrombie & Fitch Co Class A (b)	275,321	21,609,945
Academy Sports & Outdoors Inc	379,254	15,515,281
Advance Auto Parts Inc (c)	324,383	15,547,677
aka Brands Holding Corp (b)	3,548	44,137
America's Car-Mart Inc/TX (b)	42,297	2,104,699
American Eagle Outfitters Inc	957,892	10,498,496
Arhaus Inc Class A (b)	292,665	2,628,132
Arko Corp	384,011	1,643,567
Asbury Automotive Group Inc (b)	105,971	24,151,851
AutoNation Inc (b)	140,536	25,837,544
BARK Inc (b)	659,972	851,364
Barnes & Noble Education Inc (b)	94,287	1,134,273
Bath & Body Works Inc	1,178,529	33,140,235
Beyond Inc (b)	222,357	1,425,308
Big 5 Sporting Goods Corp	126,899	152,279
Boot Barn Holdings Inc (b)	165,971	26,606,811
Brilliant Earth Group Inc Class A (b)	76,631	105,751
Buckle Inc/The	164,222	6,997,499
Build-A-Bear Workshop Inc	65,731	3,354,910
Burlington Stores Inc (b)	342,433	78,167,181
Caleres Inc	185,251	2,491,626
Camping World Holdings Inc Class A	327,741	5,329,069
Carparts Com Inc (b)	289,114	253,813
Carvana Co Class A (b)	644,398	210,821,250
Cato Corp/The Class A	91,371	233,910
Chewy Inc Class A (b)	903,943	40,903,421
Children's Place Inc/The (b)(c)	69,932	425,187
Citi Trends Inc (b)	41,908	1,109,724
Designer Brands Inc Class A	188,197	668,099
Destination XL Group Inc (b)	264,853	299,284
Dick's Sporting Goods Inc	315,276	56,541,598
Duluth Holdings Inc Class B (b)	72,823	135,451
Envela Corp (b)(c)	34,850	202,130
EVgo Inc Class A (b)(c)	555,759	2,195,248
Five Below Inc (b)	299,602	34,924,605
Floor & Decor Holdings Inc Class A (b)	583,699	41,845,381
Foot Locker Inc (b)	452,001	10,739,544
GameStop Corp Class A (b)(c)	2,218,262	66,104,208
Gap Inc/The	1,211,171	27,021,225
Genesco Inc (b)	56,227	1,221,813
Group 1 Automotive Inc	70,657	29,952,915
Grove Collaborative Holdings Class A (b)(c)	108,332	149,498
GrowGeneration Corp (b)	301,482	325,601
Guess? Inc	153,200	1,605,536
Haverty Furniture Cos Inc	74,055	1,552,193
Haverty Furniture Cos Inc Class A	2,510	51,882
J Jill Inc	40,213	643,408
Kirklands Inc (b)(c)	62,862	67,262
Lands' End Inc (b)	63,929	538,282
Lazydays Holdings Inc (b)(c)	260,119	71,793
Leslie's Inc (b)	1,016,184	765,898
Lithia Motors Inc Class A	145,419	46,084,735
Lulu's Fashion Lounge Holdings Inc (b)	100,173	41,071
MarineMax Inc (b)	109,409	2,319,471
Monro Inc	166,762	2,556,461
Murphy USA Inc	99,331	42,393,477
National Vision Holdings Inc (b)	430,093	8,520,142
ODP Corp/The (b)	165,435	2,721,406
OneWater Marine Inc Class A (b)(c)	75,249	1,111,428
Penske Automotive Group Inc	101,466	16,658,688
Petco Health & Wellness Co Inc Class A (b)	480,560	1,763,655
PetMed Express Inc (b)	113,948	421,608
RealReal Inc/The (b)(c)	508,333	2,872,081
Rent the Runway Inc Class A (b)(c)	12,055	65,097
Restoration Hardware Inc (b)	82,252	14,896,660
Revolve Group Inc Class A (b)	209,281	4,311,189
RumbleON Inc Class B (b)	128,643	203,256
Sally Beauty Holdings Inc (b)	559,203	4,870,658
Shoe Carnival Inc (c)	97,701	1,877,813
Signet Jewelers Ltd	237,711	15,824,421
Sleep Number Corp (b)(c)	122,245	1,315,356
Sonic Automotive Inc Class A	79,940	5,590,204
Sportsman's Warehouse Holdings Inc (b)	209,400	395,766
Stitch Fix Inc Class A (b)	570,629	2,522,180
Tandy Leather Factory Inc (c)	22,118	68,787
ThredUp Inc Class A (b)	467,754	3,367,829
Tile Shop Holdings Inc (b)	126,273	804,359
Tilly's Inc Class A (b)(c)	124,385	177,871
Torrid Holdings Inc (b)(c)	63,290	326,576
Upbound Group Inc	280,580	6,436,505
Urban Outfitters Inc (b)	307,280	21,478,872
Valvoline Inc (b)	693,734	23,996,259
Victoria's Secret & Co (b)	429,400	9,107,574
Warby Parker Inc Class A (b)	488,197	10,335,130
Wayfair Inc Class A (b)(c)	543,851	22,428,415
Winmark Corp	15,844	6,730,848
Xcel Brands Inc (b)(c)	7,068	16,610
Zumiez Inc (b)	84,614	1,056,829
		1,097,072,572
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds Inc Class A (b)(c)	28,620	201,771
Capri Holdings Ltd (b)	642,841	11,648,279
Carter's Inc	198,378	6,223,118
Columbia Sportswear Co	174,997	11,161,309
Crocs Inc (b)	306,247	31,237,194
Crown Crafts Inc	53,571	173,570
Culp Inc (b)	57,675	245,119
Figs Inc Class A (b)(c)	706,614	3,073,771
Fossil Group Inc (b)	265,331	392,690
G-III Apparel Group Ltd (b)	210,410	6,112,411
Hanesbrands Inc (b)	1,921,445	9,511,153
Kontoor Brands Inc	270,958	18,587,719
Lakeland Industries Inc	47,864	912,288
Levi Strauss & Co Class A	536,233	9,303,643
Movado Group Inc	80,726	1,307,761
Oxford Industries Inc	81,501	4,374,974
PLBY Group Inc (b)(c)	382,480	604,318
PVH Corp	301,134	25,225,995
Rocky Brands Inc	40,635	924,446
Skechers USA Inc Class A (b)	716,183	44,431,993
Steven Madden Ltd	394,883	9,733,866
Superior Group of Cos Inc	61,604	607,415
Under Armour Inc Class A (b)(c)	986,428	6,618,932
Under Armour Inc Class C (b)	746,525	4,703,107
Unifi Inc (b)	84,918	426,288
Vera Bradley Inc (b)	109,331	220,849
VF Corp	1,801,910	22,451,799
Vince Holding Corp (b)(c)	21,345	30,736
Wolverine World Wide Inc	436,722	7,450,477
		237,896,991
TOTAL CONSUMER DISCRETIONARY		3,827,033,711

Consumer Staples - 3.2%
Beverages - 0.4%
Amaze Holdings Inc (b)	62,147	22,292
Beeline Holdings Inc (b)(c)	2,576	2,508
Boston Beer Co Inc/The Class A (b)	47,053	10,815,132
Celsius Holdings Inc (b)	855,952	32,423,462
Coca-Cola Consolidated Inc (c)	321,255	36,831,886
Heritage Distilling Holding Co Inc	13,591	7,611
MGP Ingredients Inc	78,026	2,295,525
National Beverage Corp	127,726	5,777,047
Primo Brands Corp Class A	1,384,332	45,779,860
Splash Beverage Group Inc (b)	6,599	25,010
Vita Coco Co Inc/The (b)	213,560	7,600,600
Willamette Valley Vineyards Inc (b)	20,345	118,408
Zevia PBC Class A (b)	291,557	793,035
		142,492,376
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	2,209,882	49,125,677
Andersons Inc/The	175,836	6,243,936
BJ's Wholesale Club Holdings Inc (b)	720,174	81,530,899
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Casey's General Stores Inc	202,363	88,586,427
Chefs' Warehouse Inc/The (b)	191,339	12,203,601
Grocery Outlet Holding Corp (b)	531,093	7,212,243
Guardian Pharmacy Services Inc Class A (b)	91,138	1,929,391
Healthy Choice Wellness Corp Class A (c)	4,942	1,955
HF Foods Group Inc (b)	211,740	806,729
Ingles Markets Inc Class A	79,696	4,965,061
Maison Solutions Inc (b)(c)	17,849	16,098
Mangoceuticals Inc (b)	10,537	22,971
Maplebear Inc (b)	879,841	40,182,338
Natural Grocers by Vitamin Cottage Inc	57,725	2,818,712
Performance Food Group Co (b)	849,854	76,112,924
PriceSmart Inc	135,345	14,614,553
Reborn Coffee Inc (b)(c)	11,141	29,301
SpartanNash Co	185,610	3,611,971
Sprouts Farmers Market Inc (b)	544,574	94,135,062
United Natural Foods Inc (b)	326,593	9,983,948
US Foods Holding Corp (b)	1,254,228	99,234,519
Village Super Market Inc Class A	35,750	1,379,235
Weis Markets Inc	89,597	6,791,453
		601,539,004
Food Products - 0.7%
Alico Inc (c)	29,866	963,179
Arcadia Biosciences Inc (b)(c)	6,991	33,347
B&G Foods Inc (c)	445,188	1,874,241
Barfresh Food Group Inc (b)	48,388	120,970
Beyond Meat Inc (b)(c)	414,586	1,214,737
BranchOut Food Inc (b)	26,953	47,707
BRC Inc Class A (b)(c)	250,083	447,649
Bridgford Foods Corp (b)	9,249	71,772
Cal-Maine Foods Inc	236,311	22,669,314
Calavo Growers Inc	92,073	2,536,611
CIMG Inc (b)(c)	15,587	7,457
Coffee Holding Co Inc (b)	27,369	111,392
Darling Ingredients Inc (b)	865,266	26,961,689
Edible Garden AG Inc (b)(c)	5,159	17,902
Farmer Bros Co (b)	111,652	170,828
Flowers Foods Inc	1,077,522	18,210,122
Fresh Del Monte Produce Inc	183,476	6,480,372
Freshpet Inc (b)	265,118	21,251,859
Hain Celestial Group Inc (b)	494,483	924,683
Ingredion Inc	352,068	48,979,700
J & J Snack Foods Corp	85,408	9,836,439
John B Sanfilippo & Son Inc	49,538	3,078,291
Laird Superfood Inc (b)	44,055	283,274
Lancaster Colony Corp	105,481	17,657,519
Lifeway Foods Inc (b)	28,263	638,602
Limoneira Co	85,069	1,343,240
Local Bounti Corp (b)(c)	20,418	42,980
Mama's Creations Inc (b)	184,668	1,534,591
Mission Produce Inc (b)	238,955	2,671,517
Pilgrim's Pride Corp	219,968	10,813,627
Post Holdings Inc (b)	249,501	27,592,316
Rocky Mountain Chocolate Factory Inc (b)(c)	31,086	37,303
S&W Seed Co (b)(c)	6,649	37,168
Sadot Group Inc (b)	22,089	24,961
Seaboard Corp	1,378	3,689,154
Seneca Foods Corp Class A (b)	25,874	2,440,177
Seneca Foods Corp Class B (b)	16	1,552
Simply Good Foods Co/The (b)	501,780	17,316,428
SOW GOOD INC (b)	7,321	5,560
SRX Health Solutions Inc (b)(c)	8,817	4,794
Tootsie Roll Industries Inc Class A	92,952	3,313,739
TreeHouse Foods Inc (b)	247,002	5,547,665
Utz Brands Inc Class A	394,410	5,218,044
Vital Farms Inc (b)(c)	168,473	5,364,180
Westrock Coffee Co (b)(c)	196,357	1,350,936
WK Kellogg Co	362,500	6,133,500
		279,073,088
Household Products - 0.1%
Central Garden & Pet Co (b)	55,600	2,004,936
Central Garden & Pet Co Class A (b)	270,388	8,644,304
Energizer Holdings Inc	359,074	8,362,833
Oil-Dri Corp of America	56,683	2,843,786
Reynolds Consumer Products Inc	301,532	6,657,827
Spectrum Brands Holdings Inc	144,361	8,339,735
WD-40 Co	73,618	17,935,554
		54,788,975
Personal Care Products - 0.3%
AXIL Brands Inc (b)	16,593	102,047
Beauty Health Co/The Class A (b)	435,374	709,660
BellRing Brands Inc (b)	699,669	44,044,164
Coty Inc Class A (b)	1,996,633	9,843,401
Edgewell Personal Care Co	263,174	7,268,866
elf Beauty Inc (b)(c)	306,868	34,519,581
FitLife Brands Inc (b)	20,705	303,121
Herbalife Ltd (b)	552,538	4,315,322
Honest Co Inc/The (b)	391,192	1,967,696
Interparfums Inc	97,945	13,342,068
Lifevantage Corp	57,115	745,351
Mannatech Inc (b)	6,564	61,045
Medifast Inc (b)	58,459	822,518
Natural Alternatives International Inc (b)	22,600	75,258
Nature's Sunshine Products Inc (b)	65,776	1,016,897
Nu Skin Enterprises Inc Class A	272,832	2,354,540
Olaplex Holdings Inc (b)	653,611	862,767
PMGC Holdings Inc (b)(c)	2,675	5,590
Safety Shot Inc (b)(c)	278,748	79,499
Synergy CHC Corp (b)	8,365	14,721
United-Guardian Inc	17,251	143,183
Upexi Inc (b)(c)	4,331	46,082
USANA Health Sciences Inc (b)	61,178	1,827,387
		124,470,764
Tobacco - 0.0%
22nd Century Group Inc (b)(c)	10,324	7,742
Ispire Technology Inc (b)(c)	106,835	269,224
Turning Point Brands Inc	96,186	7,148,544
Universal Corp/VA	135,071	8,832,293
		16,257,803
TOTAL CONSUMER STAPLES		1,218,622,010

Energy - 3.5%
Energy Equipment & Services - 0.7%
Archrock Inc	949,479	23,642,027
Aris Water Solutions Inc Class A	146,209	3,222,446
Atlas Energy Solutions Inc (c)	396,314	4,815,215
Bristow Group Inc (b)	133,009	3,891,843
Cactus Inc Class A	363,688	14,911,208
ChampionX Corp	1,041,108	25,059,470
Core Laboratories Inc	255,706	2,748,840
Dawson Geophysical Co (b)(c)	36,193	47,774
DMC Global Inc (b)(c)	95,050	614,023
Drilling Tools International Corp (b)(c)	34,233	89,690
Energy Services of America Corp (c)	61,442	616,263
Expro Group Holdings NV (b)	576,865	4,799,517
Flowco Holdings Inc Class A	108,762	1,871,794
Forum Energy Technologies Inc (b)	58,047	855,613
Geospace Technologies Corp (b)	63,882	371,793
Gulf Island Fabrication Inc (b)	65,299	419,220
Helix Energy Solutions Group Inc (b)	778,952	4,821,713
Helmerich & Payne Inc	544,604	8,305,211
Innovex International Inc (b)	211,958	2,925,020
KLX Energy Services Holdings Inc (b)(c)	75,891	130,533
Kodiak Gas Services Inc	214,358	7,568,981
Liberty Energy Inc Class A	884,910	10,256,107
Mammoth Energy Services Inc (b)	125,658	331,737
MIND Technology Inc (b)	44,018	267,189
Nabors Industries Ltd (b)(c)	49,065	1,266,368
Natural Gas Services Group Inc (b)	51,799	1,241,622
NCS Multistage Holdings Inc (b)	4,262	124,706
Nine Energy Service Inc (b)(c)	117,273	55,705
Noble Corp PLC (c)	720,963	17,858,254
NOV Inc	2,063,197	24,758,364
NPK International Inc (b)	470,731	3,808,214
Oceaneering International Inc (b)	549,485	10,478,679
Oil States International Inc (b)	323,237	1,406,081
Patterson-UTI Energy Inc	1,917,995	10,587,332
ProFrac Holding Corp Class A (b)(c)	122,732	1,023,585
ProPetro Holding Corp (b)	431,498	2,330,089
Ranger Energy Services Inc Class A	83,125	885,281
RPC Inc	456,498	2,026,851
SEACOR Marine Holdings Inc (b)	133,255	711,582
Select Water Solutions Inc Class A	516,338	4,151,358
Smart Sand Inc	160,778	305,478
Solaris Energy Infrastructure Inc Class A	195,922	5,374,140
TETRA Technologies Inc (b)	648,172	1,737,101
Tidewater Inc (b)	262,954	10,441,903
Transocean Ltd (b)(c)	4,255,231	10,595,525
Valaris Ltd (b)(c)	357,535	13,450,467
Weatherford International PLC	398,123	17,358,163
		264,560,075
Oil, Gas & Consumable Fuels - 2.8%
Aemetis Inc (b)(c)	256,322	438,311
American Resources Corp (b)(c)	282,042	180,027
Amplify Energy Corp (b)(c)	201,758	579,045
Antero Midstream Corp	1,823,953	34,253,837
Antero Resources Corp (b)	1,591,652	59,607,367
Barnwell Industries Inc (b)	25,512	31,635
Battalion Oil Corp (b)(c)	22,970	31,193
Berry Corp	433,820	1,036,830
California Resources Corp	389,512	17,204,745
Calumet Inc (c)	376,747	5,266,923
Centrus Energy Corp Class A (b)(c)	80,547	10,223,025
Cheniere Energy Inc	1,223,014	289,842,088
Chord Energy Corp	333,007	29,970,630
Civitas Resources Inc	485,578	13,290,270
Clean Energy Fuels Corp (b)	960,385	1,719,089
Clean Energy Technologies Inc (b)	99,534	25,431
CNX Resources Corp (b)	812,711	26,234,311
Comstock Inc (b)(c)	118,952	346,150
Comstock Resources Inc (b)(c)	493,702	11,503,257
Core Natural Resources Inc	277,036	19,198,595
Crescent Energy Co Class A	998,046	8,373,606
CVR Energy Inc	188,428	4,407,331
Delek US Holdings Inc	344,825	6,637,881
Dorian LPG Ltd	198,835	4,257,057
DT Midstream Inc	552,865	57,907,080
Empire Petroleum Corp (b)(c)	142,500	701,100
EON Resources Inc Class A (b)	59,546	20,424
Epsilon Energy Ltd	120,427	855,032
Evolution Petroleum Corp	169,714	762,016
Excelerate Energy Inc Class A	128,259	3,607,926
FutureFuel Corp	145,102	573,153
Gevo Inc (b)(c)	1,262,900	1,603,883
Granite Ridge Resources Inc	297,967	1,674,575
Green Plains Inc (b)(c)	354,455	1,474,533
Gulfport Energy Corp (b)	67,444	12,915,526
Hallador Energy Co (b)	176,711	3,048,265
HF Sinclair Corp	870,130	31,437,797
HighPeak Energy Inc Class A (c)	138,027	1,365,087
Houston American Energy Corp (b)(c)	82,428	37,175
Infinity Natural Resources Inc Class A (c)	71,649	1,195,105
International Seaways Inc	221,078	8,190,940
Kinetik Holdings Inc Class A	205,144	9,137,114
Lightbridge Corp (b)(c)	86,147	1,296,512
Magnolia Oil & Gas Corp Class A	1,043,510	22,435,465
Matador Resources Co	634,159	27,275,179
Mexco Energy Corp (b)	5,033	34,174
Murphy Oil Corp	751,358	15,725,923
NACCO Industries Inc Class A	19,593	702,605
New Era Helium Inc (c)	33,230	16,850
New Fortress Energy Inc Class A (c)	702,275	1,748,665
NextDecade Corp (b)	751,283	6,220,623
NextNRG Inc (b)	7,555	21,985
Northern Oil & Gas Inc	543,815	14,454,603
OPAL Fuels Inc Class A (b)(c)	123,431	438,180
Ovintiv Inc	1,418,031	50,793,870
Par Pacific Holdings Inc (b)	305,302	6,591,470
PBF Energy Inc Class A	535,488	10,201,046
Peabody Energy Corp	664,343	8,742,754
PEDEVCO Corp (b)	139,072	89,145
Permian Resources Corp Class A	3,492,397	44,039,126
PHX Minerals Inc Class A	157,940	682,301
Prairie Operating Co (b)(c)	92,387	357,538
PrimeEnergy Resources Corp (b)(c)	2,931	565,976
Range Resources Corp	1,310,993	49,870,174
REX American Resources Corp (b)	83,804	3,531,501
Riley Exploration Permian Inc	49,369	1,266,809
Ring Energy Inc (b)	620,071	457,364
Sable Offshore Corp (b)(c)	396,217	11,403,125
SandRidge Energy Inc	175,131	1,718,035
Sitio Royalties Corp Class A	434,154	7,411,009
SM Energy Co	626,026	14,661,529
Stabilis Solutions Inc (b)(c)	21,972	123,263
Summit Midstream Corp Class A	49,816	1,252,374
Talos Energy Inc (b)	675,039	5,427,314
Trio Petroleum Corp (b)(c)	37,497	40,497
Uranium Energy Corp (b)(c)	2,308,559	13,689,755
US Energy Corp (b)(c)	90,411	110,301
VAALCO Energy Inc	574,150	1,820,056
Venture Global Inc Class A (c)	393,900	4,557,423
Verde Clean Fuels Inc Class A (b)(c)	22,997	79,570
Viper Energy Inc Class A	717,350	28,471,622
Vital Energy Inc (b)(c)	146,740	2,183,491
Vitesse Energy Inc	154,230	3,228,034
Vivakor Inc (b)	106,711	121,651
W&T Offshore Inc	530,111	784,564
World Kinect Corp	316,547	8,670,222
		1,054,479,038
TOTAL ENERGY		1,319,039,113

Financials - 17.6%
Banks - 5.8%
1st Source Corp	92,257	5,587,084
ACNB Corp	57,714	2,399,171
Affinity Bancshares Inc	27,138	491,198
Amalgamated Financial Corp	113,696	3,435,893
Amerant Bancorp Inc Class A	193,806	3,397,419
Ameris Bancorp	352,767	21,684,587
AmeriServ Financial Inc	85,192	239,390
Ames National Corp	49,880	867,912
Arrow Financial Corp	79,541	2,048,181
Associated Banc-Corp	897,218	20,788,541
Atlantic Union Bankshares Corp	713,760	21,427,075
Auburn National BanCorp Inc	13,036	266,065
Axos Financial Inc (b)	295,721	20,564,438
Banc of California Inc	755,023	10,358,916
BancFirst Corp	104,786	12,962,552
Bancorp Inc/The (b)	259,972	13,284,569
Bank First Corp	48,748	5,669,392
Bank of Hawaii Corp	217,664	14,476,833
Bank of Marin Bancorp	78,477	1,672,345
Bank of the James Financial Group Inc	21,903	308,832
Bank OZK	577,696	25,609,264
Bank7 Corp	22,364	863,698
BankFinancial Corp	59,178	712,503
BankUnited Inc	408,740	13,888,985
Bankwell Financial Group Inc	35,840	1,244,006
Banner Corp	187,824	11,579,350
Bar Harbor Bankshares	83,890	2,439,521
BayCom Corp	55,302	1,459,420
Bayfirst Financial Corp	19,632	307,044
BCB Bancorp Inc	83,819	678,934
Berkshire Hills Bancorp Inc	251,188	6,219,415
Blue Foundry Bancorp (b)	98,753	894,702
Blue Ridge Bankshares Inc (b)	234,423	813,448
Bogota Financial Corp (b)	20,324	144,504
BOK Financial Corp	122,514	11,567,772
Bridgewater Bancshares Inc (b)	104,166	1,524,990
Broadway Financial Corp/DE (b)	26,205	164,043
Brookline Bancorp Inc	488,658	5,047,837
Burke & Herbert Financial Services Corp	72,167	4,107,746
Business First Bancshares Inc	151,701	3,608,967
BV Financial Inc (b)	51,772	807,643
Byline Bancorp Inc	134,357	3,475,816
C&F Financial Corp	16,454	1,094,849
Cadence Bank	1,002,857	30,386,567
California BanCorp (b)	123,086	1,838,905
Camden National Corp	92,232	3,628,407
Capital Bancorp Inc	63,716	2,058,027
Capital City Bank Group Inc	74,843	2,824,575
Capitol Federal Financial Inc	670,441	3,828,218
Carter Bankshares Inc (b)	124,054	2,040,688
Carver Bancorp Inc (b)	21,187	30,191
Catalyst Bancorp Inc (b)	20,778	253,699
Cathay General Bancorp	389,468	16,690,651
CB Financial Services Inc	25,728	749,714
Central Pacific Financial Corp	148,543	3,966,098
Central Plains Bancshares Inc (b)	18,494	269,827
CF Bankshares Inc Class A	21,736	520,251
CFSB Bancorp Inc (b)	13,513	183,912
Chain Bridge Bancorp Inc Class A	16,287	439,749
Chemung Financial Corp	18,825	882,328
ChoiceOne Financial Services Inc	43,942	1,299,804
Citizens & Northern Corp	85,246	1,581,313
Citizens Community Bancorp Inc/WI	47,095	698,419
Citizens Financial Services Inc	24,316	1,486,923
City Holding Co	80,036	9,435,444
Civista Bancshares Inc	85,731	1,933,234
CNB Financial Corp/PA	113,309	2,455,406
Coastal Financial Corp/WA Class A (b)	65,488	5,755,740
Colony Bankcorp Inc	81,883	1,251,991
Columbia Banking System Inc	1,146,381	26,802,388
Columbia Financial Inc (b)	146,264	2,093,038
Comerica Inc	714,059	40,765,628
Commerce Bancshares Inc/MO	661,426	41,676,452
Community Financial System Inc	287,441	16,165,682
Community Trust Bancorp Inc	84,188	4,297,797
Community West Bancshares	93,578	1,665,688
Connectone Bancorp Inc	194,457	4,466,677
Cullen/Frost Bankers Inc	350,103	44,456,079
Customers Bancorp Inc (b)	158,662	8,085,416
CVB Financial Corp	718,628	13,474,275
Dime Community Bancshares Inc	213,462	5,477,435
Eagle Bancorp Inc	165,926	2,920,298
Eagle Bancorp Montana Inc	40,629	689,474
Eagle Financial Services Inc	26,241	826,329
East West Bancorp Inc	756,142	68,960,150
Eastern Bankshares Inc	1,039,079	15,586,185
ECB Bancorp Inc/MD (b)	41,249	670,296
Enterprise Bancorp Inc/MA	51,107	1,970,175
Enterprise Financial Services Corp	201,274	10,655,446
Equity Bancshares Inc Class A	81,899	3,189,147
Esquire Financial Holdings Inc	35,616	3,231,796
ESSA Bancorp Inc	45,102	829,426
Farmers & Merchants Bancorp Inc/Archbold OH	68,415	1,628,961
Farmers National Banc Corp	207,641	2,747,090
FB Bancorp Inc	106,038	1,184,444
FB Financial Corp	189,805	8,284,988
Fidelity D&D Bancorp Inc	26,065	1,062,931
Fifth District Bancorp Inc (c)	26,375	328,896
Financial Institutions Inc	105,926	2,735,009
Finward Bancorp	20,213	590,017
Finwise Bancorp (b)	46,633	668,717
First Bancorp Inc/The	49,582	1,199,389
First Bancorp/Southern Pines NC	224,495	9,287,358
First Bank/Hamilton NJ	106,704	1,550,409
First Busey Corp	451,913	9,996,316
First Business Financial Services Inc	39,387	1,920,904
First Capital Inc	18,538	910,957
First Citizens BancShares Inc/NC Class A	62,933	116,355,565
First Commonwealth Financial Corp	554,618	8,663,133
First Community Bankshares Inc	89,220	3,354,672
First Community Corp/SC	41,475	982,958
First Financial Bancorp	522,885	12,632,902
First Financial Bankshares Inc	700,748	24,708,374
First Financial Corp	58,231	3,018,695
First Foundation Inc (b)	417,546	2,154,537
First Guaranty Bancshares Inc	34,803	308,007
First Hawaiian Inc	693,105	16,551,347
First Horizon Corp	2,856,512	56,787,459
First Interstate BancSystem Inc Class A	471,765	12,808,420
First Interstate Bank of Calif	43,791	1,061,932
First Merchants Corp	321,000	12,101,700
First Mid Bancshares Inc	111,105	3,919,784
First National Corp/VA	42,961	867,812
First Northwest Bancorp	41,596	366,045
First of Long Island Corp/The	119,208	1,414,999
First Savings Financial Group Inc	30,713	816,659
First Seacoast Bancorp Inc (b)	19,274	216,833
First United Corp	31,938	959,737
First US Bancshares Inc	27,898	350,399
First Western Financial Inc (b)	39,928	832,100
Firstsun Capital Bancorp (b)	60,463	2,166,389
Five Star Bancorp	87,209	2,438,364
Flagstar Financial Inc	1,653,930	19,053,274
Flushing Financial Corp	184,553	2,220,173
FNB Corp/PA	1,966,871	27,280,501
Franklin Financial Services Corp	22,623	868,723
FS Bancorp Inc	38,247	1,469,067
Fulton Financial Corp	997,437	17,205,788
FVCBankcorp Inc (b)	83,830	977,458
German American Bancorp Inc	203,674	7,783,402
Glacier Bancorp Inc	619,464	25,689,172
Glen Burnie Bancorp	14,570	71,247
Great Southern Bancorp Inc	47,361	2,649,374
Greene County Bancorp Inc	37,885	821,726
Guaranty Bancshares Inc/TX	49,987	2,066,463
Hancock Whitney Corp	463,093	25,317,294
Hanmi Financial Corp	164,903	3,779,577
Hanover Bancorp Inc/NY	24,433	552,674
Harborone Northeast Bancorp Inc	204,920	2,331,990
Hawthorn Bancshares Inc	35,351	1,018,816
HBT Financial Inc	69,462	1,625,411
Heritage Commerce Corp	338,236	3,132,065
Heritage Financial Corp Wash	186,272	4,355,039
Hilltop Holdings Inc	236,579	7,054,786
Hingham Institution For Savings The	9,751	2,363,740
Home Bancorp Inc	37,746	1,902,398
Home BancShares Inc/AR	1,004,126	28,406,725
Home Federal Bancorp Inc of Louisiana	9,591	124,683
HomeStreet Inc (b)	94,524	1,231,648
HomeTrust Bancshares Inc	74,926	2,704,079
Hope Bancorp Inc	699,512	7,023,100
Horizon Bancorp Inc/IN	238,746	3,542,991
IF Bancorp Inc	12,743	314,625
Independent Bank Corp	232,318	14,287,557
Independent Bank Corp/MI	114,483	3,609,649
International Bancshares Corp	286,852	17,965,541
Investar Holding Corp	45,584	866,552
John Marshall Bancorp Inc	68,372	1,192,408
Kearny Financial Corp/MD	311,497	1,878,327
Kentucky First Federal Bancorp (b)	14,716	34,583
Lake Shore Bancorp Inc	10,653	167,146
Lakeland Financial Corp	139,739	8,366,174
Landmark Bancorp Inc/Manhattan KS	22,558	656,438
LCNB Corp	72,962	1,058,679
LINKBANCORP Inc	149,204	1,022,047
Live Oak Bancshares Inc	185,974	5,104,986
Magyar Bancorp Inc	30,099	478,574
MainStreet Bancshares Inc	32,718	618,697
Mercantile Bank Corp	88,320	3,900,211
Meridian Corp	48,992	661,392
Metrocity Bankshares Inc	99,847	2,789,725
Metropolitan Bank Holding Corp (b)	52,993	3,427,057
Mid Penn Bancorp Inc	116,660	3,108,989
Middlefield Banc Corp	39,417	1,156,889
Midland States Bancorp Inc	119,825	2,022,646
MidWestOne Financial Group Inc	103,431	2,973,641
MVB Financial Corp	65,713	1,285,346
National Bank Holdings Corp Class A	208,134	7,524,044
National Bankshares Inc VA	35,533	910,355
NB Bancorp Inc (b)	208,231	3,508,692
Nbt Bancorp Inc	284,898	11,922,981
Nicolet Bankshares Inc	70,801	8,683,035
Northeast Bank	38,119	3,195,516
Northeast Community Bancorp Inc	72,373	1,637,077
Northfield Bancorp Inc	204,361	2,386,936
Northpointe Bancshares Inc	55,410	728,087
Northrim BanCorp Inc	30,184	2,764,854
Northwest Bancshares Inc	703,438	8,638,219
Norwood Financial Corp	45,828	1,191,528
NSTS Bancorp Inc (b)	22,706	283,598
Oak Valley Bancorp	36,406	927,989
OceanFirst Financial Corp	320,718	5,391,270
Ohio Valley Banc Corp	20,804	690,485
Old National Bancorp/IN	1,736,250	36,218,175
Old Point Financial Corp	24,027	950,268
Old Second Bancorp Inc	244,050	4,036,587
OP Bancorp	60,424	744,122
OptimumBank Holdings Inc (b)	52,943	232,949
Orange County Bancorp Inc	49,085	1,255,103
Origin Bancorp Inc	159,850	5,449,287
Orrstown Financial Services Inc	105,462	3,170,188
Pacific Premier Bancorp Inc	530,629	11,249,335
Park National Corp	79,386	12,904,988
Parke Bancorp Inc	54,047	1,047,971
Pathfinder Bancorp Inc	13,210	200,792
Pathward Financial Inc	129,468	10,104,977
Patriot National Bancorp Inc (b)(c)	16,411	23,795
PB Bankshares Inc (b)	12,453	199,373
PCB Bancorp	63,221	1,222,694
Peapack-Gladstone Financial Corp	84,490	2,316,716
Penns Woods Bancorp Inc	38,765	1,147,056
Peoples Bancorp Inc/OH	191,955	5,628,121
Peoples Bancorp of North Carolina Inc	26,369	725,939
Peoples Financial Services Corp	52,199	2,508,684
Pinnacle Financial Partners Inc	416,031	44,215,775
Pioneer Bancorp Inc/NY (b)	52,659	600,313
Plumas Bancorp	30,006	1,306,161
Ponce Financial Group Inc (b)	119,201	1,596,101
Preferred Bank/Los Angeles CA	67,229	5,621,017
Primis Financial Corp	108,529	1,027,770
Princeton Bancorp Inc	28,214	883,380
Prosperity Bancshares Inc	519,062	36,152,668
Provident Bancorp Inc (b)	95,337	1,085,888
Provident Financial Holdings Inc	31,957	492,777
Provident Financial Services Inc	702,343	11,729,128
QCR Holdings Inc	91,466	6,155,662
RBB Bancorp	73,286	1,244,396
Red River Bancshares Inc	25,477	1,429,005
Renasant Corp	503,662	17,653,353
Republic Bancorp Inc/KY Class A	51,684	3,542,421
Rhinebeck Bancorp Inc (b)	21,134	244,732
Richmond Mutual BanCorp Inc	56,350	746,074
Riverview Bancorp Inc	103,940	577,906
S&T Bancorp Inc	209,067	7,664,396
SB Financial Group Inc	36,040	699,176
Seacoast Banking Corp of Florida	462,870	11,955,932
ServisFirst Bancshares Inc	273,697	20,371,268
Shore Bancshares Inc	165,911	2,404,050
Sierra Bancorp	68,061	1,862,830
Simmons First National Corp Class A	688,785	12,921,607
SmartFinancial Inc	76,723	2,438,257
Sound Financial Bancorp Inc	12,336	616,677
South Plains Financial Inc	65,986	2,373,516
Southern First Bancshares Inc (b)	41,250	1,487,888
Southern Missouri Bancorp Inc	50,774	2,673,759
Southern States Bancshares Inc	40,524	1,397,673
Southside Bancshares Inc	157,130	4,429,495
SouthState Corp	535,706	47,034,987
SR Bancorp Inc	47,679	610,768
Stellar Bancorp Inc	259,957	6,998,042
Sterling Bancorp Inc/MI (b)(d)	102,043	1
Stock Yards Bancorp Inc	147,869	10,877,244
Summit State Bank	27,177	266,335
Synovus Financial Corp	770,711	36,863,107
Texas Capital Bancshares Inc (b)	250,720	17,974,117
Texas Community Bancshares Inc	10,900	171,675
TFS Financial Corp	297,170	3,925,616
Third Coast Bancshares Inc (b)	69,623	2,134,641
Timberland Bancorp Inc/WA	39,454	1,200,585
Tompkins Financial Corp	68,787	4,223,522
Towne Bank/Portsmouth VA	377,445	13,044,499
TriCo Bancshares	180,554	7,204,105
Triumph Financial Inc (b)	120,136	6,940,257
TrustCo Bank Corp NY	104,669	3,248,926
Trustmark Corp	332,315	11,451,575
UMB Financial Corp	370,680	38,224,522
Union Bankshares Inc/Morrisville VT	20,763	612,301
United Bancorp Inc/OH	28,213	389,339
United Bankshares Inc/WV	781,021	28,226,099
United Community Banks Inc/GA	653,176	18,772,278
United Security Bancshares/Fresno CA	75,247	650,134
Unity Bancorp Inc	33,161	1,465,882
Univest Financial Corp	158,352	4,674,551
USCB Financial Holdings Inc	55,987	925,465
Valley National Bancorp	2,601,542	22,841,539
Veritex Holdings Inc	299,893	7,257,411
Virginia National Bankshares Corp	26,122	975,657
WaFd Inc	446,338	12,684,926
Washington Trust Bancorp Inc	105,959	2,930,826
Webster Financial Corp	933,945	48,079,489
WesBanco Inc	522,917	16,095,385
West BanCorp Inc	82,161	1,592,280
Westamerica BanCorp	146,440	7,036,442
Western Alliance Bancorp	591,754	42,848,907
Western New England Bancorp Inc	99,112	935,617
Wintrust Financial Corp	361,495	43,166,118
WSFS Financial Corp	319,529	16,899,889
Zions Bancorp NA	808,401	38,285,871
		2,190,200,446
Capital Markets - 4.3%
Acadian Asset Management Inc	152,202	4,582,802
Affiliated Managers Group Inc	159,629	28,094,704
AlTi Global Inc Class A (b)(c)	343,574	1,140,666
Ares Management Corp Class A	1,016,246	168,188,713
Artisan Partners Asset Management Inc Class A	384,895	15,511,269
Associated Capital Group Inc Class A	12,307	459,297
AtlasClear Holdings Inc (b)(c)	3,401	680
B Riley Financial Inc (b)(c)	93,796	286,078
Bakkt Holdings Inc Class A (b)(c)	35,531	413,581
Beneficient Class A (b)(c)	44,687	19,850
BGC Group Inc Class A	2,042,792	18,957,110
Binah Capital Group Inc (b)(c)	20,060	44,533
Blue Owl Capital Inc Class A	2,854,156	53,315,634
Bridge Investment Group Holdings Inc Class A	203,941	1,876,257
CaliberCos Inc Class A (b)(c)	3,499	13,366
Carlyle Group Inc/The	1,148,156	51,896,651
Cohen & Co Inc	4,874	38,078
Cohen & Steers Inc	146,516	11,258,289
Diamond Hill Investment Group Inc	15,195	2,146,446
DigitalBridge Group Inc Class A	855,601	9,462,947
Dominari Holdings Inc (c)	34,190	151,120
Donnelley Financial Solutions Inc (b)	145,062	7,902,978
Evercore Inc Class A	192,689	44,605,577
Federated Hermes Inc Class B	426,500	17,998,300
Forge Global Holdings Inc Class A (b)(c)	42,087	585,009
GCM Grosvenor Inc Class A	243,966	3,076,411
Great Elm Group Inc (b)	116,065	239,094
Hamilton Lane Inc Class A	236,029	35,168,321
Hennessy Advisors Inc	24,018	259,394
Heritage Global Inc (b)	176,030	383,745
Houlihan Lokey Inc Class A	294,680	51,474,702
Innventure Inc	65,144	371,972
Interactive Brokers Group Inc Class A	593,575	124,460,806
Janus Henderson Group PLC	696,169	25,291,820
Jefferies Financial Group Inc	884,087	42,966,628
Lazard Inc	611,431	26,536,105
LPL Financial Holdings Inc	432,196	167,329,003
MarketWise Inc Class A	10,565	177,598
Marygold Cos Inc/The (b)	47,654	41,111
Moelis & Co Class A	385,987	22,043,718
Morningstar Inc	147,336	45,441,369
Netcapital Inc (b)(c)	9,478	25,306
Open Lending Corp (b)	575,411	1,029,986
Oppenheimer Holdings Inc Class A	32,239	2,104,884
P10 Inc Class A	294,852	3,202,093
Perella Weinberg Partners Class A	322,589	5,603,371
Piper Sandler Cos	87,803	22,078,064
PJT Partners Inc Class A	129,154	19,458,342
Robinhood Markets Inc Class A (b)	3,877,313	256,484,256
SEI Investments Co	526,270	44,869,780
Siebert Financial Corp (b)	109,074	592,272
Silvercrest Asset Management Group Inc Class A	52,613	763,941
StepStone Group Inc Class A	360,125	20,833,231
Stifel Financial Corp	556,740	52,456,043
StoneX Group Inc (b)	233,206	19,742,054
TPG Inc Class A	626,659	30,161,098
Tradeweb Markets Inc Class A	633,569	91,519,042
US Global Investors Inc Class A	56,481	124,258
Value Line Inc	4,570	179,098
Victory Capital Holdings Inc Class A	243,269	15,085,111
Virtu Financial Inc Class A	435,647	17,508,653
Virtus Invt Partners Inc	36,367	6,207,847
Westwood Holdings Group Inc	33,726	498,808
WisdomTree Inc	624,859	5,898,669
		1,600,637,939
Consumer Finance - 1.0%
Ally Financial Inc	1,497,133	52,399,655
Atlanticus Holdings Corp (b)	25,404	1,246,066
Bread Financial Holdings Inc	268,235	13,744,361
Consumer Portfolio Services Inc (b)	44,397	401,793
Credit Acceptance Corp (b)(c)	34,120	16,285,476
Dave Inc Class A (b)	40,471	8,127,386
DeFi Development Corp (b)	20,364	356,574
Encore Capital Group Inc (b)(c)	128,996	4,888,948
Enova International Inc (b)	140,074	12,980,658
EZCORP Inc Class A (b)	283,209	3,809,161
FirstCash Holdings Inc	212,227	27,145,956
Green Dot Corp Class A (b)	294,470	2,720,903
Katapult Holdings Inc Class A (b)(c)	21,474	192,621
LendingClub Corp (b)	621,996	6,238,620
Lendingtree Inc (b)	59,883	2,097,103
Medallion Financial Corp	97,210	891,416
Navient Corp	406,122	5,458,280
Nelnet Inc Class A	95,012	11,038,494
NerdWallet Inc Class A (b)	192,683	2,030,879
Old Market Capital Corp (b)	32,865	169,911
OneMain Holdings Inc	650,114	33,701,910
Oportun Financial Corp (b)	162,005	1,077,333
OppFi Inc Class A (c)	106,438	1,348,569
PRA Group Inc (b)	215,218	3,053,943
PROG Holdings Inc	227,837	6,568,541
Regional Management Corp	49,910	1,320,120
SLM Corp	1,146,589	37,115,086
SoFi Technologies Inc Class A (b)	5,965,265	79,338,025
Upstart Holdings Inc (b)(c)	443,464	20,918,197
World Acceptance Corp (b)	17,592	2,717,612
		359,383,597
Financial Services - 2.7%
Acacia Research Corp (b)	194,295	724,720
Affirm Holdings Inc Class A (b)	1,375,978	71,413,258
Alerus Financial Corp	128,157	2,692,579
AvidXchange Holdings Inc (b)	1,021,539	10,000,867
Better Home & Finance Holding Co Class A (b)(c)	32,629	438,860
Block Inc Class A (b)	3,049,364	188,298,227
Cannae Holdings Inc	304,371	5,676,519
Cantaloupe Inc (b)	319,858	2,677,211
Cass Information Systems Inc	66,310	2,804,913
Corebridge Financial Inc	1,390,802	45,354,053
Enact Holdings Inc	159,377	5,641,946
Equitable Holdings Inc	1,690,175	89,359,552
Essent Group Ltd	573,607	33,269,206
Euronet Worldwide Inc (b)	223,431	24,193,109
Federal Agricultural Mortgage Corp Class A	214	28,886
Federal Agricultural Mortgage Corp Class C	54,205	10,104,896
Finance of America Cos Inc Class A (b)(c)	42,886	941,777
FlexShopper Inc (b)	100,325	141,458
Flywire Corp (b)	602,989	6,482,132
Guild Holdings Co Class A	53,859	733,560
HA Sustainable Infrastructure Capital Inc	650,999	16,307,525
Halo Spin-Out SPV Inc Class A (d)	8,869	0
Income Opportunity Realty Investors Inc (b)	2,535	46,872
International Money Express Inc (b)	160,479	1,770,083
Jackson Financial Inc	400,911	32,838,620
loanDepot Inc Class A (b)	424,911	556,633
Marqeta Inc Class A (b)	2,239,680	12,049,478
Merchants Bancorp/IN	150,100	4,806,202
MGIC Investment Corp	1,354,122	35,816,527
Mr Cooper Group Inc (b)	346,180	44,840,695
NCR Atleos Corp (b)	394,747	10,464,743
NewtekOne Inc (c)	136,806	1,484,345
NMI Holdings Inc (b)	428,448	17,017,955
OLB Group Inc/The (b)(c)	9,992	18,285
Onity Group Inc (b)	32,177	1,192,480
Paymentus Holdings Inc Class A (b)	111,346	4,252,304
Payoneer Global Inc (b)	1,399,848	9,532,965
Paysign Inc (b)	182,175	810,679
PennyMac Financial Services Inc	173,157	16,623,072
Priority Technology Holdings Inc (b)	75,870	647,171
Radian Group Inc	793,812	27,108,680
Remitly Global Inc (b)	810,367	17,309,439
Repay Holdings Corp Class A (b)	404,437	1,945,342
Rocket Cos Inc Class A (c)	749,182	9,552,071
Ryvyl Inc (b)(c)	29,031	16,678
Security National Financial Corp Class A	63,755	628,624
Sezzle Inc (b)(c)	82,569	8,810,938
SHF Holdings Inc Class A (b)	9,343	25,974
Shift4 Payments Inc Class A (b)(c)	373,976	35,449,185
SWK Holdings Corp	15,993	224,062
Toast Inc Class A (b)	2,261,102	95,373,282
Usio Inc (b)	96,629	136,247
UWM Holdings Corp Class A	529,757	2,277,955
Velocity Financial Inc (b)	46,093	772,058
Voya Financial Inc	523,211	34,803,996
Walker & Dunlop Inc	175,618	12,028,077
Waterstone Financial Inc	97,951	1,265,527
Western Union Co/The	1,861,109	17,271,092
WEX Inc (b)	189,032	25,128,024
XBP Europe Holdings Inc Class A (b)	48,307	49,756
		1,002,231,370
Insurance - 3.1%
Abacus Global Management Inc Class A (b)	143,409	1,108,552
Ambac Financial Group Inc/Old (b)	258,417	2,023,405
American Coastal Insurance Corp	134,794	1,455,775
American Financial Group Inc/OH	393,703	48,811,298
Amerisafe Inc	104,364	4,954,159
Assured Guaranty Ltd	257,141	21,741,272
Atlantic American Corp	21,703	36,677
Axis Capital Holdings Ltd	415,820	43,162,116
Baldwin Insurance Group Inc/The Class A (b)	369,063	14,219,997
Bowhead Specialty Holdings Inc (b)	43,032	1,605,094
Brighthouse Financial Inc (b)	320,772	19,185,373
Citizens Inc/TX Class A (b)(c)	245,995	905,262
CNA Financial Corp	120,296	5,763,381
CNO Financial Group Inc	554,800	21,060,208
Conifer Holdings Inc (b)	16,984	14,096
Crawford & Co Class A	75,732	786,856
Crawford & Co Class B	51,584	508,618
Donegal Group Inc Class A	84,531	1,707,527
Donegal Group Inc Class B	7,543	126,722
eHealth Inc (b)	162,090	664,569
Employers Holdings Inc	135,123	6,576,436
Enstar Group Ltd (b)	68,187	22,843,327
F&G Annuities & Life Inc	117,446	3,753,574
Fidelity National Financial Inc	1,418,808	77,708,114
First American Financial Corp	562,546	31,395,692
Fundamental Global Inc (b)	4,845	75,533
Genworth Financial Inc Class A (b)	2,317,978	16,341,745
GoHealth Inc Class A (b)	26,666	146,930
Goosehead Insurance Inc Class A	132,873	14,384,831
Greenlight Capital Re Ltd Class A (b)	137,114	1,979,926
Hagerty Inc Class A (b)	127,563	1,239,912
Hanover Insurance Group Inc/The	196,159	34,520,061
HCI Group Inc	46,311	7,815,907
Heritage Insurance Holdings Inc (b)	119,456	2,923,088
Hippo Holdings Inc (b)	99,898	2,353,597
Horace Mann Educators Corp	222,881	9,679,722
Investors Title Co	7,994	1,870,756
James River Group Holdings Ltd	207,447	1,207,342
Kemper Corp	321,772	20,506,530
Kingstone Cos Inc (b)	53,325	869,198
Kinsale Capital Group Inc	120,703	56,970,609
Lemonade Inc (b)(c)	299,964	10,048,794
Lincoln National Corp	928,352	30,765,585
Markel Group Inc (b)	69,631	135,202,513
MBIA Inc (b)	232,613	1,025,823
Mercury General Corp	145,427	9,377,133
NI Holdings Inc (b)	34,916	463,684
Old Republic International Corp	1,273,743	48,147,485
Oscar Health Inc Class A (b)	1,102,284	15,211,519
Palomar Hldgs Inc (b)	144,699	24,811,538
Primerica Inc	181,903	49,222,952
ProAssurance Corp (b)	279,680	6,485,779
Reinsurance Group of America Inc	359,326	73,047,383
Reliance Global Group Inc (b)(c)	9,916	13,386
RLI Corp	454,094	34,906,206
Root Inc/OH Class A (b)(c)	42,020	5,504,200
Ryan Specialty Holdings Inc Class A	580,657	41,557,621
Safety Insurance Group Inc	81,456	6,690,796
Selective Insurance Group Inc	332,181	29,238,572
Selectquote Inc (b)	788,723	1,711,529
Skyward Specialty Insurance Group Inc (b)	179,210	11,352,954
Stewart Information Services Corp	151,905	9,165,948
Tiptree Inc Class A	117,527	2,606,749
Trupanion Inc (b)	182,480	8,611,231
TWFG Inc Class A	68,193	2,387,437
United Fire Group Inc	116,424	3,312,263
Universal Insurance Holdings Inc	140,439	3,811,514
Unum Group	897,342	73,321,815
White Mountains Insurance Group Ltd	13,827	24,678,430
		1,167,684,626
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
ACRES Commercial Realty Corp (b)	31,624	598,010
AG Mortgage Investment Trust Inc	161,310	1,122,718
AGNC Investment Corp (c)	4,919,393	43,979,373
Angel Oak Mortgage REIT Inc	82,832	754,600
Annaly Capital Management Inc	3,168,073	60,034,983
Apollo Commercial Real Estate Finance Inc	706,099	6,940,953
Arbor Realty Trust Inc (c)	1,037,887	9,942,957
Ares Commercial Real Estate Corp	307,452	1,417,354
ARMOUR Residential REIT Inc	421,998	6,840,588
Blackstone Mortgage Trust Inc Class A	911,608	17,220,275
Brightspire Capital Inc Class A	720,157	3,643,994
Cherry Hill Mortgage Investment Corp	180,562	534,464
Chimera Investment Corp	441,168	5,814,594
Claros Mortgage Trust Inc	628,633	1,615,587
Dynex Capital Inc	466,039	5,611,110
Ellington Financial Inc	495,147	6,223,998
Franklin BSP Realty Trust Inc	462,241	5,098,518
Granite Point Mortgage Trust Inc	270,892	701,610
Invesco Mortgage Capital Inc (c)	341,977	2,523,790
Kkr Real Estate Finance Trust Inc	318,406	2,843,366
Ladder Capital Corp Class A	601,434	6,327,086
Lument Finance Trust Inc	242,077	602,772
Manhattan Bridge Capital Inc	53,140	276,327
MFA Financial Inc	569,503	5,296,378
New York Mortgage Trust Inc	501,416	3,274,246
Nexpoint Real Estate Finance Inc	50,023	738,840
Orchid Island Capital Inc	517,693	3,535,843
Pennymac Mortgage Investment Trust	480,578	5,901,498
Ready Capital Corp (c)	930,636	4,159,943
Redwood Trust Inc	725,944	3,956,395
Rithm Capital Corp	2,847,755	31,752,468
Rithm Property Trust Inc	247,209	674,881
Sachem Capital Corp	285,662	281,890
Seven Hills Realty Trust	75,669	892,138
Starwood Property Trust Inc	1,752,345	34,608,814
Sunrise Realty Trust Inc	30,078	323,038
TPG RE Finance Trust Inc	368,065	2,826,739
Two Harbors Investment Corp	574,216	6,080,947
		294,973,085
TOTAL FINANCIALS		6,615,111,063

Health Care - 11.1%
Biotechnology - 4.9%
180 Life Sciences Corp (b)(c)	12,104	12,467
4D Molecular Therapeutics Inc (b)	184,702	668,621
89bio Inc (b)	693,311	6,822,180
Abeona Therapeutics Inc (b)(c)	225,246	1,405,535
Abpro Holdings Inc Class A (b)(c)	117,532	25,117
Absci Corp (b)(c)	465,112	1,232,547
ABVC BioPharma Inc (b)(c)	58,839	80,609
ACADIA Pharmaceuticals Inc (b)	672,327	14,502,093
Aceragen Inc (b)(c)(d)	12,983	0
Achieve Life Sciences Inc (b)(c)	178,230	638,063
Acrivon Therapeutics Inc (b)	74,268	77,981
Actinium Pharmaceuticals Inc (b)(c)	171,958	264,815
Actuate Therapeutics Inc (b)	16,708	198,825
Acumen Pharmaceuticals Inc (b)	170,673	174,086
Acurx Pharmaceuticals Inc (b)	96,418	37,256
Adicet Bio Inc (b)	333,083	239,254
Aditxt Inc (b)	1,881	2,784
ADMA Biologics Inc (b)	1,288,217	25,558,225
Adverum Biotechnologies Inc (b)(c)	88,493	196,454
AEON Biopharma Inc Class A (b)(c)	6,276	3,615
Aevi Genomic Medicine Inc rights (b)(d)	123,543	1
Agenus Inc (b)(c)	126,289	433,171
Agios Pharmaceuticals Inc (b)	312,993	10,043,945
Ainos Inc (b)	25,554	17,249
Akebia Therapeutics Inc (b)	1,093,620	3,313,669
Akero Therapeutics Inc (b)	383,459	19,038,739
Alaunos Therapeutics Inc (b)(c)	9,206	22,647
Aldeyra Therapeutics Inc (b)(c)	237,571	510,778
Alector Inc (b)	450,201	598,767
Aligos Therapeutics Inc Class A (b)(c)	13,943	73,758
Alkermes PLC (b)	885,332	27,100,013
Allarity Therapeutics Inc (b)(c)	27,045	23,434
Allogene Therapeutics Inc (b)(c)	836,722	978,965
Alnylam Pharmaceuticals Inc (b)	704,886	214,680,080
Altimmune Inc (b)(c)	388,111	2,107,443
ALX Oncology Holdings Inc (b)(c)	161,198	78,262
Alzamend Neuro Inc (b)(c)	3,314	12,693
Amicus Therapeutics Inc (b)	1,467,020	8,904,811
AnaptysBio Inc (b)(c)	106,246	2,361,849
Anavex Life Sciences Corp (b)(c)	466,777	3,514,831
Anika Therapeutics Inc (b)	79,563	887,127
Anixa Biosciences Inc (b)	166,835	428,766
Annexon Inc (b)	478,137	975,399
Annovis Bio Inc (b)(c)	87,541	205,721
Apellis Pharmaceuticals Inc (b)	583,955	9,886,358
Apogee Therapeutics Inc (b)	171,619	6,288,120
Applied Therapeutics Inc (b)	480,870	169,891
Aptevo Therapeutics Inc (b)	419	1,978
AquaBounty Technologies Inc (b)(c)	23,739	19,466
Aravive Inc (b)(c)(d)	263,230	3
Arbutus Biopharma Corp (b)(c)	817,825	2,747,892
Arcellx Inc (b)	212,296	13,175,090
Arcturus Therapeutics Holdings Inc (b)(c)	136,481	1,710,107
Arcus Biosciences Inc (b)	367,069	3,277,926
Arcutis Biotherapeutics Inc (b)	574,450	7,490,828
Ardelyx Inc (b)	1,300,136	4,771,499
Armata Pharmaceuticals Inc (b)	55,336	107,905
ArriVent Biopharma Inc (b)(c)	123,409	2,622,441
Arrowhead Pharmaceuticals Inc (b)	687,918	11,054,842
ARS Pharmaceuticals Inc (b)(c)	286,995	4,141,338
Assembly Biosciences Inc (b)	22,854	323,384
Astria Therapeutics Inc (b)	193,853	922,740
Atara Biotherapeutics Inc (b)(c)	29,204	227,791
Atossa Therapeutics Inc (b)(c)	639,467	496,930
aTyr Pharma Inc (b)(c)	458,498	2,049,486
Aura Biosciences Inc (b)	211,159	1,237,392
Avalo Therapeutics Inc (b)	53,317	213,268
Avidity Biosciences Inc (b)	651,477	20,182,757
Avita Medical Inc (b)(c)	143,605	807,060
Azitra Inc (b)	91,405	25,045
Beam Therapeutics Inc (b)	490,842	7,770,029
Bicara Therapeutics Inc (c)	101,749	941,178
bioAffinity Technologies Inc (b)(c)	68,810	19,267
BioAtla Inc (b)(c)	265,494	108,587
BioCardia Inc (b)	21,413	46,252
BioCryst Pharmaceuticals Inc (b)	1,129,040	12,137,180
Biohaven Ltd (b)	457,894	6,781,410
BioMarin Pharmaceutical Inc (b)	1,037,932	60,272,711
Biomea Fusion Inc (b)(c)	135,104	194,550
BioRestorative Therapies Inc (b)(c)	27,140	47,495
BioVie Inc (b)(c)	71,463	74,322
Bioxcel Therapeutics Inc (b)(c)	14,229	16,790
Black Diamond Therapeutics Inc (b)(c)	241,243	530,735
Blueprint Medicines Corp (b)	347,486	35,217,706
Bolt Biotherapeutics Inc (b)	140,926	44,335
Bone Biologics Corp (b)(c)	16,517	15,030
Boundless Bio Inc (b)	32,935	36,229
BrainStorm Cell Therapeutics Inc (b)(c)	31,414	35,184
Bridgebio Pharma Inc (b)	805,398	27,584,882
C4 Therapeutics Inc (b)	316,259	395,324
Cabaletta Bio Inc (b)(c)	267,781	500,750
Calidi Biotherapeutics Inc Class A (b)(c)	141,470	49,557
CAMP4 Therapeutics Corp	38,840	76,903
Candel Therapeutics Inc (b)	171,043	932,184
Capricor Therapeutics Inc (b)(c)	228,790	2,262,733
Cardiff Oncology Inc (b)(c)	335,269	1,143,267
Cardio Diagnostics Holdings Inc (b)(c)	6,753	26,944
CareDx Inc (b)	294,123	4,997,150
Cargo Therapeutics Inc (b)(c)	198,725	844,581
Caribou Biosciences Inc (b)	460,232	487,846
Carisma Therapeutics Inc (b)(c)	134,552	25,646
Carisma Therapeutics Inc rights (b)(d)	1,018,958	10
Cartesian Therapeutics Inc (b)(c)	46,481	444,359
Cartesian Therapeutics Inc rights (b)(c)(d)	555,522	155,546
Catalyst Pharmaceuticals Inc (b)	611,651	15,266,809
CEL-SCI Corp (b)(c)	13,886	29,161
Celcuity Inc (b)	147,542	1,568,371
Celldex Therapeutics Inc (b)	362,120	7,162,734
Cellectar Biosciences Inc (b)(c)	228,735	58,327
Celularity Inc Class A (b)(c)	69,036	145,666
Century Therapeutics Inc (b)	192,577	102,143
CERo Therapeutics Holdings Inc Class A (b)(c)	13,693	6,099
CervoMed Inc (b)(c)	24,931	180,002
CG oncology Inc (b)	295,259	7,564,536
Channel Therapeutics Corp (b)	8,222	7,609
Chinook Therapeutics Inc rights (b)(d)	51,768	0
Cibus Inc Class A (b)(c)	126,344	408,091
Cidara Therapeutics Inc (b)(c)	26,262	569,360
Clene Inc (b)(c)	32,589	103,959
Climb Bio Inc (b)	144,460	170,463
Coeptis Therapeutics Holdings Inc (b)(c)	11,741	107,430
Cogent Biosciences Inc (b)	572,575	3,114,808
Cogent Biosciences Inc rights (b)(d)	43,783	0
Coherus Biosciences Inc (b)(c)	632,650	492,834
Compass Therapeutics Inc (b)	542,080	1,138,368
Corbus Pharmaceuticals Holdings Inc (b)(c)	66,390	492,614
Corvus Pharmaceuticals Inc (b)(c)	280,533	1,060,415
Coya Therapeutics Inc (b)	78,081	416,172
Creative Medical Technology Holdings Inc (b)	10,461	22,805
Crinetics Pharmaceuticals Inc (b)	506,130	15,442,026
Cue Biopharma Inc (b)	347,680	221,820
Cullinan Therapeutics Inc (b)	286,260	2,474,718
Curis Inc (b)	45,368	111,605
Cyclacel Pharmaceuticals Inc (b)(c)	3,239	5,280
Cyclerion Therapeutics Inc (b)	11,179	32,754
Cyteir Therapeutics Inc (b)(d)	97,013	1
Cytokinetics Inc (b)(c)	643,937	19,974,926
CytomX Therapeutics Inc (b)(c)	442,994	1,173,934
Day One Biopharmaceuticals Inc (b)	374,825	2,391,384
Denali Therapeutics Inc (b)	675,150	8,938,986
Dermata Therapeutics Inc (b)	16,316	11,749
Design Therapeutics Inc (b)	160,544	598,829
DiaMedica Therapeutics Inc (b)(c)	142,322	584,943
Dianthus Therapeutics Inc (b)	98,730	1,716,915
Dianthus Therapeutics Inc rights (b)(d)	190,584	2
Disc Medicine Inc (b)	132,769	6,197,657
Dogwood Therapeutics Inc (b)(c)	7,108	36,820
Dogwood Therapeutics Inc (c)(d)	6,054	0
Dyadic International Inc (b)	113,348	116,748
Dynavax Technologies Corp (b)	670,947	6,568,571
Dyne Therapeutics Inc (b)	433,691	5,186,944
Edesa Biotech Inc (b)	16,384	32,113
Editas Medicine Inc (b)	420,834	723,834
Eledon Pharmaceuticals Inc (b)	326,100	978,300
Elevation Oncology Inc (b)	283,521	85,085
Elicio Therapeutics Inc (b)(c)	37,390	270,330
Elutia Inc (b)	125,876	226,577
Emergent BioSolutions Inc (b)(c)	295,030	1,864,590
Enanta Pharmaceuticals Inc (b)	109,322	648,279
Ensysce Biosciences Inc (b)(c)	6,121	13,589
Entero Therapeutics Inc (b)(c)	29,911	12,966
Entrada Therapeutics Inc (b)	126,941	964,752
Equillium Inc (b)	99,839	38,937
Erasca Inc (b)	1,173,513	1,642,918
Ernexa Therapeutics Inc (b)(c)	196,465	42,829
Estrella Immunopharma Inc (b)	59,154	57,971
Exact Sciences Corp (b)	1,009,021	56,787,702
Exagen Inc (b)	47,024	326,817
Exelixis Inc (b)	1,527,127	65,727,546
Exicure Inc (b)(c)	10,017	98,868
eXoZymes Inc (b)	10,308	138,127
Fate Therapeutics Inc (b)	500,451	605,546
Fibrobiologics Inc (b)(c)	140,271	102,328
FibroGen Inc (b)	557,345	160,292
Foghorn Therapeutics Inc (b)	188,667	769,761
Forte Biosciences Inc (b)(c)	29,733	252,731
Fortress Biotech Inc (b)(c)	113,152	213,857
Gain Therapeutics Inc (b)	145,878	258,204
Galectin Therapeutics Inc (b)(c)	270,190	353,949
Genelux Corp (b)(c)	153,446	371,339
Generation Bio CO (b)	258,270	97,678
Genprex Inc (b)(c)	54,805	18,294
GeoVax Labs Inc (b)(c)	51,697	52,731
Geron Corp (b)	2,875,428	4,370,651
GlycoMimetics Inc (b)(c)	318,105	66,770
Gossamer Bio Inc (b)	1,039,211	1,153,524
GRAIL Inc (c)	157,648	6,055,260
Greenwich Lifesciences Inc (b)(c)	31,363	308,926
GRI Bio Inc (b)(c)	3,239	4,373
GT Biopharma Inc (b)(c)	12,808	33,045
Gyre Therapeutics Inc (b)(c)	92,282	836,998
Gyre Therapeutics Inc rights (b)(d)	163,033	1
Halozyme Therapeutics Inc (b)	693,503	38,884,713
HCW Biologics Inc (b)(c)	3,468	26,808
Heron Therapeutics Inc (b)(c)	765,299	1,438,762
HilleVax Inc (b)	130,282	243,627
Hookipa Pharma Inc (b)	38,903	61,856
Humacyte Inc Class A (b)(c)	526,978	1,407,031
iBio Inc (b)(c)	54,082	41,643
Ideaya Biosciences Inc (b)	472,136	9,390,785
IGM Biosciences Inc (b)	108,525	137,827
Immix Biopharma Inc (b)	78,702	184,163
ImmuCell Corp (b)	35,779	228,986
Immuneering Corp (b)	120,989	206,891
Immunic Inc (b)(c)	492,131	324,757
ImmunityBio Inc (b)(c)	917,621	2,440,872
Immunome Inc (b)	425,856	3,730,499
Immunovant Inc (b)	420,356	6,242,287
Imunon Inc (b)(c)	79,451	197,833
IN8bio Inc (b)	317,941	47,119
Indaptus Therapeutics Inc (b)(c)	66,885	22,654
Inhibikase Therapeutics Inc (b)	151,571	304,658
Inhibrx Biosciences Inc (b)(c)	53,634	722,450
Inmune Bio Inc (b)(c)	82,834	611,315
Inovio Pharmaceuticals Inc (b)(c)	197,428	394,856
Inozyme Pharma Inc (b)	266,856	1,059,418
Insmed Inc (b)(c)	974,517	67,953,070
Instil Bio Inc (b)(c)	21,057	567,486
Intellia Therapeutics Inc (b)(c)	556,325	3,821,953
Intensity Therapeutics Inc (b)(c)	43,183	20,521
Invivyd Inc (b)(c)	316,785	296,194
Ionis Pharmaceuticals Inc (b)	855,051	28,652,759
Iovance Biotherapeutics Inc (b)(c)	1,233,519	2,158,658
Ironwood Pharmaceuticals Inc Class A (b)	770,214	461,435
iTeos Therapeutics Inc (b)	148,972	1,492,699
Jade Biosciences Inc (c)	1,957	14,188
Janux Therapeutics Inc (b)	177,170	4,216,646
Jasper Therapeutics Inc Class A (b)	62,608	344,344
Kairos Pharma Ltd (b)(c)	16,757	10,222
KALA BIO Inc (b)(c)	28,178	104,822
Kalaris Therapeutics Inc (b)(c)	12,641	36,659
KalVista Pharmaceuticals Inc (b)	202,450	2,388,910
Karyopharm Therapeutics Inc (b)(c)	45,854	192,587
Keros Therapeutics Inc (b)	190,272	2,692,349
Kezar Life Sciences Inc (b)	34,006	142,145
Kineta Inc rights (b)(d)	198,769	2
Klotho Neurosciences Inc (b)(c)	90,063	16,391
Kodiak Sciences Inc (b)	174,718	594,041
Korro Bio Inc (b)	31,673	361,706
Korro Bio Inc rights (b)(c)(d)	185,128	2
Kronos Bio Inc (b)	234,082	158,005
Krystal Biotech Inc (b)	138,484	17,443,445
Kura Oncology Inc (b)	423,869	2,411,815
Kymera Therapeutics Inc (b)	254,046	7,529,923
Kyverna Therapeutics Inc (b)(c)	122,344	311,977
Lantern Pharma Inc (b)(c)	43,452	132,529
Larimar Therapeutics Inc (b)	175,034	393,827
Leap Therapeutics Inc (b)(c)	169,530	64,082
Lexeo Therapeutics Inc (b)(c)	134,624	366,177
Lexicon Pharmaceuticals Inc (b)(c)	1,011,777	633,979
Lineage Cell Therapeutics Inc (b)	1,255,740	834,690
Lipella Pharmaceuticals Inc (b)	5,778	16,641
Lisata Therapeutics Inc (b)(c)	38,010	100,346
Lixte Biotechnology Holdings Inc (b)	17,102	20,180
Longeveron Inc (b)(c)	73,405	91,022
Longevity Health Holdings Inc Class A (b)(c)	4,345	14,339
Lyell Immunopharma Inc (b)	1,025,053	447,641
MacroGenics Inc (b)	343,231	466,794
Madrigal Pharmaceuticals Inc (b)	93,010	25,601,933
MAIA Biotechnology Inc (b)	114,900	205,671
MannKind Corp (b)	1,500,134	6,225,556
Marker Therapeutics Inc (b)	47,745	74,482
Matinas BioPharma Holdings Inc (b)(c)	29,824	24,307
MediciNova Inc (b)	269,227	374,226
MediPacific Inc Class A rights (b)(d)	103,801	1
MEI Pharma Inc (b)	32,217	69,589
Merrimack Pharmaceuticals Inc (b)(d)	82,829	0
Mersana Therapeutics Inc (b)	523,756	180,015
Metagenomi Inc (b)(c)	141,233	240,096
MetaVia Inc (b)	21,221	13,798
MetaVia Inc rights (b)(d)	1,001	0
Metsera Inc (c)	84,313	2,252,843
MiMedx Group Inc (b)	641,232	4,123,122
Mineralys Therapeutics Inc (b)	198,943	3,099,532
Minerva Neurosciences Inc (b)	26,629	41,275
MiNK Therapeutics Inc (b)(c)	5,534	38,627
Mirum Pharmaceuticals Inc (b)	219,566	9,761,904
Moleculin Biotech Inc (b)(c)	18,491	16,087
Monopar Therapeutics Inc (b)	23,396	742,355
Monte Rosa Therapeutics Inc (b)	241,637	1,010,043
Mural Oncology PLC (b)	91,488	239,699
Mustang Bio Inc (b)(c)	11,778	15,429
Myriad Genetics Inc (b)	501,086	2,099,550
NanoViricides Inc (b)(c)	86,259	131,114
Natera Inc (b)	719,990	113,564,023
NeuBase Therapeutics Inc (b)(d)	11,216	2,658
Neurocrine Biosciences Inc (b)	543,535	66,865,676
Neurogene Inc (b)(c)	56,917	968,159
Neurogene Inc rights (b)(d)	36,893	0
NextCure Inc (b)	123,410	60,767
Nkarta Inc (b)	259,554	451,624
Novavax Inc (b)(c)	878,821	6,450,546
Nurix Therapeutics Inc (b)	385,451	4,097,344
Nuvalent Inc Class A (b)	207,750	15,500,228
Nuvectis Pharma Inc (b)(c)	62,936	592,228
Ocugen Inc (b)(c)	1,589,437	1,328,928
Olema Pharmaceuticals Inc (b)	265,220	1,400,362
OmniAb Operations Inc (b)(d)	29,768	64,001
OmniAb Operations Inc (b)(d)	29,768	56,857
Oncocyte Corp (b)(c)	81,279	269,846
Onconetix Inc (b)(c)	54,077	4,218
Oncternal Therapeutics Inc (b)(d)	14,632	7,705
Oncternal Therapeutics Inc rights (b)(c)(d)	6,762	0
OnKure Therapeutics Inc Class A (b)(c)	41,554	105,132
Opus Genetics Inc (b)(c)	165,005	164,098
Opus Genetics Inc rights (b)(d)	5,723	0
Oragenics Inc (b)(c)	66,286	7,954
Organogenesis Holdings Inc Class A (b)	384,747	1,054,207
ORIC Pharmaceuticals Inc (b)(c)	250,730	2,048,464
Oruka Therapeutics Inc	170,674	1,870,587
Outlook Therapeutics Inc (b)(c)	126,160	232,134
Ovid therapeutics Inc (b)	312,383	85,031
Palisade Bio Inc (b)	18,580	13,792
Palisade Bio Inc rights (b)(c)(d)	117,971	1
Palvella Therapeutics Inc (b)(c)	43,530	1,050,379
Palvella Therapeutics Inc rights (b)(d)	7,057	0
Pasithea Therapeutics Corp (b)(c)	7,151	6,936
Passage Bio Inc (b)	288,665	125,945
PDL BioPharma Inc (b)(d)	559,249	6
PDS Biotechnology Corp (b)(c)	204,613	282,366
PepGen Inc (b)(c)	93,450	136,437
Perspective Therapeutics Inc (b)	289,064	742,894
PharmaCyte Biotech Inc (b)	41,999	43,679
Phio Pharmaceuticals Corp (b)(c)	28,034	56,068
Plus Therapeutics Inc (b)(c)	34,711	9,959
PMV Pharmaceuticals Inc (b)	211,488	185,729
Praxis Precision Medicines Inc (b)	94,760	3,652,998
Precigen Inc (b)(c)	832,725	1,099,197
Precision BioSciences Inc (b)(c)	38,031	183,690
Prelude Therapeutics Inc (b)	105,100	93,108
Prime Medicine Inc (b)(c)	355,501	419,491
ProKidney Corp Class A (b)(c)	497,349	359,484
Protagenic Therapeutics Inc (b)(c)	3,270	12,590
Protagonist Therapeutics Inc (b)	325,429	15,448,115
Protara Therapeutics Inc (b)	171,226	520,527
PTC Therapeutics Inc (b)	420,985	20,426,192
Puma Biotechnology Inc (b)	197,652	648,299
Pyxis Oncology Inc (b)(c)	249,391	301,763
Q32 Bio Inc (b)(c)	28,890	49,980
Q32 Bio Inc rights (b)(c)(d)	157,026	1
Qualigen Therapeutics Inc (b)(c)	3,898	14,695
Qualigen Therapeutics Inc rights (b)(d)	2,906	0
Quince Therapeutics Inc (b)(c)	197,845	205,759
Rallybio Corp (b)	124,665	38,521
RAPT Therapeutics Inc (b)(c)	455,347	403,119
Recursion Pharmaceuticals Inc Class A (b)(c)	1,590,919	6,650,041
REGENXBIO Inc (b)	249,027	2,203,889
Regulus Therapeutics Inc (b)	253,971	2,013,990
Rein Therapeutics Inc (b)	108,100	210,795
Relay Therapeutics Inc (b)	713,731	2,141,193
Renovaro Inc (b)(c)	487,737	151,052
RenovoRx Inc (b)(c)	183,288	256,603
Replimune Group Inc (b)	365,914	3,285,908
Revelation Biosciences Inc (b)(c)	3,404	2,893
Revolution Medicines Inc (b)	943,662	37,180,283
Rezolute Inc/old (b)	274,439	1,130,689
Rhythm Pharmaceuticals Inc (b)	285,589	17,515,173
Rigel Pharmaceuticals Inc (b)	96,077	1,844,678
Rocket Pharmaceuticals Inc (b)	471,329	1,183,036
Roivant Sciences Ltd (b)	2,299,951	25,276,461
SAB Biotherapeutics Inc (b)(c)	43,549	84,050
Sage Therapeutics Inc (b)	295,127	1,906,520
Sagimet Biosciences Inc Class A (b)(c)	129,064	458,177
Salarius Pharmaceuticals Inc (b)	9,353	7,135
Sana Biotechnology Inc (b)(c)	709,855	1,540,385
Sangamo Therapeutics Inc (b)(c)	1,049,710	488,115
Sarepta Therapeutics Inc (b)	521,760	19,618,176
Savara Inc (b)(c)	637,331	1,453,115
Scholar Rock Holding Corp (b)	403,219	11,697,383
SELLAS Life Sciences Group Inc (b)(c)	398,211	680,941
Sensei Biotherapeutics Inc (b)(c)	92,719	27,964
Senti Biosciences Inc Class A (b)(c)	16,600	52,124
Sera Prognostics Inc Class A (b)	141,338	220,487
Seres Therapeutics Inc (b)(c)	39,280	276,924
Serina Therapeutics Inc (b)	16,938	101,628
Serina Therapeutics Inc warrants 7/31/2025 (b)(c)	1,744	787
Shattuck Labs Inc (b)	229,081	231,372
Shuttle Pharmaceuticals Holdings Inc (b)	23,565	4,119
Silo Pharma Inc (b)(c)	25,655	11,401
Sionna Therapeutics Inc (c)	57,889	792,500
Skye Bioscience Inc (b)(c)	94,827	187,757
Soleno Therapeutics Inc (b)	143,573	10,531,080
Solid Biosciences Inc (b)	116,019	372,421
Soligenix Inc (b)(c)	14,441	27,582
Sonnet BioTherapeutics Holdings Inc (b)(c)	19,929	23,516
Spectrum Pharmaceuticals Inc rights (b)(d)	927,702	9
Spero Therapeutics Inc (b)(c)	238,107	595,268
SpringWorks Therapeutics Inc (b)	406,079	18,967,950
Spyre Therapeutics Inc (b)	272,712	4,167,040
Spyre Therapeutics Inc rights (b)(d)	318,998	3
Stoke Therapeutics Inc (b)(c)	217,179	2,071,888
Summit Therapeutics Inc (b)(c)	764,891	13,932,490
Surface Oncology Inc rights (b)(d)	293,597	3
Surrozen Inc Class A (b)(c)	11,038	93,713
Sutro Biopharma Inc (b)(c)	410,797	368,772
Synaptogenix Inc (b)(c)	7,313	18,063
Syndax Pharmaceuticals Inc (b)	468,686	4,939,950
Synlogic Inc (b)	37,178	42,755
Tango Therapeutics Inc (b)(c)	360,333	799,939
Taysha Gene Therapies Inc (b)	783,961	2,124,534
Tectonic Therapeutic Inc (b)	37,144	798,968
Tectonic Therapeutic Inc rights (b)(d)	17,437	0
Tempest Therapeutics Inc (b)(c)	16,483	98,074
Tenax Therapeutics Inc (b)	18,124	113,275
Tenaya Therapeutics Inc (b)(c)	309,602	142,417
Tevogen Bio Holdings Inc Class A (b)(c)	58,883	75,959
TG Therapeutics Inc (b)	727,556	25,544,491
Tharimmune Inc (b)(c)	12,399	18,475
Theriva Biologics Inc (b)	13,995	6,534
Tonix Pharmaceuticals Holding Corp (b)(c)	30,611	1,217,706
Tourmaline Bio Inc (b)	102,372	1,707,565
TransCode Therapeutics Inc (b)(c)	187	1,270
Travere Therapeutics Inc (b)	421,416	6,329,668
TriSalus Life Sciences Inc Class A (b)	103,007	515,035
TScan Therapeutics Inc (b)	284,100	406,263
Turnstone Biologics Corp (b)(c)	85,687	28,080
Twist Bioscience Corp (b)	325,315	9,531,730
Tyra Biosciences Inc (b)	110,554	1,006,041
Ultragenyx Pharmaceutical Inc (b)	503,537	17,135,364
Unicycive Therapeutics Inc (b)	277,757	162,710
United Therapeutics Corp (b)	243,461	77,627,540
United Therapeutics Corp rights (b)(d)	110,163	1
UNITY Biotechnology Inc (b)	84,528	59,110
Upstream Bio Inc	85,320	787,504
Vanda Pharmaceuticals Inc (b)	317,495	1,377,928
Vaxart Inc (b)	1,156,581	500,915
Vaxcyte Inc (b)	626,586	20,357,779
Vera Therapeutics Inc Class A (b)	300,820	5,700,539
Veracyte Inc (b)	422,525	11,243,390
Verastem Inc (b)(c)	243,340	1,829,917
Vericel Corp (b)	269,381	11,124,088
Verve Therapeutics Inc (b)(c)	370,425	1,648,391
Vigil Neuroscience Inc (b)	114,912	906,656
Viking Therapeutics Inc (b)(c)	609,567	16,336,396
Vincerx Pharma Inc (b)	14,864	721
Vir Biotechnology Inc (b)	503,972	2,489,622
Viridian Therapeutics Inc (b)	367,543	5,116,199
Viridian Therapeutics Inc rights (b)(d)	167,699	1
Vistagen Therapeutics Inc (b)	130,048	335,524
VivoSim Labs Inc (b)(c)	6,632	11,938
Vor BioPharma Inc (b)	212,112	42,401
Voyager Therapeutics Inc (b)	248,032	679,608
vTv Therapeutics Inc Class A (b)	5,637	89,572
Werewolf Therapeutics Inc (b)	167,811	203,051
Whitehawk Therapeutics Inc (b)	113,023	191,009
Windtree Therapeutics Inc (b)(c)	2,260	1,720
X4 Pharmaceuticals Inc (b)(c)	23,795	80,903
XBiotech Inc (b)(c)	107,642	306,780
Xencor Inc (b)	381,377	3,051,016
Xenetic Biosciences Inc (b)	6,835	19,548
Xilio Therapeutics Inc (b)	188,286	201,466
XOMA Royalty Corp (b)	43,276	1,071,514
Y-mAbs Therapeutics Inc (b)	184,595	849,137
Zenas Biopharma Inc (c)	75,968	723,215
Zentalis Pharmaceuticals Inc (b)	304,758	368,757
ZyVersa Therapeutics Inc Class A (b)(c)	18,080	11,343
		1,832,208,936
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (b)	558,916	855,141
Adagio Medical Holdings Inc	23,871	26,974
Aethlon Medical Inc (b)	81,860	30,616
Alphatec Holdings Inc (b)	556,869	6,921,882
AngioDynamics Inc (b)	222,560	2,270,112
Apyx Medical Corp (b)	169,700	264,732
Artivion Inc (b)	204,884	6,060,469
AtriCure Inc (b)	266,274	9,205,092
Autonomix Medical Inc (b)(c)	6,760	10,985
Avanos Medical Inc (b)	249,349	3,134,317
Avinger Inc (b)(c)(d)	6,939	0
Axogen Inc (b)	241,092	2,625,492
Beta Bionics Inc (c)	65,998	1,137,806
Beyond Air Inc (b)(c)	413,342	75,394
Biomerica Inc (b)(c)	12,049	36,749
BioSig Technologies Inc (b)(c)	69,476	389,066
Bioventus Inc (b)	224,562	1,455,162
Bluejay Diagnostics Inc (b)(c)	3,460	5,500
Butterfly Network Inc Class A (b)(c)	978,253	2,347,807
Catheter Precision Inc (b)	43,620	8,065
Ceribell Inc	60,912	1,023,931
Cerus Corp (b)	1,016,066	1,290,404
ClearPoint Neuro Inc (b)(c)	143,534	1,695,137
Co-Diagnostics Inc (b)	159,728	40,811
CONMED Corp	168,807	9,579,797
CVRx Inc (b)(c)	83,148	551,687
CytoSorbents Corp (b)(c)	306,914	257,808
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	162,564	2
CytoSorbents Corp B warrants 12/31/2029 (b)(c)(d)	162,564	1
Delcath Systems Inc (b)	145,831	2,363,921
DENTSPLY SIRONA Inc	1,086,569	17,363,373
DIH Holdings US Inc Class A (b)(c)	129,081	29,598
Ekso Bionics Holdings Inc (b)(c)	127,741	38,578
ElectroCore Inc (b)(c)	28,287	141,435
ElectroCore Inc rights (b)(d)	8,114	0
Electromed Inc (b)	35,173	710,495
Embecta Corp	319,613	3,365,525
ENDRA Life Sciences Inc (b)(c)	3,317	11,112
Enovis Corp (b)	309,476	9,686,599
Envista Holdings Corp (b)	938,492	17,146,249
Envoy Medical Inc Class A (b)(c)	43,198	68,685
enVVeno Medical Corp (b)(c)	95,187	343,625
Femasys Inc (b)(c)	112,620	99,106
FONAR Corp (b)	33,500	485,750
Fractyl Health Inc (b)(c)	41,350	78,565
Glaukos Corp (b)	301,036	28,384,684
Globus Medical Inc Class A (b)	617,786	36,560,575
Haemonetics Corp (b)	274,355	18,576,577
HeartBeam inc (b)	122,207	207,752
HeartSciences Inc (b)(c)	5,823	21,312
Helius Medical Technologies Inc (b)(c)	1,919	7,753
Hyperfine Inc Class A (b)	342,757	206,511
ICU Medical Inc (b)	133,537	18,008,800
Innovative Eyewear Inc (b)(c)	5,988	19,102
Inogen Inc (b)	129,272	830,573
Inspire Medical Systems Inc (b)	161,625	22,336,575
Integer Holdings Corp (b)	182,903	21,721,560
Integra LifeSciences Holdings Corp (b)	364,762	4,617,887
Intelligent Bio Solutions Inc (b)(c)	30,070	42,399
INVO Fertility Inc Class A (b)(c)	4,284	7,240
iRadimed Corp	43,507	2,518,185
iRhythm Technologies Inc (b)	170,393	23,940,217
IRIDEX Corp (b)	68,147	67,840
Kewaunee Scientific Corp (b)	11,503	442,405
KORU Medical Systems Inc (b)	235,594	636,104
Lantheus Holdings Inc (b)	379,207	28,652,881
LeMaitre Vascular Inc	111,462	9,162,176
LENSAR Inc (b)	52,059	704,358
LivaNova PLC (b)	296,306	12,815,235
LogicMark Inc (b)(c)	19,790	227
Lucid Diagnostics Inc (b)	125,712	174,740
Masimo Corp (b)	242,171	39,352,788
Merit Medical Systems Inc (b)	318,080	30,227,142
Microbot Medical Inc (b)(c)	177,795	451,599
Milestone Scientific Inc (b)	285,189	263,101
Modular Medical Inc (b)	201,113	172,957
Monogram Technologies Inc (b)	118,083	284,580
Myomo Inc (b)	132,281	392,875
NanoVibronix Inc (b)(c)	4,347	4,607
Neogen Corp (b)(c)	1,078,695	6,321,153
Neuraxis Inc (b)(c)	18,758	51,209
Neuronetics Inc (b)(c)	155,489	607,962
NeuroOne Medical Technologies Corp (b)	159,068	97,206
NeuroPace Inc (b)	79,636	1,052,788
Nexalin Technology Inc (b)(c)	60,109	71,530
Nexgel Inc (b)	33,220	73,084
Novocure Ltd (b)	537,284	10,267,497
Nuwellis Inc (b)	24,859	21,379
Omnicell Inc (b)	252,777	7,676,837
OraSure Technologies Inc (b)	407,565	1,173,787
Orchestra BioMed Holdings Inc (b)(c)	145,635	415,060
Orthofix Medical Inc (b)	207,584	2,335,320
OrthoPediatrics Corp (b)	89,627	1,788,955
Outset Medical Inc (b)	19,722	346,516
Owlet Inc Class A (b)	33,040	178,746
PAVmed Inc (b)(c)	60,287	36,220
Penumbra Inc (b)	209,435	55,912,862
Precision Optics Corp Inc/Mass (b)	28,434	122,835
Predictive Oncology Inc (b)	36,173	31,836
Pro-Dex Inc (b)(c)	11,830	473,732
PROCEPT BioRobotics Corp (b)	295,174	17,120,092
Pulmonx Corp (b)	215,905	734,077
Pulse Biosciences Inc (b)(c)	100,803	1,744,396
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	10,916	53,794
QuidelOrtho Corp (b)	359,836	11,036,170
ReShape Lifesciences Inc (b)(c)	372	1,826
Retractable Technologies Inc (b)	61,067	39,694
Rockwell Medical Inc (b)	158,538	155,859
RxSight Inc (b)	189,544	2,898,128
Sanara Medtech Inc (b)	18,986	550,594
SeaStar Medical Holding Corp Class A (b)(c)	40,797	48,548
Semler Scientific Inc (b)(c)	42,544	1,701,760
Senseonics Holdings Inc (b)(c)	3,253,214	1,703,058
Sensus Healthcare Inc (b)(c)	73,508	349,898
Sharps Technology Inc (b)(c)	216	809
SI-BONE Inc (b)	208,066	3,932,447
Sight Sciences Inc (b)	171,830	634,053
SiNtx Technologies Inc (b)(c)	7,713	20,902
Spectral AI Inc Class A (b)(c)	68,969	110,350
STAAR Surgical Co (b)	269,228	4,794,951
Stereotaxis Inc (b)	408,872	870,897
Strata Skin Sciences Inc (b)	12,810	31,256
Surmodics Inc (b)	77,399	2,246,119
Tactile Systems Technology Inc (b)	132,994	1,313,981
Tandem Diabetes Care Inc (b)	358,605	7,107,551
Tela Bio Inc (b)	159,246	221,352
Teleflex Inc	253,535	30,999,724
Tenon Medical Inc (b)	15,519	16,761
Tivic Health Systems Inc (b)(c)	3,560	14,703
TransMedics Group Inc (b)(c)	182,771	23,233,850
Treace Medical Concepts Inc (b)	237,882	1,365,443
UFP Technologies Inc (b)	39,782	9,316,944
Utah Medical Products Inc	16,824	926,666
Varex Imaging Corp (b)	224,150	1,719,231
Venus Concept Inc (b)(c)	2,820	6,853
Vicarious Surgical Inc Class A (b)	17,071	128,715
Vivani Medical Inc (b)	165,799	208,907
VolitionRX Ltd (b)	398,670	200,531
Xtant Medical Holdings Inc (b)	305,190	201,517
Zimvie Inc (b)	149,320	1,364,785
Zynex Inc (b)(c)	85,782	200,730
		623,431,308
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (b)	507,795	11,496,479
AdaptHealth Corp (b)	583,588	5,240,620
Addus HomeCare Corp (b)	97,882	10,856,093
agilon health Inc (b)	1,673,210	3,714,526
AirSculpt Technologies Inc (b)(c)	73,070	322,239
Alignment Healthcare Inc (b)	553,836	8,512,459
Amedisys Inc (b)	178,745	16,814,542
American Shared Hospital Services (b)	21,815	52,574
AMN Healthcare Services Inc (b)	209,463	4,421,764
Astrana Health Inc (b)	226,716	5,620,290
Aveanna Healthcare Holdings Inc (b)	314,830	1,678,044
Biodesix Inc (b)(c)	398,371	120,308
BrightSpring Health Services Inc (b)	294,721	7,017,307
Brookdale Senior Living Inc (b)	1,083,180	7,051,502
Castle Biosciences Inc (b)	153,152	2,445,837
Chemed Corp	81,672	46,948,332
Clover Health Investments Corp Class A (b)	2,245,442	7,050,688
Community Health Systems Inc (b)	657,379	2,550,631
Concentra Group Holdings Parent Inc	589,849	12,758,434
CorVel Corp (b)	147,876	16,454,163
Cosmos Health Inc (b)	114,924	51,026
Cross Country Healthcare Inc (b)	169,194	2,229,977
Cryo-Cell International Inc	23,761	121,656
DocGo Inc Class A (b)(c)	485,246	689,049
Encompass Health Corp	549,420	66,424,878
Enhabit Inc (b)	273,554	2,872,317
Ensign Group Inc/The	311,109	45,813,911
Fulgent Genetics Inc (b)(c)	110,589	2,291,404
GeneDx Holdings Corp Class A (b)	110,885	7,897,230
Guardant Health Inc (b)	672,624	27,321,987
HealthEquity Inc (b)	471,627	47,450,392
Hims & Hers Health Inc Class A (b)(c)	1,042,025	58,936,934
Infusystem Holdings Inc (b)	116,028	670,642
Innovage Holding Corp (b)	119,362	488,191
Inspire Veterinary Partners Inc Class A (b)(c)	7,932	14,436
Joint Corp/The (b)	81,368	870,638
Kindly MD Inc (b)(c)	8,631	195,061
LifeStance Health Group Inc (b)	710,019	4,217,513
ModivCare Inc (b)(c)	60,246	67,476
MSP Recovery Inc Class A (b)(c)	10,777	13,363
National HealthCare Corp	67,446	7,023,826
National Research Corp Class A	80,506	1,087,636
NeoGenomics Inc (b)	704,605	5,129,524
NeueHealth Inc (b)	19,674	135,160
Nutex Health Inc (b)	17,778	2,982,082
Oncology Institute Inc/The (b)	200,396	639,263
Ontrak Inc (b)(c)	12,413	19,116
OPKO Health Inc (b)	1,862,487	2,532,982
Option Care Health Inc (b)	928,894	30,356,256
Owens & Minor Inc (b)	403,731	2,664,625
P3 Health Partners Inc Class A (b)(c)	9,595	70,235
PACS Group Inc (b)	204,111	2,024,781
Pediatrix Medical Group Inc (b)	459,926	6,507,953
Pennant Group Inc/The (b)	186,389	5,351,228
Performant Healthcare Inc (b)	403,964	1,240,169
Precipio Inc (b)	7,375	70,210
Premier Inc Class A	500,120	11,492,758
Privia Health Group Inc (b)	563,574	12,826,944
Progyny Inc (b)	404,779	8,702,749
RadNet Inc (b)	355,614	20,444,249
Select Medical Holdings Corp	570,813	8,727,731
Sonida Senior Living Inc (b)	53,995	1,317,478
SunLink Health Systems Inc (b)	29,283	25,593
Surgery Partners Inc (b)	406,623	9,600,369
Talkspace Inc Class A (b)	767,926	2,449,684
Tenet Healthcare Corp (b)	518,607	87,525,304
US Physical Therapy Inc	77,867	5,839,246
Viemed Healthcare Inc (b)	185,016	1,230,356
Vivos Therapeutics Inc (b)(c)	32,706	79,149
		677,861,569
Health Care Technology - 0.9%
Aclarion Inc (b)	293	1,899
American Well Corp (b)	76,031	512,449
Bullfrog AI Holdings Inc (b)(c)	29,547	50,525
CareCloud Inc (b)	46,011	92,942
Certara Inc (b)	594,956	6,758,700
Claritev Corp Class A (b)(c)	34,491	1,326,179
DarioHealth Corp (b)(c)	188,627	134,434
Definitive Healthcare Corp Class A (b)(c)	288,443	954,746
Doximity Inc Class A (b)	728,377	37,941,158
Evolent Health Inc Class A (b)	583,535	4,347,336
Firefly Neuroscience Inc (b)(c)	32,811	101,714
Forian Inc (b)	84,028	174,778
GoodRx Holdings Inc Class A (b)	503,048	1,971,948
Health Catalyst Inc (b)	331,675	1,260,365
Healthcare Triangle Inc (b)	19,244	156
HealthStream Inc	130,525	3,657,311
iCAD Inc (b)	137,277	527,144
iSpecimen Inc (b)	6,387	7,792
LifeMD Inc (b)	206,093	2,516,396
OptimizeRx Corp (b)	88,724	1,077,109
Phreesia Inc (b)	302,780	7,415,082
Schrodinger Inc/United States (b)(c)	301,000	6,507,620
Scienture Holdings Inc	19,052	16,657
SCWorx Corp (b)(c)	10,168	5,227
Simulations Plus Inc	89,040	2,835,479
Streamline Health Solutions Inc (b)	20,623	106,827
Teladoc Health Inc (b)	934,217	6,464,782
TruBridge Inc (b)	66,073	1,581,127
Veeva Systems Inc Class A (b)	813,818	227,624,896
VSee Health Inc (b)(c)	35,139	44,275
Waystar Holding Corp (b)	432,877	17,306,422
		333,323,475
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (b)	591,942	5,641,207
Adaptive Biotechnologies Corp (b)	614,687	5,851,820
Akoya Biosciences Inc (b)(c)	121,527	151,909
Alpha Teknova Inc (b)(c)	73,270	422,768
Applied Dna Sciences Inc (b)(c)	6,634	2,240
Atlantic International Corp (b)	59,502	160,060
Avantor Inc (b)	3,698,954	47,753,497
Azenta Inc (b)	249,557	6,668,163
Bio-Rad Laboratories Inc Class A (b)(c)	105,199	23,872,809
BioLife Solutions Inc (b)	198,569	4,344,690
Bionano Genomics Inc (b)(c)	9,797	35,955
Bruker Corp	604,366	22,180,232
Champions Oncology Inc (b)	32,538	190,998
Codexis Inc (b)	443,691	1,020,489
Conduit Pharmaceuticals Inc Class A (b)(c)	311	1,011
CryoPort Inc (b)	269,949	1,622,393
Cytek Biosciences Inc (b)	570,322	1,579,792
Fortrea Holdings Inc (b)	489,583	2,105,207
Harvard Bioscience Inc (b)	218,589	102,081
Illumina Inc (b)	860,854	70,796,634
Inotiv Inc (b)(c)	165,713	430,854
Lifecore Biomedical Inc (b)(c)	201,525	1,364,324
Maravai LifeSciences Holdings Inc Class A (b)	651,793	1,466,534
MaxCyte Inc (United States) (b)	578,995	1,378,008
Medpace Holdings Inc (b)	135,926	40,084,577
Mesa Laboratories Inc	29,768	2,995,256
Nautilus Biotechnology Inc Class A (b)	257,221	192,144
Niagen Bioscience Inc (b)	288,117	3,117,426
OmniAb Inc (b)	533,116	677,057
Pacific Biosciences of California Inc (b)(c)	1,391,846	1,341,322
Personalis Inc (b)	244,620	1,132,591
Quanterix Corp (b)	198,362	1,031,482
Quantum-Si Inc Class A (b)(c)	752,913	1,264,894
Rapid Micro Biosystems Inc Class A (b)(c)	94,928	316,110
Repligen Corp (b)	283,546	33,478,276
Seer Inc Class A (b)(c)	214,005	410,890
Sotera Health Co (b)	832,824	10,193,766
Standard BioTools Inc (b)	1,651,794	1,668,312
		297,047,778
Pharmaceuticals - 1.1%
60 Degrees Pharmaceuticals Inc (b)(c)	9,596	24,758
Aardvark Therapeutics Inc	32,439	338,663
Aclaris Therapeutics Inc (b)	585,591	854,963
Adial Pharmaceuticals Inc (b)	40,220	27,551
ALT5 Sigma Corp (b)(c)	76,395	711,237
Alto Neuroscience Inc (b)	118,454	305,611
Alumis Inc (c)	267,269	935,442
Amneal Intermediate Inc Class A (b)	805,653	5,897,380
Amphastar Pharmaceuticals Inc (b)	206,664	5,313,331
Amylyx Pharmaceuticals Inc (b)	380,113	1,957,582
AN2 Therapeutics Inc (b)	118,960	126,098
Anebulo Pharmaceuticals Inc (b)	96,725	97,692
ANI Pharmaceuticals Inc (b)	91,080	5,348,218
Aquestive Therapeutics Inc (b)(c)	384,529	1,042,074
Arvinas Inc (b)	350,461	2,523,319
Assertio Holdings Inc (b)(c)	517,893	344,036
Atea Pharmaceuticals Inc (b)	409,657	1,216,681
Athira Pharma Inc (b)(c)	165,205	51,627
Axsome Therapeutics Inc (b)	222,334	23,380,643
Aytu BioPharma Inc (b)	31,990	56,942
BioAge Labs Inc	63,774	252,545
Biofrontera Inc (b)(c)	32,035	18,004
Biote Corp Class A (b)	123,984	428,985
Cadrenal Therapeutics Inc (b)(c)	6,956	92,723
CalciMedica Inc (b)	48,391	80,813
Cassava Sciences Inc (b)(c)	248,610	499,706
cbdMD Inc (b)(c)	1,123	1,112
Cingulate Inc (b)(c)	18,052	70,764
Citius Pharmaceuticals Inc (b)(c)	46,323	31,500
Clearside Biomedical Inc (b)	379,595	288,872
CNS Pharmaceuticals Inc (b)(c)	6,541	6,737
Cocrystal Pharma Inc (b)	39,403	67,773
Cognition Therapeutics Inc (b)	194,939	46,590
Collegium Pharmaceutical Inc (b)	177,546	5,173,690
Context Therapeutics Inc (b)(c)	285,431	164,722
Contineum Therapeutics Inc Class A (b)	30,242	110,686
Corcept Therapeutics Inc (b)	508,419	39,432,979
CorMedix Inc (b)(c)	331,709	4,026,947
Cumberland Pharmaceuticals Inc (b)	43,273	214,634
Dare Bioscience Inc (b)	48,074	142,780
Durect Corp (b)	169,559	90,087
Edgewise Therapeutics Inc (b)	376,768	5,380,247
Elanco Animal Health Inc (b)	2,689,117	36,141,732
Enliven Therapeutics Inc (b)(c)	165,255	2,936,581
Enliven Therapeutics Inc rights (b)(d)	72,018	0
Enveric Biosciences Inc (b)(c)	12,594	14,861
Esperion Therapeutics Inc (b)	989,873	841,194
Eton Pharmaceuticals Inc (b)(c)	138,984	2,625,408
Evoke Pharma Inc (b)	6,405	22,097
Evolus Inc (b)	270,528	2,486,152
Eyenovia Inc (b)(c)	7,708	12,872
EyePoint Pharmaceuticals Inc (b)(c)	372,664	2,698,087
Fulcrum Therapeutics Inc (b)	237,065	1,629,822
Harmony Biosciences Holdings Inc (b)	208,335	7,187,558
Harrow Inc (b)	167,675	4,713,344
Hoth Therapeutics Inc (b)	41,097	34,123
IGC Pharma Inc (b)	392,136	123,288
Ikena Oncology Inc (b)	130,732	155,571
Impact BioMedical Inc (b)	41,776	21,556
Innoviva Inc (b)	297,540	5,822,858
Jaguar Health Inc (b)(c)	2,913	12,817
Jazz Pharmaceuticals PLC (b)	327,786	35,423,833
Journey Medical Corp (b)	55,453	446,951
Kiora Pharmaceuticals Inc (b)(c)	13,987	41,681
LENZ Therapeutics Inc (b)(c)	88,708	2,590,274
Ligand Pharmaceuticals Inc (b)	102,868	10,512,082
Ligand Pharmaceuticals Inc rights (b)	26,087	3,652
Ligand Pharmaceuticals Inc rights (b)	26,087	1,174
Ligand Pharmaceuticals Inc rights (b)	26,087	99
Ligand Pharmaceuticals Inc rights (b)	26,087	39
Lipocine Inc (b)	29,663	98,778
Liquidia Corp (b)(c)	258,448	3,856,044
Lyra Therapeutics Inc (b)(c)	5,458	26,908
Maze Therapeutics Inc (c)	47,657	477,047
MBX Biosciences Inc (b)(c)	59,218	735,488
Mind Medicine MindMed Inc (b)(c)	361,160	2,622,022
Mira Pharmaceuticals Inc (b)(c)	67,770	91,490
Nektar Therapeutics (b)	894,549	648,101
Neumora Therapeutics Inc (b)	461,801	330,788
NovaBay Pharmaceuticals Inc (b)(c)	27,647	15,206
NRX Pharmaceuticals Inc (b)(c)	74,909	197,760
Nutriband Inc (b)(c)	28,251	183,632
Nuvation Bio Inc Class A (b)	1,393,905	2,955,079
Ocular Therapeutix Inc (b)	698,835	5,597,668
Omeros Corp (b)(c)	315,851	975,980
Optinose Inc (d)	42,717	0
Organon & Co	1,411,078	13,010,139
Pacira BioSciences Inc (b)	252,036	6,512,610
Perrigo Co PLC	745,709	19,962,630
Phathom Pharmaceuticals Inc (b)(c)	242,716	1,031,543
Phibro Animal Health Corp Class A	111,963	2,734,136
Pliant Therapeutics Inc (b)	292,763	395,230
Prestige Consumer Healthcare Inc (b)	264,735	22,679,847
Processa Pharmaceuticals Inc (b)(c)	29,242	8,553
ProPhase Labs Inc (b)(c)	140,234	51,816
Pulmatrix Inc (b)	20,132	180,785
Rafael Holdings Inc Class B (b)	234,524	335,369
Rani Therapeutics Holdings Inc Class A (b)(c)	97,227	54,369
Rapport Therapeutics Inc (b)	46,346	383,281
Relmada Therapeutics Inc (b)(c)	158,596	118,947
Reviva Pharmaceuticals Holdings Inc (b)	226,477	219,728
Royalty Pharma PLC Class A	2,034,839	66,905,507
Satsuma Pharmaceuticals Inc rights (b)(d)	101,138	1
scPharmaceuticals Inc (b)(c)	147,205	535,826
SCYNEXIS Inc (b)(c)	207,245	181,360
Seelos Therapeutics Inc rights (b)(c)(d)	3,233	0
Senestech Inc (b)(c)	7,216	19,988
Septerna Inc (c)	92,592	856,476
SIGA Technologies Inc	223,054	1,333,863
Sonoma Pharmaceuticals Inc (b)(c)	8,939	31,018
Supernus Pharmaceuticals Inc (b)	301,095	9,544,712
Talphera Inc (b)	93,924	45,788
Tarsus Pharmaceuticals Inc (b)	189,699	8,147,572
Telomir Pharmaceuticals Inc (b)(c)	91,833	178,615
Terns Pharmaceuticals Inc (b)	320,270	996,040
TFF Pharmaceuticals Inc (b)(d)	20,483	1,331
TherapeuticsMD Inc (b)(c)	64,063	93,532
Theravance Biopharma Inc (b)	190,189	1,742,131
Third Harmonic Bio Inc (b)	116,061	604,678
Titan Pharmaceuticals Inc (b)	4,415	20,397
TNF Pharmaceuticals Inc (b)(c)	21,638	3,471
Traws Pharma Inc (b)	16,850	23,927
Traws Pharma Inc rights (b)(d)	104,398	1
Trevi Therapeutics Inc (b)	351,989	2,291,448
Tvardi Therapeutics Inc (b)	7,130	202,064
Ventyx Biosciences Inc (b)	333,678	567,253
Verrica Pharmaceuticals Inc (b)(c)	357,392	176,766
Veru Inc (b)(c)	714,161	362,937
VYNE Therapeutics Inc (b)	69,154	65,696
WaVe Life Sciences Ltd (b)	644,209	3,871,696
Xeris Biopharma Holdings Inc (b)	812,379	4,013,152
Xeris Biopharma Holdings Inc rights (b)(d)	264,044	3
Zevra Therapeutics Inc (b)(c)	268,098	2,292,238
		415,276,911
TOTAL HEALTH CARE		4,179,149,977

Industrials - 18.0%
Aerospace & Defense - 2.1%
AAR Corp (b)	187,406	11,508,602
AeroVironment Inc (b)	151,948	27,051,302
AerSale Corp (b)	169,358	997,519
Air Industries Group (b)	12,531	43,858
Archer Aviation Inc Class A (b)(c)	2,217,140	22,370,943
Astronics Corp (b)	162,091	5,060,481
ATI Inc (b)	777,046	61,883,943
BWX Technologies Inc	498,556	62,618,634
Byrna Technologies Inc (b)(c)	97,983	2,612,227
Cadre Holdings Inc	142,170	4,658,911
CPI Aerostructures Inc (b)	59,358	178,668
Curtiss-Wright Corp	205,373	90,386,711
Ducommun Inc (b)	73,933	5,203,405
Eve Holding Inc Class A (b)(c)	276,858	1,495,033
HEICO Corp	223,322	66,916,204
HEICO Corp Class A	401,314	94,645,894
Hexcel Corp	443,534	23,458,513
Innovative Solutions And Support Inc (b)	58,677	656,596
Intuitive Machines Inc Class A (b)	442,098	5,044,338
Karman Holdings Inc (c)	123,109	5,276,452
Kratos Defense & Security Solutions Inc (b)	832,816	30,722,582
Leonardo DRS Inc	405,269	17,142,879
Loar Holdings Inc (b)	148,563	12,932,409
Mercury Systems Inc (b)	276,844	13,634,567
Momentus Inc Class A (b)(c)	19,508	33,163
Moog Inc Class A	154,101	28,556,456
National Presto Industries Inc	27,963	2,395,031
Optex Systems Holdings Inc (b)	32,255	275,135
Park Aerospace Corp	103,879	1,417,948
Redwire Corp Class A (b)(c)	131,679	1,884,326
Rocket Lab Corp (c)	1,906,373	51,071,733
Sidus Space Inc Class A (b)(c)	48,469	67,857
SIFCO Industries Inc (b)	19,912	62,424
Spirit AeroSystems Holdings Inc Class A (b)	638,167	23,854,682
Standard Aero Inc	714,435	20,954,379
Triumph Group Inc (b)	422,911	10,906,875
V2X Inc (b)	77,541	3,511,056
Virgin Galactic Holdings Inc Class A (b)(c)	147,829	474,531
VirTra Inc (b)	58,702	342,820
Woodward Inc	323,635	70,011,960
		782,321,047
Air Freight & Logistics - 0.0%
Air T Inc (b)(c)	4,933	88,547
Callan Jmb Inc	7,094	36,179
Forward Air Corp Class A (b)	108,866	1,826,771
GXO Logistics Inc (b)	646,966	26,616,182
Hub Group Inc Class A	332,449	11,206,856
Radiant Logistics Inc (b)	249,813	1,483,889
		41,258,424
Building Products - 1.6%
AAON Inc	367,761	35,411,707
Advanced Drainage Systems Inc	383,498	42,169,440
Alpha Pro Tech Ltd (b)	50,689	239,252
American Woodmark Corp (b)	82,276	4,637,898
Apogee Enterprises Inc	121,026	4,677,655
Armstrong World Industries Inc	237,615	36,980,022
AZEK Co Inc/The Class A (b)	783,102	38,771,380
AZZ Inc	162,896	14,773,038
Carlisle Cos Inc	242,583	92,225,205
CEA Industries Inc (b)	3,717	29,885
CSW Industrials Inc	91,379	27,942,784
Fortune Brands Innovations Inc	678,711	34,207,034
Gibraltar Industries Inc (b)	165,849	9,715,434
Griffon Corp	214,916	14,775,475
Hayward Holdings Inc (b)	775,845	10,823,038
Insteel Industries Inc	106,466	3,728,439
Janus International Group Inc (b)	771,378	6,302,158
JELD-WEN Holding Inc (b)	462,667	1,688,735
Jewett-Cameron Trading Co Ltd (b)	20,216	75,204
Masterbrand Inc (b)	694,681	7,085,746
Northann Corp (b)(c)	79,985	74,858
Owens Corning	467,762	62,656,720
Quanex Building Products Corp	258,567	4,325,826
Resideo Technologies Inc (b)	802,391	16,609,494
Simpson Manufacturing Co Inc	229,556	35,741,869
Tecnoglass Inc	120,443	10,313,534
Trex Co Inc (b)	581,087	32,465,331
UFP Industries Inc	330,763	32,269,238
Zurn Elkay Water Solutions Corp	777,893	28,151,948
		608,868,347
Commercial Services & Supplies - 1.1%
ABM Industries Inc	339,423	17,870,621
ACCO Brands Corp	509,169	1,827,917
Acme United Corp	17,697	704,341
ACV Auctions Inc Class A (b)	863,525	14,144,540
American Rebel Holdings Inc (b)(c)	545	763
Aqua Metals Inc (b)(c)	38,754	30,949
Avalon Holdings Corp Class A (b)	10,764	26,372
Bitcoin Depot Inc Class A (b)	54,052	210,803
Brady Corp Class A	241,282	16,834,245
Bridger Aerospace Group Holdings Inc (b)(c)	119,718	197,535
BrightView Holdings Inc (b)	317,115	4,940,652
Brink's Co/The	237,885	19,520,843
Casella Waste Systems Inc Class A (b)	339,665	39,812,135
CECO Environmental Corp (b)	157,741	4,241,655
Clean Harbors Inc (b)	276,113	62,619,667
CompX International Inc Class A	8,494	217,871
CoreCivic Inc (b)	599,097	13,156,170
Deluxe Corp	243,920	3,480,738
Driven Brands Holdings Inc (b)	319,696	5,696,983
DSS Inc (b)	13,483	12,135
Ennis Inc	143,423	2,677,707
Enviri Corp (b)	435,871	3,552,349
Fuel Tech Inc (b)	123,076	204,306
GEO Group Inc/The (b)	742,575	20,153,486
Greenwave Technology Solutions Inc (b)(c)	244,705	47,253
Healthcare Services Group Inc (b)	401,433	5,660,205
HNI Corp	261,176	12,152,519
Interface Inc	316,724	6,362,985
Knightscope Inc Class A (b)(c)	21,672	120,930
LanzaTech Global Inc Class A (b)(c)	448,958	126,696
Liquidity Services Inc (b)	123,540	2,887,130
MillerKnoll Inc	373,427	6,299,713
Mobile Infrastructure Corp Class A (b)	206,849	812,917
Montrose Environmental Group Inc (b)	174,599	3,409,918
MSA Safety Inc	213,521	34,797,517
NL Industries Inc	46,964	342,368
Odyssey Marine Exploration Inc (b)(c)	161,936	126,585
OPENLANE Inc (b)	581,995	13,345,145
Perma-Fix Environmental Services Inc (b)(c)	92,522	979,808
Pitney Bowes Inc	860,964	8,867,929
Pursuit Attractions and Hospitality Inc (b)	115,973	3,234,487
Quad/Graphics Inc Class A	170,609	994,650
Quest Resource Holding Corp (b)	80,198	176,436
Royalty Management Holding Corp Class A (b)	43,548	47,903
Steelcase Inc Class A	515,711	5,316,980
Team Inc (b)	24,237	438,690
Tetra Tech Inc	1,457,764	50,934,274
TOMI Environmental Solutions Inc (b)	75,620	61,403
UniFirst Corp/MA	81,940	15,450,606
Vestis Corp	628,193	3,869,669
Virco Mfg. Corp (c)	51,481	432,955
VSE Corp	96,791	12,591,541
		422,023,995
Construction & Engineering - 2.0%
AECOM	724,465	79,582,480
Ameresco Inc Class A (b)	177,337	2,443,704
API Group Corp (b)	1,331,012	62,118,330
Arcosa Inc	266,066	22,953,514
Argan Inc	70,326	14,789,558
Bowman Consulting Group Ltd (b)	77,724	1,948,541
Centuri Holdings Inc (b)(c)	116,404	2,430,516
Comfort Systems USA Inc	193,477	92,526,506
Concrete Pumping Holdings Inc	130,399	916,705
Construction Partners Inc Class A (b)	257,468	26,954,325
Dycom Industries Inc (b)	158,853	36,523,482
EMCOR Group Inc	251,015	118,443,938
Everus Construction Group Inc	278,428	16,123,765
Fluor Corp (b)	935,512	38,898,589
FTE Networks Inc (b)(c)(d)	20,159	0
Granite Construction Inc	236,346	21,141,150
Great Lakes Dredge & Dock Corp (b)	366,352	4,095,815
IES Holdings Inc (b)	45,856	11,906,969
INNOVATE Corp (b)(c)	68,294	394,739
Limbach Holdings Inc (b)	55,896	7,166,985
MasTec Inc (b)	335,489	52,312,800
Matrix Service Co (b)	133,668	1,633,423
MYR Group Inc (b)	88,020	13,805,937
Nocera Inc (b)(c)	45,741	48,028
Northwest Pipe Co (b)	54,065	2,089,072
Orion Group Holdings Inc (b)	189,237	1,559,313
Primoris Services Corp	290,588	20,954,301
Safe & Green Holdings Corp (b)(c)	34,403	37,843
Shimmick Corp (b)	9,936	16,493
Southland Holdings Inc (b)	83,172	322,707
Sterling Infrastructure Inc (b)	166,897	31,378,305
Tutor Perini Corp (b)	240,227	8,859,572
Valmont Industries Inc	109,189	34,726,470
WillScot Holdings Corp	1,003,852	27,053,811
		756,157,686
Electrical Equipment - 1.6%
374Water Inc (b)(c)	432,107	187,707
Acuity Inc	167,060	43,417,223
Advent Technologies Holdings Inc (b)	12,559	30,770
Allient Inc	80,793	2,456,107
American Superconductor Corp (b)	216,088	6,106,647
Amprius Technologies Inc (b)(c)	206,504	555,496
Array Technologies Inc (b)(c)	788,222	5,202,265
Atkore Inc	188,088	12,244,529
Babcock & Wilcox Enterprises Inc (b)	329,800	230,266
Beam Global (b)(c)	76,916	123,835
Blink Charging Co (b)(c)	557,685	392,053
Bloom Energy Corp Class A (b)(c)	1,085,601	20,051,050
Broadwind Inc (b)	116,064	190,345
ChargePoint Holdings Inc Class A (b)(c)	2,228,215	1,549,946
Complete Solaria Inc Class A (b)(c)	224,099	311,498
Dragonfly Energy Holdings Corp (b)	16,883	6,908
Energous Corp (b)(c)	179,440	50,530
Energy Focus Inc (b)	20,657	42,140
Energy Vault Holdings Inc Class A (b)(c)	528,159	436,312
EnerSys	215,301	18,005,623
Enovix Corp Class B (b)(c)	875,149	6,668,635
Eos Energy Enterprises Inc (b)(c)	1,188,108	4,942,529
Espey Mfg. & Electronics Corp	13,982	511,741
ESS Tech Inc Class A (b)(c)	25,320	43,044
Expion360 Inc (b)	16,657	15,101
Fluence Energy Inc Class A (b)(c)	342,855	1,611,419
Flux Power Holdings Inc (b)	68,485	104,097
FTC Solar Inc (b)(c)	42,772	175,793
FuelCell Energy Inc (b)(c)	112,727	576,035
GrafTech International Ltd (b)	1,038,463	1,034,517
Hyliion Holdings Corp Class A (b)	673,590	1,037,329
Ideal Power Inc (b)	39,973	195,068
KULR Technology Group Inc (b)(c)	1,046,137	1,223,980
LSI Industries Inc	144,761	2,355,261
NeoVolta Inc (b)(c)	155,645	521,411
Net Power Inc Class A (b)(c)	203,029	432,452
NEXTracker Inc Class A (b)	782,795	44,376,649
NuScale Power Corp Class A (b)(c)	593,813	18,996,078
Nuvve Holding Corp (b)(c)	8,119	9,905
nVent Electric PLC	896,708	59,003,386
Ocean Power Technologies Inc (b)(c)	800,719	378,980
Orion Energy Systems Inc (b)	175,432	117,697
Pioneer Power Solutions Inc	47,088	126,196
Plug Power Inc (b)(c)	4,789,526	4,227,715
Polar Power Inc (b)	10,084	18,202
Powell Industries Inc	51,375	8,712,686
Power Solutions International Inc (b)	28,895	1,224,281
Preformed Line Products Co	15,786	2,251,715
Regal Rexnord Corp	360,650	48,125,136
Sensata Technologies Holding PLC	816,937	21,289,378
Servotronics Inc (b)	7,507	350,427
SES AI Corp Class A (b)(c)	834,168	758,259
Shoals Technologies Group Inc (b)	913,331	4,310,922
SKYX Platforms Corp (b)(c)	359,426	463,660
SolarMax Technology Inc (b)	26,055	29,703
Solidion Technology Inc Class A (b)(c)	5,541	18,230
Stardust Power Inc Class A (b)(c)	76,755	47,788
Stem Inc Class A (b)(c)	892,816	436,676
SUNation Energy Inc (b)	50	72
SUNation Energy Inc rights (b)(d)	13,969	0
Sunrun Inc (b)(c)	1,224,991	9,175,183
Thermon Group Holdings Inc (b)	182,572	4,735,918
Tigo Energy Inc (b)	120,258	114,498
TPI Composites Inc (b)(c)	215,960	259,152
Ultralife Corp (b)	52,335	349,074
Vertiv Holdings Co Class A	2,074,921	223,946,224
Vicor Corp (b)	126,356	5,514,176
Westwater Resources Inc (b)	343,190	162,295
Zeo Energy Corp Class A (b)(c)	41,431	128,022
		592,697,945
Ground Transportation - 0.9%
ArcBest Corp	127,394	7,986,330
Avis Budget Group Inc (b)	91,981	11,202,366
Covenant Logistics Group Inc Class A	85,735	1,946,185
Ftai Infrastructure Inc	620,216	3,789,520
Heartland Express Inc	235,226	2,105,273
Hertz Global Holdings Inc (b)(c)	669,113	4,382,690
Knight-Swift Transportation Holdings Inc	881,013	39,046,496
Landstar System Inc	192,012	26,347,887
Lyft Inc Class A (b)	2,006,679	30,581,788
Marten Transport Ltd	316,946	4,132,976
PAMT CORP (b)	30,746	386,169
Proficient Auto Logistics Inc (b)	87,757	707,321
RXO Inc (b)	771,705	11,984,579
Ryder System Inc	228,283	33,587,278
Saia Inc (b)	144,778	38,280,751
Schneider National Inc Class B (c)	257,411	5,964,213
Toppoint Holdings Inc (c)	12,382	17,953
U-Haul Holding Co (b)(c)	47,041	3,010,624
U-Haul Holding Co Class N	550,363	31,392,706
Universal Logistics Holdings Inc	39,003	938,412
Werner Enterprises Inc	338,820	8,792,379
XPO Inc (b)	638,892	72,725,076
		339,308,972
Industrial Conglomerates - 0.0%
Hyperscale Data Inc (c)(d)	4,032	0
Hyperscale Data Inc Class A (b)(c)	5,813	31,158
		31,158
Machinery - 3.5%
3D Systems Corp (b)	741,611	1,149,497
AGCO Corp	336,077	32,928,824
AgEagle Aerial Systems Inc (b)(c)	27,309	21,577
Agrify Corp (b)(c)	6,252	172,055
AirJoule Technologies Corp Class A (b)(c)	110,676	424,996
Alamo Group Inc	56,618	11,212,629
Albany International Corp Class A	170,998	11,297,838
Allison Transmission Holdings Inc	466,815	48,324,689
Art's-Way Manufacturing Co Inc (b)	16,287	29,317
Astec Industries Inc	124,892	4,907,007
Atmus Filtration Technologies Inc	453,122	16,321,454
Blue Bird Corp (b)	175,571	6,794,598
Chart Industries Inc (b)	228,759	35,883,137
Chicago Rivet & Machine CO	3,823	47,864
Cleancore Solutions Inc (b)(c)	10,114	22,251
ClearSign Technologies Corp (b)	283,397	186,419
CNH Industrial NV Class A	4,761,982	59,572,395
Columbus McKinnon Corp/NY	157,215	2,289,050
Commercial Vehicle Group Inc (b)	164,192	213,450
Crane Co	265,411	45,491,445
Donaldson Co Inc	650,608	45,249,786
Douglas Dynamics Inc	127,471	3,504,178
Eastern Co/The	31,861	712,731
Energy Recovery Inc (b)	316,727	3,993,927
Enerpac Tool Group Corp Class A	296,197	12,700,927
Enpro Inc	113,446	21,003,392
Esab Corp	309,735	38,094,308
ESCO Technologies Inc	140,926	25,541,428
Federal Signal Corp	333,675	31,388,807
Flowserve Corp	714,529	35,662,142
Franklin Electric Co Inc	214,669	18,545,255
FreightCar America Inc (b)	77,542	613,357
Gates Industrial Corp PLC (b)	1,240,287	26,232,070
Gencor Industries Inc (b)	56,782	783,024
Gorman-Rupp Co/The	112,887	4,120,376
Graco Inc	921,931	78,050,679
Graham Corp (b)	55,989	2,207,646
Greenbrier Cos Inc/The	171,726	7,739,691
Helios Technologies Inc	181,734	5,510,175
Hillenbrand Inc	385,226	7,527,316
Hillman Solutions Corp Class A (b)	1,070,730	7,752,085
Hurco Cos Inc (b)	33,467	489,622
Hydrofarm Holdings Group Inc (b)(c)	23,682	87,150
Hyster-Yale Inc Class A	60,358	2,423,977
Hyzon Motors Inc Class A (b)(c)(d)	36,361	23,038
ITT Inc	443,416	66,751,846
JBT Marel Corp	252,219	28,957,263
Kadant Inc (c)	64,105	20,123,201
Kennametal Inc	424,412	9,137,590
L B Foster Co Class A (b)	55,456	1,047,564
Laser Photonics Corp (b)(c)	40,648	93,084
Lincoln Electric Holdings Inc	307,452	59,519,633
Lindsay Corp	59,212	8,254,153
LiqTech International Inc (b)(c)	45,343	73,909
Manitowoc Co Inc/The (b)	192,291	2,020,978
Mayville Engineering Co Inc (b)	67,217	1,059,340
Microvast Holdings Inc (b)(c)	1,009,990	3,625,864
Middleby Corp/The (b)	292,864	42,796,216
Miller Industries Inc/TN	62,760	2,844,911
Mueller Industries Inc	620,517	48,319,659
Mueller Water Products Inc Class A1	855,582	20,987,426
Nauticus Robotics Inc (b)(c)	29,665	27,179
Nephros Inc (b)	57,603	156,680
NN Inc (b)	247,814	508,019
Nuburu Inc Class A (b)(c)	97,305	35,808
Omega Flex Inc	20,201	660,977
Oshkosh Corp	353,861	35,099,473
Palladyne AI Corp Class A (b)(c)	103,788	816,812
Park-Ohio Holdings Corp	46,787	856,202
Perma-Pipe International Holdings Inc (b)	41,305	548,943
Proto Labs Inc (b)	133,922	4,952,436
Rain Enhancement Technologies Holdco Inc Class A (c)	12,990	48,063
RBC Bearings Inc (b)	170,532	62,392,543
REV Group Inc	284,033	10,648,397
Richtech Robotics Inc Class B (b)(c)	315,047	727,759
Shyft Group Inc/The	173,768	1,822,826
SPX Technologies Inc (b)	251,775	38,292,460
Standex International Corp	64,895	9,795,251
Symbotic Inc Class A (b)(c)	217,437	6,233,919
Taylor Devices Inc (b)(c)	17,444	644,207
TechPrecision Corp (b)	47,668	180,185
Tennant CO	103,331	7,689,893
Terex Corp	362,896	16,333,949
Timken Co/The	348,872	23,894,243
Titan International Inc (b)	263,476	1,907,566
Toro Co/The	547,682	41,503,342
Trinity Industries Inc	448,810	11,552,369
Twin Disc Inc	61,489	445,795
Urban-Gro Inc (b)	56,394	18,774
Wabash National Corp	235,433	2,041,204
Watts Water Technologies Inc Class A	149,001	36,076,122
Worthington Enterprises Inc	169,728	9,998,676
Xos Inc (b)(c)	23,603	77,890
		1,298,848,178
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	216,519	2,866,712
Kirby Corp (b)	312,666	34,593,366
Lakeside Holding Ltd (b)	9,431	9,101
Matson Inc	181,318	20,461,736
Pangaea Logistics Solutions Ltd	190,941	859,235
		58,790,150
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	671,734	34,211,413
Allegiant Travel Co (b)	79,916	4,441,731
American Airlines Group Inc (b)	3,591,813	40,982,586
Blade Air Mobility Inc (b)	329,849	1,151,173
flyExclusive Inc Class A (b)	22,668	71,858
Frontier Group Holdings Inc (b)(c)	443,183	1,781,596
Jet.AI Inc Class A (b)(c)	7,081	26,908
JetBlue Airways Corp (b)	1,657,007	8,367,885
Joby Aviation Inc Class A (b)(c)	2,625,178	20,528,892
Mesa Air Group Inc (b)	170,986	174,406
SkyWest Inc (b)	219,542	22,272,536
Sun Country Airlines Holdings Inc (b)	215,750	2,498,385
Surf Air Mobility Inc (b)(c)	61,449	143,176
Volato Group Inc Class A (b)(c)	8,212	17,244
Wheels Up Experience Inc Class A (b)(c)	496,750	650,743
		137,320,532
Professional Services - 2.5%
Alight Inc Class A	2,472,222	13,498,332
Amentum Holdings Inc	823,232	17,007,973
Asure Software Inc (b)(c)	136,297	1,322,081
Barrett Business Services Inc	140,242	5,795,501
BGSF Inc (b)	55,253	243,666
BlackSky Technology Inc Class A (b)(c)	133,120	1,489,613
Booz Allen Hamilton Holding Corp Class A	690,785	73,395,906
CACI International Inc (b)	122,047	52,236,116
Cbiz Inc (b)	270,444	19,536,875
Clarivate PLC (b)(c)	2,442,936	10,309,190
Concentrix Corp (c)	253,228	14,171,905
Conduent Inc (b)	815,013	1,825,629
CRA International Inc	36,961	7,024,438
CSG Systems International Inc	150,213	9,923,071
DLH Holdings Corp (b)	66,152	330,760
Dun & Bradstreet Holdings Inc	1,689,366	15,221,188
ExlService Holdings Inc (b)	876,086	40,291,195
Exponent Inc	277,301	21,169,158
Falcon's Beyond Global Inc Class A (c)	24,812	173,684
First Advantage Corp (b)(c)	328,951	5,631,641
FiscalNote Holdings Inc Class A (b)(c)	449,610	269,451
Forrester Research Inc (b)	62,190	661,080
Franklin Covey Co (b)	61,566	1,439,413
FTI Consulting Inc (b)	191,572	31,448,460
GEE Group Inc (b)	531,422	102,511
Genpact Ltd	875,581	37,693,762
Heidrick & Struggles International Inc	111,379	4,862,807
HireQuest Inc	30,389	304,194
Hudson Global Inc (b)	13,562	118,396
Huron Consulting Group Inc (b)	88,960	12,706,157
ICF International Inc	102,701	8,824,070
Innodata Inc (b)(c)	139,648	5,511,907
Insperity Inc	193,386	12,515,942
KBR Inc	724,807	37,827,677
Kelly Services Inc Class A	174,366	2,043,570
Kforce Inc	94,639	3,861,271
Korn Ferry	281,800	19,165,218
Legalzoom.com Inc (b)	584,229	5,334,011
ManpowerGroup Inc	257,712	10,811,018
Mastech Digital Inc (b)	28,865	225,147
Maximus Inc	306,125	22,197,124
Mistras Group Inc (b)	101,554	766,733
Nixxy Inc (b)	82,866	154,959
NV5 Global Inc (b)	283,953	6,275,361
Parsons Corp (b)	255,131	16,542,694
Paylocity Holding Corp (b)	237,575	45,353,068
Planet Labs PBC Class A (b)	1,188,015	4,561,978
Professional Diversity Network Inc (b)(c)	7,468	11,725
Rcm Technologies Inc (b)	27,753	635,266
Resolute Holdings Management Inc	13,575	466,844
Resources Connection Inc	176,833	922,184
Robert Half Inc	549,534	25,163,162
Science Applications International Corp	265,457	30,670,902
ShiftPixy Inc (b)(c)(d)	877	5,727
Skillsoft Corp Class A (b)	25,082	501,640
Spire Global Inc Class A (b)(c)	124,845	1,295,891
SS&C Technologies Holdings Inc	1,174,660	94,924,275
Staffing 360 Solutions Inc (b)(c)(d)	2,614	0
TransUnion	1,062,918	91,017,668
TriNet Group Inc	167,623	13,947,910
TrueBlue Inc (b)	161,098	966,588
TTEC Holdings Inc (b)	106,409	522,468
UL Solutions Inc Class A	338,082	24,172,863
Upwork Inc (b)	687,376	10,647,454
Verra Mobility Corp Class A (b)	899,160	21,265,134
Where Food Comes From Inc (b)	15,016	151,962
Willdan Group Inc (b)	71,887	3,885,492
		923,351,056
Trading Companies & Distributors - 2.1%
Air Lease Corp Class A	563,651	32,471,934
Alta Equipment Group Inc Class A	112,053	532,252
Applied Industrial Technologies Inc	209,109	47,367,371
BlueLinx Holdings Inc (b)	45,788	3,064,133
Boise Cascade Co	210,074	18,251,229
Core & Main Inc Class A (b)	1,035,690	56,766,169
Custom Truck One Source Inc Class A (b)(c)	292,818	1,259,117
Distribution Solutions Group Inc (b)	50,714	1,381,957
DNOW Inc (b)	575,911	8,304,637
DXP Enterprises Inc/TX (b)	68,934	5,699,463
EVI Industries Inc	28,183	522,513
Ferguson Enterprises Inc	1,089,753	198,705,562
FGI Industries Ltd (b)	8,446	4,635
FTAI Aviation Ltd	559,489	65,544,136
GATX Corp	193,179	30,761,824
Global Industrial Co	75,096	1,956,251
GMS Inc (b)	211,768	16,037,191
H&E Equipment Services Inc	171,053	16,188,456
Herc Holdings Inc	155,418	19,271,832
Hudson Technologies Inc (b)	219,409	1,568,774
iPower Inc (b)(c)	74,751	35,132
Karat Packaging Inc	37,906	1,192,523
McGrath RentCorp	134,077	15,067,573
Mrc Global Inc (b)	465,877	5,781,534
MSC Industrial Direct Co Inc Class A	244,613	19,862,576
QXO Inc (c)	1,811,330	30,792,610
Rush Enterprises Inc Class A	362,386	17,992,465
Rush Enterprises Inc Class B	18,215	951,096
SiteOne Landscape Supply Inc (b)	242,421	28,317,197
Titan Machinery Inc (b)(c)	110,837	2,070,435
Transcat Inc (b)(c)	50,862	4,444,322
Watsco Inc	189,999	84,277,856
Wesco International Inc	241,176	40,491,039
Willis Lease Finance Corp	15,491	2,081,061
Xometry Inc Class A (b)	248,889	8,250,670
		787,267,525
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	25,355	24,199
Sky Harbour Group Corp Class A (b)(c)	111,267	1,146,050
		1,170,249
TOTAL INDUSTRIALS		6,749,415,264

Information Technology - 18.1%
Communications Equipment - 0.5%
Actelis Networks Inc (b)(c)	28,498	19,410
ADTRAN Holdings Inc (b)	388,019	3,115,793
Applied Optoelectronics Inc (b)(c)	248,710	3,835,108
Aviat Networks Inc (b)	63,207	1,355,790
BK Technologies Corp (b)	15,918	682,405
Calix Inc (b)	317,483	14,680,414
Cambium Networks Corp (b)	71,377	22,755
Ciena Corp (b)	774,498	62,006,310
Clearfield Inc (b)	64,149	2,380,569
ClearOne Inc (b)	79,397	26,511
CommScope Holding Co Inc (b)	1,179,637	7,125,007
Comtech Telecommunications Corp (b)	158,983	330,685
Digi International Inc (b)	201,283	6,523,582
Extreme Networks Inc (b)	724,054	11,345,926
Franklin Wireless Corp (b)	49,622	208,909
Genasys Inc (b)	244,840	399,089
Harmonic Inc (b)	641,849	5,789,478
Inseego Corp (b)(c)	62,751	469,377
KVH Industries Inc (b)	69,820	377,726
Lantronix Inc (b)(c)	174,066	381,205
Lumentum Holdings Inc (b)	375,410	27,134,635
Netgear Inc (b)	158,261	4,641,795
NetScout Systems Inc (b)	391,368	8,938,845
Network-1 Technologies Inc	79,178	98,973
Ondas Holdings Inc (b)(c)	438,645	535,147
Optical Cable Corp (b)	30,797	89,311
Ribbon Communications Inc (b)	495,817	1,675,861
Ubiquiti Inc (c)	23,098	9,130,408
Viasat Inc (b)(c)	467,719	4,083,187
Viavi Solutions Inc (b)	1,212,292	11,043,980
		188,448,191
Electronic Equipment, Instruments & Components - 2.0%
908 Devices Inc (b)(c)	145,806	828,178
Advanced Energy Industries Inc	203,737	23,384,933
Aeva Technologies Inc (b)	179,393	3,277,510
AEye Inc Class A (b)(c)	70,178	49,616
Airgain Inc (b)	57,369	229,476
AmpliTech Group Inc (b)	90,755	195,123
Arlo Technologies Inc (b)	547,752	7,843,809
Arrow Electronics Inc (b)	284,792	33,713,677
Astrotech Corp (b)	8,099	46,650
Avnet Inc	473,383	23,673,884
Badger Meter Inc	160,283	39,785,446
Bel Fuse Inc Class A	5,724	363,531
Bel Fuse Inc Class B	59,756	4,409,993
Belden Inc	215,717	22,909,145
Benchmark Electronics Inc	196,528	7,177,203
Cemtrex Inc (b)(c)	10,885	9,948
Climb Global Solutions Inc	21,036	2,317,641
Coda Octopus Group Inc (b)	31,800	234,048
Cognex Corp	920,340	27,582,590
Coherent Corp (b)	844,623	63,878,837
CPS Technologies Corp (b)	65,208	185,843
Crane NXT Co	268,929	14,417,284
CTS Corp	164,749	6,703,637
Daktronics Inc (b)	218,464	3,242,006
Data I/O Corp (b)	44,507	119,279
Digital Ally Inc (b)(c)	36	89
Electro-Sensors Inc (b)(c)	12,326	51,276
ePlus Inc (b)	143,772	10,261,008
Evolv Technologies Holdings Inc Class A (b)(c)	595,416	3,250,971
FARO Technologies Inc (b)	103,175	4,371,525
Flex Ltd (b)	2,087,429	88,298,247
Focus Universal Inc (b)(c)	19,541	75,037
Forward Industries Inc (b)(c)	4,254	27,097
Frequency Electronics Inc	47,275	909,571
Identiv Inc (b)	122,289	399,885
Insight Enterprises Inc (b)	149,258	19,461,751
Interlink Electronics Inc (b)	18,097	116,907
IPG Photonics Corp (b)	144,090	9,547,403
Itron Inc (b)	245,256	28,351,594
Key Tronic Corp (b)	53,113	153,497
Kimball Electronics Inc (b)	134,010	2,425,581
Knowles Corp (b)	477,690	7,838,893
LGL Group Inc/The (b)	21,746	142,219
LGL Group Inc/The warrants 11/16/2025 (b)	6,067	1,699
LightPath Technologies Inc Class A (b)	194,939	545,829
Lightwave Logic Inc (b)(c)	671,331	657,904
Littelfuse Inc	134,101	27,498,751
M-Tron Industries Inc (b)	13,123	607,201
M-Tron Industries Inc warrants 3/11/2028 (b)	12,632	10,232
Methode Electronics Inc	196,065	1,558,717
MicroVision Inc (b)(c)	1,264,169	1,390,586
Mirion Technologies Inc Class A (b)	1,024,183	19,561,895
MultiSensor AI Holdings Inc (b)(c)	112,504	84,130
Napco Security Technologies Inc	200,626	5,597,465
Neonode Inc (b)(c)	68,970	704,873
nLight Inc (b)	264,897	4,007,892
Nortech Systems Inc (b)(c)	6,293	57,078
Novanta Inc (b)	196,193	24,292,617
OSI Systems Inc (b)	85,277	18,685,043
Ouster Inc Class A (b)	236,009	2,886,390
PAR Technology Corp (b)(c)	211,153	13,843,191
PC Connection Inc	67,572	4,419,209
Plexus Corp (b)	147,485	19,358,881
Powerfleet Inc NJ (b)(c)	630,081	2,866,869
Red Cat Holdings Inc (b)(c)	327,869	1,950,821
Research Frontiers Inc (b)	158,786	288,991
RF Industries Ltd (b)	49,402	206,994
Richardson Electronics Ltd/United States	68,017	608,752
Rogers Corp (b)	93,038	6,193,540
Sanmina Corp (b)	296,827	25,138,279
ScanSource Inc (b)	117,883	4,760,116
Scantech AI Systems Inc	72,336	52,697
SigmaTron International Inc (b)	22,426	66,381
SmartRent Inc Class A (b)(c)	932,121	786,990
Sobr Safe Inc (b)(c)	836	2,607
Sono-Tek Corp (b)	73,110	283,667
Syntec Optics Holdings Inc Class A (b)	35,126	57,958
Taitron Components Inc Class A	24,783	55,762
TD SYNNEX Corp	410,731	49,838,100
TTM Technologies Inc (b)	556,089	16,604,818
Universal Security Instruments Inc (b)(c)	11,616	27,939
VerifyMe Inc (b)	59,335	42,430
Vishay Intertechnology Inc	614,503	8,646,057
Vishay Precision Group Inc (b)	67,210	1,728,641
Vontier Corp	806,767	28,841,920
Vuzix Corp (b)(c)	371,255	1,084,065
Wrap Technologies Inc (b)(c)	172,916	250,728
		758,416,543
IT Services - 2.8%
Applied Digital Corp (b)(c)	977,644	6,677,309
ASGN Inc (b)	241,701	12,764,230
Backblaze Inc Class A (b)	237,911	1,356,093
BigBear.ai Holdings Inc (b)(c)	536,453	2,231,644
BigCommerce Holdings Inc (b)	358,220	1,805,429
Brand Engagement Network Inc Class A (b)(c)	62,393	17,407
Castellum Inc (b)	234,093	229,411
CISO Global Inc (b)(c)	36,620	29,661
Cloudflare Inc Class A (b)	1,678,187	278,394,441
Couchbase Inc (b)(c)	229,190	4,141,463
Crexendo Inc (b)	65,944	354,779
CSP Inc	34,281	521,757
Data Storage Corp (b)	22,525	84,469
DigitalOcean Holdings Inc (b)	347,110	9,823,213
DXC Technology Co (b)	989,538	15,040,978
Fastly Inc Class A (b)	704,113	5,125,943
Glimpse Group Inc/The (b)	91,892	139,676
Grid Dynamics Holdings Inc (b)	336,206	4,212,661
Hackett Group Inc/The	136,966	3,358,406
Information Services Group Inc	199,491	941,598
Kyndryl Holdings Inc (b)	1,266,932	49,461,025
MongoDB Inc Class A (b)	406,135	76,690,472
Okta Inc Class A (b)	892,442	92,073,241
Rackspace Technology Inc (b)	418,485	477,073
Research Solutions Inc/CA (b)	127,039	350,628
Snowflake Inc Class A (b)	1,799,308	370,063,676
TSS Inc/MD (b)(c)	69,058	997,198
Tucows Inc Class A (b)(c)	55,014	1,067,272
Twilio Inc Class A (b)	835,929	98,388,843
Unisys Corp (b)	378,751	1,806,642
WidePoint Corp (b)	38,293	115,262
XTI Aerospace Inc (b)(c)	20,635	34,667
		1,038,776,567
Semiconductors & Semiconductor Equipment - 2.4%
ACM Research Inc Class A (b)	267,368	6,029,148
Aehr Test Systems (b)(c)	153,256	1,462,062
Alpha & Omega Semiconductor Ltd (b)	131,816	2,797,136
Ambarella Inc (b)	213,755	11,252,063
Amkor Technology Inc	620,216	11,176,292
Amtech Systems Inc (b)	65,296	261,837
Ascent Solar Technologies Inc (b)	8,106	12,889
Astera Labs Inc (b)	115,088	10,440,783
Atomera Inc (b)(c)	167,683	1,031,250
Axcelis Technologies Inc (b)	177,645	10,008,519
AXT Inc (b)	215,702	325,710
Blaize Holdings Inc Class A (b)(c)	305,140	613,331
CEVA Inc (b)	128,958	2,419,252
Cirrus Logic Inc (b)	289,594	28,484,466
Cohu Inc (b)	254,206	4,339,296
Credo Technology Group Holding Ltd (b)	784,540	47,825,559
CVD Equipment Corp (b)	31,116	94,281
Datavault AI Inc (b)(c)	230,301	189,699
Diodes Inc (b)	253,016	11,233,910
Entegris Inc	821,741	56,486,477
Everspin Technologies Inc (b)	99,410	557,690
FormFactor Inc (b)	422,661	12,616,431
GCT Semiconductor Holding Inc Class A (b)(c)	178,890	184,257
GSI Technology Inc (b)	106,656	333,833
Ichor Holdings Ltd (b)	184,870	2,917,249
Impinj Inc (b)	126,196	14,397,702
inTEST Corp (b)	67,283	407,062
Kopin Corp (b)	773,111	989,582
Lattice Semiconductor Corp (b)	751,476	33,771,331
MACOM Technology Solutions Holdings Inc (b)	324,073	39,410,519
Marvell Technology Inc	4,715,982	283,854,958
MaxLinear Inc Class A (b)	422,029	4,806,910
MKS Inc	366,828	30,149,593
Mobix Labs Inc Class A (b)(c)	149,581	95,732
Navitas Semiconductor Corp Class A (b)(c)	716,143	3,652,329
NVE Corp	26,809	1,907,728
Onto Innovation Inc (b)	269,744	24,800,263
PDF Solutions Inc (b)	169,522	3,000,539
Penguin Solutions Inc (b)	291,506	5,177,147
Peraso Inc (b)	26,218	24,393
Photronics Inc (b)	345,093	5,766,504
Pixelworks Inc (b)	294,048	142,937
Power Integrations Inc	311,167	15,474,335
Qorvo Inc (b)	509,494	38,731,734
QuickLogic Corp (b)(c)	77,023	398,979
Rambus Inc (b)	580,343	31,030,940
Rigetti Computing Inc Class A (b)(c)	1,347,247	16,315,161
Semtech Corp (b)	468,991	17,507,434
Silicon Laboratories Inc (b)	177,126	21,348,997
SiTime Corp (b)	104,311	20,452,258
SkyWater Technology Inc (b)(c)	122,853	1,110,591
SolarEdge Technologies Inc (b)(c)	316,487	5,652,458
Synaptics Inc (b)	213,900	12,568,764
Trio-Tech International (b)	14,478	74,562
Ultra Clean Holdings Inc (b)	245,908	4,763,238
Universal Display Corp	240,600	34,490,010
Veeco Instruments Inc (b)	316,168	6,105,204
Wolfspeed Inc (b)(c)	849,681	1,011,120
		902,484,434
Software - 9.9%
8x8 Inc (b)	720,789	1,182,094
A10 Networks Inc	405,006	6,990,404
ACCESS Newswire Inc (b)	15,959	161,427
ACI Worldwide Inc (b)	571,618	26,443,049
Adeia Inc	596,562	7,659,856
Agilysys Inc (b)	122,694	12,994,522
Airship AI Holdings Inc Class A (b)(c)	101,301	521,700
Alarm.com Holdings Inc (b)	269,969	15,496,221
Alkami Technology Inc (b)	361,897	10,364,730
Alpha Modus Holdings Inc Class A (b)(c)	34,409	40,259
Amplitude Inc Class A (b)	459,478	5,692,932
Appfolio Inc Class A (b)	127,042	26,827,459
Appian Corp Class A (b)	232,666	7,328,979
AppLovin Corp Class A (b)	1,214,305	477,221,865
Arteris Inc (b)	137,917	1,071,615
Asana Inc Class A (b)	461,279	8,261,507
Atlassian Corp Class A (b)	893,847	185,589,453
Auddia Inc (b)(c)	2,337	9,370
AudioEye Inc (b)(c)	36,606	447,325
Aurora Innovation Inc Class A (b)(c)	5,693,079	34,500,059
authID Inc (b)(c)	50,756	278,143
AvePoint Inc Class A (b)	561,461	10,471,248
Aware Inc/MA (b)	86,869	142,465
Banzai International Inc Class A (b)	29,515	28,792
Bentley Systems Inc Class B	840,211	40,103,271
BILL Holdings Inc (b)	510,471	22,297,373
Bio-key International Inc (b)(c)	17,466	14,671
Blackbaud Inc (b)	207,653	12,922,246
Blackboxstocks Inc (b)(c)	12,855	48,335
BlackLine Inc (b)	283,059	15,831,490
Blend Labs Inc Class A (b)	1,066,308	3,902,687
Box Inc Class A (b)	784,078	29,653,830
Braze Inc Class A (b)	372,757	13,717,458
Bridgeline Digital Inc (b)	52,184	80,885
BTCS Inc (b)(c)	62,970	170,019
Btcs Inc Series V (b)(d)	38,570	0
C3.ai Inc Class A (b)(c)	624,054	16,593,596
Ccc Intelligent Solutions Holdings Inc Class A (b)	2,588,994	22,731,367
Cerence Inc (b)(c)	236,152	2,009,654
Cipher Mining Inc (b)(c)	1,228,299	3,832,293
Cleanspark Inc (b)(c)	1,518,297	13,102,903
Clear Secure Inc Class A	513,672	12,713,382
Clearwater Analytics Holdings Inc Class A (b)	1,217,848	28,132,289
Commvault Systems Inc (b)	239,899	43,937,502
Confluent Inc Class A (b)	1,409,487	32,460,486
Consensus Cloud Solutions Inc (b)	96,779	2,126,235
Core Scientific Inc (b)(c)	1,524,018	16,230,792
CoreCard Corp (b)	31,848	840,787
CS Disco Inc (b)	127,857	503,757
CXApp Inc Class A (b)(c)	81,692	81,177
CYNGN Inc (b)(c)	9,898	48,203
Daily Journal Corp (b)	5,102	2,150,136
Datadog Inc Class A (b)	1,707,470	201,276,564
DatChat Inc (b)	22,028	54,850
Digimarc Corp (b)(c)	82,371	1,077,413
Digital Turbine Inc (b)	516,559	2,438,158
Docusign Inc (b)	1,101,696	97,621,283
Dolby Laboratories Inc Class A	332,714	24,707,342
Domo Inc Class B (b)	182,056	2,312,111
DoubleVerify Holdings Inc (b)	767,967	10,551,867
Dropbox Inc Class A (b)	1,179,982	34,054,281
Duos Technologies Group Inc (b)(c)	33,158	253,659
Dynatrace Inc (b)	1,631,974	88,142,916
E2open Parent Holdings Inc Class A (b)	1,147,807	3,684,460
eGain Corp (b)	103,782	559,385
Elastic NV (b)	474,486	38,371,683
EverCommerce Inc (b)	99,044	991,430
Exodus Movement Inc Class A (b)(c)	30,172	859,902
Expensify Inc Class A (b)	274,299	606,201
Five9 Inc (b)	410,800	10,890,308
FOXO Technologies Inc (b)(c)	12,297	4,928
Freshworks Inc Class A (b)	1,029,997	15,728,054
Gitlab Inc Class A (b)	667,958	30,398,769
Greenidge Generation Holdings Inc Class A (b)(c)	47,483	66,476
Guidewire Software Inc (b)	455,413	97,922,903
HubSpot Inc (b)	284,223	167,663,148
I3 Verticals Inc Class A (b)	117,837	2,911,752
Informatica Inc Class A (b)	454,200	10,905,342
Intapp Inc (b)	290,148	15,992,958
Intellicheck Inc (b)	92,715	471,919
Intellinetics Inc (b)	14,268	176,923
InterDigital Inc (c)	140,198	30,459,417
Intrusion Inc (b)(c)	79,739	103,661
Inuvo Inc (b)	644,680	258,839
Iveda Solutions Inc (b)(c)	14,570	31,326
Jamf Holding Corp (b)	345,782	3,630,711
Kaltura Inc (b)	432,788	917,511
Klaviyo Inc Class A (b)	489,083	16,628,822
LivePerson Inc (b)(c)	406,880	294,215
LiveRamp Holdings Inc (b)	358,915	11,693,451
LM Funding America Inc (b)(c)	24,380	47,053
Manhattan Associates Inc (b)	332,923	62,849,204
MARA Holdings Inc (b)(c)	1,853,347	26,169,260
Marin Software Inc (b)	14,773	12,364
Meridianlink Inc (b)	144,376	2,409,635
MicroStrategy Inc Class A (b)	1,299,177	479,474,264
Mitek Systems Inc (b)	247,792	2,326,767
N-able Inc/US (b)	386,914	3,014,060
nCino Inc (b)(c)	506,140	13,311,482
NCR Voyix Corp (b)	797,240	8,841,392
NetSol Technologies Inc (b)	49,146	142,032
NextNav Inc Class A (b)	365,709	4,589,648
NextTrip Inc (b)(c)	7,304	14,973
Nutanix Inc Class A (b)	1,358,654	104,195,175
Oblong Inc (b)(c)	7,305	25,860
Olo Inc Class A (b)	611,980	5,330,346
ON24 Inc (b)	202,274	1,150,939
OneSpan Inc	196,629	3,132,300
Onestream Inc Class A (c)	280,830	7,880,090
Ooma Inc (b)	137,585	1,878,035
PagerDuty Inc (b)	492,929	7,029,168
Pegasystems Inc	243,559	23,905,316
Phunware Inc (b)(c)	110,155	327,160
Porch Group Inc (b)	516,993	4,714,976
Procore Technologies Inc (b)	584,292	39,246,894
Progress Software Corp	236,807	14,577,839
PROS Holdings Inc (b)	239,865	4,219,225
Q2 Holdings Inc (b)	331,027	28,971,483
Qualys Inc (b)	199,666	27,663,724
Quantum Computing Inc (b)(c)	584,157	6,615,578
Rapid7 Inc (b)	344,711	7,911,117
reAlpha Tech Corp (b)(c)	41,640	18,855
Red Violet Inc	62,810	3,050,054
Rekor Systems Inc (b)(c)	579,712	672,466
ReposiTrak Inc	66,927	1,460,347
Rimini Street Inc (b)	254,726	776,914
RingCentral Inc Class A (b)	437,077	11,333,407
Riot Platforms Inc (b)(c)	1,632,572	13,174,856
Rubrik Inc Class A (b)	474,997	45,290,964
SailPoint Inc	333,903	5,883,371
Samsara Inc Class A (b)	1,381,194	64,280,769
SEMrush Holdings Inc Class A (b)	184,595	1,816,415
SentinelOne Inc Class A (b)	1,612,079	28,388,711
ServiceTitan Inc Class A (b)	50,085	5,542,907
Signing Day Sports Inc (b)(c)	5,297	10,063
Silvaco Group Inc (b)(c)	42,383	196,233
Smith Micro Software Inc (b)(c)	88,317	72,040
Soluna Holdings Inc (b)(c)	56,624	36,239
SoundHound AI Inc Class A (b)(c)	1,969,887	19,915,558
SoundThinking Inc (b)(c)	47,140	731,141
Sprinklr Inc Class A (b)	616,407	5,202,475
Sprout Social Inc Class A (b)	279,192	6,094,761
SPS Commerce Inc (b)	205,664	28,949,265
Synchronoss Technologies Inc (b)	51,205	350,242
T Stamp Inc Class A (b)(c)	19,612	41,970
Telos Corp (b)	288,446	726,884
Tenable Holdings Inc (b)	653,898	21,068,594
Teradata Corp (b)	522,945	11,483,872
Terawulf Inc (b)(c)	1,685,090	5,948,368
Thumzup Media Corp (b)(c)	17,368	142,765
UiPath Inc Class A (b)	2,305,090	30,680,748
Unity Software Inc (b)	1,605,735	41,877,569
Upland Software Inc (b)	130,586	282,066
Urgent.ly Inc (b)	5,401	29,597
Varonis Systems Inc (b)	614,471	29,297,977
Veea Inc Class A (b)(c)	84,501	169,847
Verb Technology Co Inc (b)(c)	6,083	49,211
Verint Systems Inc (b)	341,889	5,996,733
Veritone Inc (b)(c)	212,186	333,132
Vertex Inc Class A (b)	284,584	11,260,989
Viant Technology Inc Class A (b)	87,586	1,207,811
VirnetX Holding Corp (b)	17,233	133,728
Weave Communications Inc (b)	218,702	2,110,474
Workiva Inc Class A (b)	281,462	18,939,578
Xperi Inc (b)	245,425	1,911,861
Yext Inc (b)	594,010	3,985,807
Zeta Global Holdings Corp Class A (b)	1,160,923	15,254,528
Zoom Communications Inc Class A (b)	1,427,918	116,018,338
Zscaler Inc (b)	518,378	142,916,815
		3,697,771,910
Technology Hardware, Storage & Peripherals - 0.5%
AstroNova Inc (b)	36,684	339,694
Boxlight Corp Class A (b)(c)	10,459	18,408
CompoSecure Inc Class A (b)	209,685	2,874,781
Corsair Gaming Inc (b)	246,355	2,165,460
CPI Card Group Inc (b)	24,659	548,909
Diebold Nixdorf Inc (b)	205,178	9,883,424
Eastman Kodak Co (b)(c)	404,734	2,298,889
Foxx Development Holdings Inc (c)	9,280	43,709
Immersion Corp	163,131	1,226,745
IonQ Inc (b)(c)	1,072,994	43,284,578
Movano Inc (b)(c)	28,817	15,774
One Stop Systems Inc (b)	99,146	278,600
Pure Storage Inc Class A (b)	1,690,691	90,604,132
Quantum Corp (b)(c)	31,892	378,558
Sandisk Corp/DE	627,807	23,662,046
Socket Mobile Inc (b)	31,647	33,862
Sonim Technologies Inc (b)(c)	13,432	12,425
TransAct Technologies Inc (b)	47,733	181,385
Turtle Beach Corp (b)	90,156	1,034,991
Xerox Holdings Corp (c)	639,320	3,126,275
		182,012,645
TOTAL INFORMATION TECHNOLOGY		6,767,910,290

Materials - 4.6%
Chemicals - 1.4%
AdvanSix Inc	146,616	3,446,942
Alto Ingredients Inc (b)	397,195	368,597
American Vanguard Corp	146,707	721,798
Arq Inc (b)	169,851	839,064
Ashland Inc	258,278	12,787,344
ASP Isotopes Inc (b)(c)	300,788	2,273,957
Aspen Aerogels Inc (b)	368,192	2,120,786
Avient Corp	498,692	18,017,742
Axalta Coating Systems Ltd (b)	1,189,387	36,633,120
Balchem Corp	176,955	29,498,399
Bolt Projects Holdings Inc Class A (b)(c)	2,807	9,488
Cabot Corp	296,208	22,123,776
Celanese Corp	594,027	31,382,446
Chemours Co/The	818,240	8,288,771
Core Molding Technologies Inc (b)	41,429	690,621
Danimer Scientific Inc warrants 7/15/2025 (b)	165,168	78
Ecovyst Inc (b)	570,704	4,251,745
Element Solutions Inc	1,215,798	25,993,761
Flotek Industries Inc (b)	161,644	2,371,317
FMC Corp	679,243	27,550,096
Ginkgo Bioworks Holdings Inc Class A (b)(c)	219,764	1,527,360
Hawkins Inc	103,791	13,855,061
HB Fuller Co	298,503	16,662,437
Huntsman Corp	892,307	9,940,300
Ingevity Corp (b)	197,936	8,188,612
Innospec Inc	136,280	11,594,702
Intrepid Potash Inc (b)	51,340	1,938,598
Koppers Holdings Inc	110,624	3,398,369
Kronos Worldwide Inc	120,162	760,625
LSB Industries Inc (b)	288,399	2,183,180
Mativ Holdings Inc	298,230	1,705,876
Minerals Technologies Inc	173,786	9,867,569
NewMarket Corp	41,533	26,749,744
Northern Technologies International Corp	44,125	319,024
Novusterra Inc (b)(c)(d)	24,632	0
Olin Corp	632,994	12,286,414
Origin Materials Inc Class A (b)	685,752	300,017
Perimeter Solutions Inc	749,013	9,040,587
PureCycle Technologies Inc (b)(c)	804,105	7,647,039
Quaker Chemical Corp	74,756	8,106,541
Rayonier Advanced Materials Inc (b)	357,963	1,378,158
RPM International Inc	700,267	79,718,396
Scotts Miracle-Gro Co/The	235,711	14,038,947
Sensient Technologies Corp	231,522	21,885,775
Stepan Co	115,646	6,278,421
Trinseo PLC	193,166	585,293
Tronox Holdings PLC	641,868	3,645,810
Valhi Inc	12,519	182,277
Westlake Corp	183,202	13,012,838
		516,167,818
Construction Materials - 1.1%
CRH PLC	3,702,928	337,558,917
Eagle Materials Inc	181,535	36,708,192
Knife River Corp (b)	308,674	29,046,223
Smith-Midland Corp (b)(c)	24,740	745,664
United States Lime & Minerals Inc	57,256	5,884,772
		409,943,768
Containers & Packaging - 0.7%
AptarGroup Inc	362,823	57,471,163
Crown Holdings Inc	638,963	62,937,856
Eightco Holdings Inc (b)(c)	10,868	14,671
Graphic Packaging Holding CO	1,632,529	36,274,794
Greif Inc Class A	137,680	7,655,008
Greif Inc Class B	29,902	1,801,596
Myers Industries Inc	205,909	2,612,985
O-I Glass Inc (b)	839,642	11,007,707
Ranpak Holdings Corp Class A (b)	245,340	816,982
Sealed Air Corp	782,738	25,204,164
Silgan Holdings Inc	442,745	24,381,967
Sonoco Products Co	537,969	24,499,108
TriMas Corp	206,373	5,442,056
		260,120,057
Metals & Mining - 1.3%
5E Advanced Materials Inc (b)(c)	12,581	55,355
Alcoa Corp	1,402,804	37,553,063
Alpha Metallurgical Resources Inc (b)	59,811	6,701,224
American Battery Technology Co (b)(c)	462,694	606,129
American Infrastructure Corp (c)(d)	52,198	0
Ampco-Pittsburgh Corp (b)	83,506	251,353
Ascent Industries Co (b)	47,078	608,248
Carpenter Technology Corp	272,171	63,960,185
Century Aluminum Co (b)	284,725	4,410,390
Cleveland-Cliffs Inc (b)(c)	2,643,077	15,409,139
Coeur Mining Inc (b)	3,470,575	28,042,246
Commercial Metals Co	619,966	28,884,216
Compass Minerals International Inc (b)	185,715	3,567,585
Contango ORE Inc (b)(c)	53,013	1,029,512
Dakota Gold Corp (b)	368,944	1,128,969
Friedman Industries Inc	38,338	621,076
Gold Resource Corp (b)	525,707	278,625
Hecla Mining Co	3,449,054	17,728,138
Hycroft Mining Holding Corp (b)(c)	108,179	331,028
Idaho Strategic Resources Inc (b)(c)	64,056	847,461
Inno Holdings Inc (b)(c)	19,901	24,875
Ivanhoe Electric Inc / US (b)(c)	500,777	3,680,711
Kaiser Aluminum Corp	86,974	6,313,443
Materion Corp	113,019	8,751,061
Metallus Inc (b)	204,013	2,576,684
MP Materials Corp (b)(c)	659,208	14,364,142
Olympic Steel Inc	53,491	1,586,008
Paramount Gold Nevada Corp (b)	325,617	180,423
Piedmont Lithium Inc (b)(c)	110,325	681,809
Radius Recycling Inc Class A	145,332	4,303,281
Ramaco Resources Inc Class A	118,455	1,078,977
Ramaco Resources Inc Class B (f)	65,579	488,564
ReElement Technologies Corp (c)(d)	97,452	0
Reliance Inc	294,851	86,338,270
Royal Gold Inc	358,774	63,904,825
Ryerson Holding Corp	147,878	3,069,947
Solitario Resources Corp (b)(c)	362,100	231,744
SunCoke Energy Inc	461,447	3,756,179
Tredegar Corp (b)	139,104	1,165,692
United States Antimony Corp (b)(c)	414,728	1,003,642
United States Steel Corp (c)	1,228,356	66,110,120
US Gold Corp (b)	59,723	690,995
Warrior Met Coal Inc	287,064	13,047,059
Worthington Steel Inc	191,422	4,766,408
		500,128,801
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	90,405	2,602,760
Louisiana-Pacific Corp	340,494	30,668,295
Magnera Corp (b)	193,076	2,320,773
Sylvamo Corp	186,345	9,870,695
		45,462,523
TOTAL MATERIALS		1,731,822,967

Real Estate - 5.4%
Diversified REITs - 0.4%
Alexander & Baldwin Inc	403,434	7,225,503
Alpine Income Property Trust Inc	72,692	1,113,641
American Assets Trust Inc	262,876	5,241,747
Armada Hoffler Properties Inc Class A	449,395	3,127,789
Broadstone Net Lease Inc Class A	1,042,836	16,591,521
CTO Realty Growth Inc	147,809	2,722,642
Essential Properties Realty Trust Inc	1,027,535	33,394,888
Generation Income Properties Inc	29,375	46,853
Gladstone Commercial Corp	245,467	3,522,451
Global Net Lease Inc	1,096,456	8,508,499
Mackenzie Realty Capital Inc	77,357	74,263
Medalist Diversified REIT Inc	4,290	50,064
Modiv Industrial Inc Class C	50,838	729,525
NexPoint Diversified Real Estate Trust	214,806	893,593
One Liberty Properties Inc	89,248	2,184,791
Presidio Property Trust Inc Class A (b)(c)	5,705	34,230
WP Carey Inc	1,196,098	75,067,111
		160,529,111
Health Care REITs - 0.6%
American Healthcare REIT Inc	833,814	29,133,461
CareTrust REIT Inc	1,024,831	29,474,140
Community Healthcare Trust Inc	141,592	2,313,613
Diversified Healthcare Trust	1,188,909	3,721,285
Global Medical REIT Inc	357,789	2,275,538
Healthcare Realty Trust Inc	1,916,470	27,788,815
LTC Properties Inc	250,134	8,852,242
Medical Properties Trust Inc (c)	3,281,522	14,996,556
National Health Investors Inc	245,531	17,803,453
Omega Healthcare Investors Inc	1,541,671	57,041,827
Sabra Health Care REIT Inc	1,281,056	22,392,859
Sila Realty Trust Inc	306,220	7,631,002
Strawberry Fields REIT Ltd	35,018	357,184
Universal Health Realty Income Trust	72,340	2,872,621
		226,654,596
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	1,229,326	14,247,888
Ashford Hospitality Trust Inc (b)	30,731	173,937
Braemar Hotels & Resorts Inc	322,058	734,292
Chatham Lodging Trust	270,591	1,929,314
DiamondRock Hospitality Co	1,143,355	8,735,232
InnSuites Hospitality Trust	15,303	35,196
Park Hotels & Resorts Inc	1,141,652	11,827,515
Pebblebrook Hotel Trust	654,692	6,010,073
RLJ Lodging Trust (c)	845,527	6,172,347
Ryman Hospitality Properties Inc	326,978	31,752,834
Service Properties Trust	920,286	2,135,064
Sotherly Hotels Inc (b)	99,789	77,436
Summit Hotel Properties Inc	607,918	2,662,681
Sunstone Hotel Investors Inc	1,100,916	9,864,207
Xenia Hotels & Resorts Inc	559,624	6,844,202
		103,202,218
Industrial REITs - 0.7%
Americold Realty Trust Inc	1,414,277	23,434,570
EastGroup Properties Inc	283,372	48,045,723
First Industrial Realty Trust Inc	720,907	35,634,433
Industrial Logistics Properties Trust	318,499	1,047,862
Lineage Inc (c)	325,199	13,882,745
LXP Industrial Trust	1,635,130	14,029,415
Plymouth Industrial REIT Inc	222,269	3,600,758
Rexford Industrial Realty Inc	1,237,176	43,598,082
STAG Industrial Inc Class A	1,021,495	36,344,792
Terreno Realty Corp	543,667	30,673,692
		250,292,072
Office REITs - 0.5%
Brandywine Realty Trust	959,142	4,057,171
City Office Reit Inc	226,413	1,104,895
COPT Defense Properties	617,664	16,954,877
Cousins Properties Inc	916,418	25,723,853
Creative Media & Community Trust Corp (c)	3,489	27,040
Douglas Emmett Inc	917,678	13,058,558
Easterly Government Properties Inc	223,762	4,862,348
Empire State Realty Trust Inc Class A	746,043	5,714,689
Franklin Street Properties Corp	442,511	805,370
Highwoods Properties Inc	592,294	17,591,132
Hudson Pacific Properties Inc	773,928	1,439,506
JBG SMITH Properties	462,689	7,911,982
Kilroy Realty Corp	583,505	18,788,861
NET Lease Office Properties (b)	79,332	2,475,952
Office Properties Income Trust	408,645	78,868
Orion Properties Inc	293,430	560,451
Paramount Group Inc	995,631	6,023,568
Peakstone Realty Trust	201,673	2,498,728
Piedmont Office Realty Trust Inc Class A1	683,433	4,866,043
Postal Realty Trust Inc Class A	127,702	1,767,396
SL Green Realty Corp	383,509	21,771,806
Vornado Realty Trust	904,623	34,077,149
		192,160,243
Real Estate Management & Development - 0.6%
Alset Inc (b)(c)	26,690	22,366
Altisource Portfolio Solutions SA (b)	12,624	70,947
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	102,420	51,210
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	102,420	61,452
American Realty Investors Inc (b)	7,825	111,663
American Strategic Investment Co Class A (b)	9,979	96,347
AMREP Corp (b)	16,991	344,068
Anywhere Real Estate Inc (b)	534,711	1,866,141
Avalon GloboCare Corp (b)	4,146	15,257
CKX Lands Inc (b)	8,051	88,561
Compass Inc Class A (b)	2,282,383	13,488,884
Comstock Holding Cos Inc Class A (b)	20,344	188,182
Cushman & Wakefield PLC (b)	1,252,072	12,558,282
Douglas Elliman Inc (b)	381,291	1,037,112
eXp World Holdings Inc (c)	467,824	3,985,860
Fathom Holdings Inc (b)	72,639	87,167
Forestar Group Inc (b)	103,406	1,980,225
FRP Holdings Inc (b)	72,076	1,954,701
Howard Hughes Holdings Inc (b)	165,361	11,295,810
InterGroup Corp/The (b)	1,294	15,140
Jones Lang LaSalle Inc (b)	256,923	57,216,752
JW Mays Inc (b)	2,976	109,666
Kennedy-Wilson Holdings Inc	648,375	4,130,149
La Rosa Holdings Corp Class A (b)(c)	89,771	12,065
Marcus & Millichap Inc	131,798	3,797,100
Maui Land & Pineapple Co Inc (b)	40,829	648,365
New Concept Energy Inc (b)	24,971	22,721
Newmark Group Inc Class A	750,107	8,258,678
Offerpad Solutions Inc Class A (b)(c)	45,551	44,189
Opendoor Technologies Inc Class A (b)(c)	3,472,589	2,264,823
RE/MAX Holdings Inc Class A (b)	101,643	767,405
Redfin Corp (b)	678,611	6,779,324
RMR Group Inc/The Class A	94,242	1,423,054
Safe & Green Development Corp (c)	7,434	8,102
Seaport Entertainment Group Inc (c)	45,113	881,508
Seritage Growth Properties Class A (b)(c)	193,235	544,923
St Joe Co/The	207,188	9,263,375
Star Holdings (b)	61,680	390,434
Stratus Properties Inc (b)	36,520	662,838
Tejon Ranch Co (b)	134,110	2,238,296
Transcontinental Realty Investors Inc (b)	6,407	251,987
Zillow Group Inc Class A (b)	282,690	18,705,597
Zillow Group Inc Class C (b)	884,822	59,380,405
		227,121,131
Residential REITs - 0.7%
American Homes 4 Rent Class A	1,731,803	65,548,744
Apartment Investment and Management Co Class A	708,199	5,651,428
Bluerock Homes Trust Inc Class A	20,444	210,981
BRT Apartments Corp	64,814	1,021,469
Centerspace	91,372	5,824,965
Clipper Realty Inc	77,769	295,522
Elme Communities	483,992	7,772,912
Equity LifeStyle Properties Inc	1,042,846	66,293,720
Independence Realty Trust Inc	1,261,052	23,442,957
NexPoint Residential Trust Inc	122,057	4,149,938
Sun Communities Inc	652,396	80,531,762
UMH Properties Inc	406,673	6,828,040
Veris Residential Inc	440,681	6,698,351
		274,270,789
Retail REITs - 0.8%
Acadia Realty Trust	655,254	12,620,192
Agree Realty Corp	586,025	44,127,683
Alexander's Inc	12,096	2,723,898
Brixmor Property Group Inc	1,669,639	42,425,527
CBL & Associates Properties Inc	80,565	2,031,044
Curbline Properties Corp	516,206	11,712,714
FrontView REIT Inc	77,910	896,743
Getty Realty Corp	281,711	8,242,864
InvenTrust Properties Corp	424,419	11,921,930
Kite Realty Group Trust	1,198,057	26,501,021
Macerich Co/The	1,358,409	21,979,058
NETSTREIT Corp	452,565	7,286,297
NNN REIT Inc	1,026,173	42,852,984
Phillips Edison & Co Inc	685,633	24,312,546
Saul Centers Inc	67,478	2,272,659
SITE Centers Corp	266,429	3,175,834
Tanger Inc	605,141	18,033,202
Urban Edge Properties	687,792	12,490,303
Wheeler Real Estate Investment Trust Inc (b)(c)	223	887
Whitestone REIT	247,089	3,044,136
		298,651,522
Specialized REITs - 0.8%
CubeSmart	1,234,836	52,801,587
EPR Properties	416,440	23,191,544
Farmland Partners Inc	238,723	2,702,344
Four Corners Property Trust Inc	550,752	15,206,263
Gaming and Leisure Properties Inc	1,502,642	70,173,382
Gladstone Land Corp	189,438	1,872,595
Global Self Storage Inc	69,754	401,783
Lamar Advertising Co Class A	479,827	57,838,347
Millrose Properties Inc Class A	657,101	18,313,405
National Storage Affiliates Trust	385,035	13,245,204
Outfront Media Inc	753,280	12,444,186
PotlatchDeltic Corp	393,733	15,489,456
Rayonier Inc	771,957	18,295,381
Safehold Inc	253,102	3,814,247
Uniti Group Inc	1,339,027	5,757,816
		311,547,540
TOTAL REAL ESTATE		2,044,429,222

Utilities - 1.9%
Electric Utilities - 0.6%
ALLETE Inc	314,385	20,447,600
Genie Energy Ltd Class B	118,985	2,515,343
Hawaiian Electric Industries Inc (b)	923,032	9,857,982
IDACORP Inc (c)	291,058	34,621,349
MGE Energy Inc	197,564	17,843,980
OGE Energy Corp	1,094,674	48,680,154
Oklo Inc Class A (b)(c)	393,304	20,734,987
Otter Tail Corp	228,744	17,654,462
Portland General Electric Co	599,483	25,418,079
TXNM Energy Inc	489,806	27,767,102
		225,541,038
Gas Utilities - 0.6%
Chesapeake Utilities Corp	121,903	14,895,328
MDU Resources Group Inc	1,113,910	19,148,113
National Fuel Gas Co	494,067	40,780,290
New Jersey Resources Corp	548,521	25,171,629
Northwest Natural Holding Co	220,680	9,041,260
ONE Gas Inc	309,733	23,155,639
RGC Resources Inc	45,330	931,531
Southwest Gas Holdings Inc	327,840	23,548,747
Spire Inc	319,210	24,030,129
UGI Corp	1,174,103	42,338,154
		223,040,820
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy Inc Class A	214,522	6,188,960
Clearway Energy Inc Class C	428,882	13,196,699
Montauk Renewables Inc (b)	352,173	647,998
Ormat Technologies Inc	313,740	23,320,294
Spruce Power Holding Corp Class A (b)	88,234	174,703
Sunnova Energy International Inc (b)(c)	604,263	131,367
Talen Energy Corp (b)	250,515	61,113,134
		104,773,155
Multi-Utilities - 0.1%
Avista Corp	435,362	16,765,791
Black Hills Corp	391,622	22,898,138
Northwestern Energy Group Inc	330,098	18,264,322
Unitil Corp	88,512	4,853,112
		62,781,363
Water Utilities - 0.3%
American States Water Co	206,213	16,264,019
Artesian Resources Corp Class A	52,115	1,797,446
Cadiz Inc (b)	263,136	774,936
California Water Service Group	325,027	15,357,526
Consolidated Water Co Ltd	81,361	2,199,188
Essential Utilities Inc	1,376,571	53,039,281
Global Water Resources Inc	62,155	630,873
H2O America	166,182	8,721,231
Middlesex Water Co	98,468	5,706,221
Pure Cycle Corp (b)	130,737	1,388,427
York Water Co/The	78,464	2,562,634
		108,441,782
TOTAL UTILITIES		724,578,158

TOTAL UNITED STATES		36,703,486,314
TOTAL COMMON STOCKS (Cost $29,498,572,193)		37,531,389,255

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8%	86	1,484
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (c)(d)	534	0
Hyperscale Data Inc Series F (d)	582	0
		0
TOTAL INDUSTRIALS		1,484

Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d)	117,390	1
TOTAL UNITED STATES		1,485
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,485

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $6,639,476)	4.25	6,703,000	6,639,936

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	13,401,715	13,404,396
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	1,729,315,075	1,729,488,007
TOTAL MONEY MARKET FUNDS (Cost $1,742,892,403)			1,742,892,403

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $31,248,110,467)	39,280,923,079
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(1,680,637,961)
NET ASSETS - 100.0%	37,600,285,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	392	Jun 2025	40,538,680	70,822	70,822
CME S&P 400 Midcap Index Contracts (United States)	89	Jun 2025	26,736,490	64,993	64,993

TOTAL FUTURES CONTRACTS					135,815
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,450,316 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,521,555.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $2,279,240.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,741,645	723,113,432	765,450,681	579,946	-	-	13,404,396	13,401,715	0.0%
Fidelity Securities Lending Cash Central Fund	1,623,093,348	1,948,808,994	1,842,414,335	5,896,957	-	-	1,729,488,007	1,729,315,075	5.5%
Total	1,678,834,993	2,671,922,426	2,607,865,016	6,476,903	-	-	1,742,892,403

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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